NYLI Candriam Emerging Markets Debt Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.4%
Corporate Bonds 4.2%
Brazil 1.6%
Raizen Fuels Finance SA
Series Reg S
6.25%, due 7/8/32	$ 600,000	$ 502,500
Series Reg S
6.95%, due 3/5/54	500,000	381,350
		883,850
Czech Republic 1.0%
Energo-Pro A/S
Series Reg S
6.45%, due 4/15/31	EUR 500,000	589,204
Georgia 0.9%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	$ 500,000	476,972
Turkey 0.7%
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	400,000	415,872
Total Corporate Bonds (Cost $2,416,391)		2,365,898
Foreign Government Bonds 88.2%
Albania 0.5%
Albania Government Bond
Series Reg S
4.75%, due 2/14/35	EUR 250,000	301,168
Angola 0.5%
Angola Government Bond
Series Reg S
9.125%, due 11/26/49	$ 300,000	259,661
Argentina 4.3%
Argentina Government Bond (a)
0.75%, due 7/9/30	125,217	105,934
3.50%, due 7/9/41	1,750,000	1,265,250
4.125%, due 7/9/35	909,091	703,182
4.125%, due 7/9/46	465,909	341,278
		2,415,644

	Principal Amount	Value
Foreign Government Bonds
Azerbaijan 0.8%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	$ 500,000	$ 465,719
Benin 0.4%
Benin Government Bond
Series Reg S
7.96%, due 2/13/38	200,000	208,880
Brazil 4.3%
Brazil Government Bond
6.125%, due 3/15/34	500,000	505,450
6.625%, due 3/15/35	700,000	719,250
7.125%, due 5/13/54	500,000	499,670
7.25%, due 1/12/56	700,000	698,600
		2,422,970
Chile 3.4%
Chile Government Bond
3.25%, due 9/21/71	1,000,000	618,150
5.65%, due 1/13/37	1,250,000	1,318,125
		1,936,275
Colombia 5.1%
Colombia Government Bond
7.375%, due 4/25/30	600,000	627,300
7.75%, due 11/7/36	500,000	522,350
8.00%, due 4/20/33	500,000	536,575
8.00%, due 11/14/35	625,000	667,125
Ecopetrol SA
8.375%, due 1/19/36	500,000	517,311
		2,870,661
Costa Rica 2.9%
Costa Rica Government Bond
Series Reg S
5.625%, due 4/30/43 (b)	1,000,000	953,670
Series Reg S
7.30%, due 11/13/54	600,000	666,666
		1,620,336
Dominican Republic 4.6%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	800,000	764,984
Series Reg S
5.30%, due 1/21/41	500,000	453,500

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic
Dominican Republic Government Bond
Series Reg S
6.60%, due 6/1/36	$ 1,000,000	$ 1,044,500
Series Reg S
7.05%, due 2/3/31	300,000	319,950
		2,582,934
Ecuador 2.3%
Ecuador Government Bond (a)
Series Reg S
5.00%, due 7/31/40	1,250,000	1,031,250
Series Reg S
6.90%, due 7/31/35	300,000	273,300
		1,304,550
Egypt 3.5%
Egypt Government Bond
Series Reg S
7.50%, due 2/16/61	800,000	680,405
Series Reg S
7.625%, due 5/29/32	300,000	310,269
Series Reg S
8.70%, due 3/1/49	500,000	489,538
Series Reg S
8.875%, due 5/29/50	500,000	493,747
		1,973,959
El Salvador 1.1%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	291,000	301,185
Series Reg S
8.25%, due 4/10/32	300,000	322,416
		623,601
Ghana 1.9%
Ghana Government Bond
Series Reg S
5.00%, due 7/3/35 (a)	1,200,000	1,094,119
Hungary 5.1%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	1,250,000	1,076,035
Series Reg S
5.50%, due 3/26/36	900,000	894,403

	Principal Amount	Value
Foreign Government Bonds
Hungary
Hungary Government Bond
Series Reg S
6.00%, due 9/26/35	$ 300,000	$ 309,466
7.625%, due 3/29/41	500,000	581,121
		2,861,025
Indonesia 2.7%
Indonesia Government Bond
4.85%, due 1/11/33	1,500,000	1,505,337
Kenya 0.4%
Kenya Government Bond
Series Reg S
9.50%, due 3/5/36	200,000	213,988
Lebanon 0.9%
Lebanon Government Bond (c)(d)
Series Reg S
6.65%, due 11/3/28	1,000,000	293,636
Series Reg S
7.00%, due 3/23/32	750,000	222,975
		516,611
Mexico 6.0%
Mexico Government Bond
3.50%, due 2/12/34	500,000	430,750
3.75%, due 4/19/71	500,000	293,525
4.75%, due 3/8/44	500,000	408,925
4.875%, due 5/19/33	600,000	573,570
5.00%, due 4/27/51	500,000	399,325
6.00%, due 5/7/36	500,000	501,875
6.625%, due 1/29/38	750,000	779,588
		3,387,558
Montenegro 1.1%
Montenegro Government Bond
Series Reg S
7.25%, due 3/12/31	600,000	639,059
Nigeria 1.9%
Nigeria Government Bond
Series Reg S
7.875%, due 2/16/32	300,000	312,561
Series Reg S
9.13%, due 1/13/46	300,000	321,162

	Principal Amount	Value
Foreign Government Bonds
Nigeria
Nigeria Government Bond
Series Reg S
10.375%, due 12/9/34	$ 400,000	$ 472,272
		1,105,995
Oman 2.7%
Oman Government Bond
Series Reg S
6.75%, due 1/17/48	1,400,000	1,510,408
Pakistan 0.9%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51	500,000	502,519
Panama 2.7%
Panama Government Bond
3.87%, due 7/23/60	500,000	323,950
4.50%, due 4/1/56	250,000	183,625
6.70%, due 1/26/36	300,000	319,515
6.853%, due 3/28/54	700,000	720,020
		1,547,110
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	400,000	417,136
Peru 2.9%
Peru Government Bond
1.862%, due 12/1/32	300,000	248,700
3.23%, due 7/28/2121	500,000	269,550
3.60%, due 1/15/72	500,000	314,350
6.55%, due 3/14/37	750,000	824,025
		1,656,625
Poland 1.4%
Bank Gospodarstwa Krajowego
Series Reg S
6.25%, due 7/9/54	800,000	821,262
Republic of North Macedonia 1.6%
North Macedonia Government Bond
Series Reg S
4.75%, due 1/21/34	EUR 800,000	933,585

	Principal Amount	Value
Foreign Government Bonds
Romania 6.2%
Romanian Government Bond
Series Reg S
5.75%, due 3/24/35	$ 300,000	$ 297,529
Series Reg S
6.375%, due 1/30/34	300,000	312,277
Series Reg S
6.50%, due 10/7/45	EUR 1,156,000	1,428,986
Series Reg S
6.75%, due 7/11/39	600,000	766,623
Series Reg S
7.125%, due 1/17/33	$ 250,000	273,013
Series Reg S
7.50%, due 2/10/37	400,000	444,255
		3,522,683
Senegal 1.5%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 500,000	325,398
Series Reg S
6.75%, due 3/13/48	$ 500,000	268,571
Series Reg S
7.75%, due 6/10/31	400,000	241,041
		835,010
South Africa 4.0%
South Africa Government Bond
5.75%, due 9/30/49	500,000	411,787
5.875%, due 6/22/30	500,000	514,822
Series Reg S
7.10%, due 11/19/36	500,000	529,931
Series Reg S
7.95%, due 11/19/54	750,000	787,307
		2,243,847
Sri Lanka 1.3%
Sri Lanka Government Bond (a)
Series Reg S
3.35%, due 3/15/33	300,000	275,100
Series Reg S
3.60%, due 6/15/35	200,000	164,000
Series Reg S
3.60%, due 2/15/38	300,000	296,998
		736,098
Suriname 1.1%
Suriname Government Bond
Series Reg S
7.70%, due 11/6/30	400,000	414,000

	Principal Amount	Value
Foreign Government Bonds
Suriname
Suriname Government Bond
Series Reg S
8.50%, due 11/6/35	$ 200,000	$ 214,992
		628,992
Turkey 3.9%
Turkey Government Bond
4.875%, due 4/16/43	800,000	602,553
6.875%, due 1/14/38	1,200,000	1,188,478
7.25%, due 5/29/32 (b)	400,000	419,467
		2,210,498
Ukraine 1.7%
Ukraine Government Bond (a)
Series Reg S
4.50%, due 2/1/35	347,982	215,269
Series Reg S
4.50%, due 2/1/36	1,273,536	774,608
		989,877
United Arab Emirates 0.6%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	500,000	332,881
Venezuela 1.3%
Petroleos de Venezuela SA (c)(d)
Series Reg S
6.00%, due 5/16/24	1,500,000	454,500
Series Reg S
6.00%, due 11/15/26	1,000,000	300,000
		754,500
Total Foreign Government Bonds (Cost $48,700,168)		49,953,081
Total Long-Term Bonds (Cost $51,116,559)		52,318,979

	Principal Amount	Value
Short-Term Investment 2.1%
Unaffiliated Investment Company 2.1%
United States 2.1%
Invesco Government & Agency Portfolio, 3.682% (e)(f)	1,168,895	$ 1,168,895
Total Short-Term Investment (Cost $1,168,895)		1,168,895
Total Investments (Cost $52,285,454)	94.5%	53,487,874
Other Assets, Less Liabilities	5.5	3,125,950
Net Assets	100.0%	$ 56,613,824

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $1,136,233. The Fund received cash collateral with a value of $1,168,895.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Current yield as of January 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of January 31, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)[2]
EUR	2,000,000	USD	2,354,287	JPMorgan Chase Bank N.A.	3/25/26	$ 22,151
Total Unrealized Appreciation						22,151
EUR	1,000,000	USD	1,188,335	Barclays Capital	3/25/26	(116)
USD	8,735,512	EUR	7,400,000	Barclays Capital	3/25/26	(57,308)
Total Unrealized Depreciation						(57,424)
Net Unrealized Depreciation						$ (35,273)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of January 31, 2026, cash in the amount of $890,000 was on deposit with a broker or forward commission merchant for forward transactions.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	30	March 2026	$ 6,266,791	$ 6,254,766	$ (12,025)
U.S. Treasury 5 Year Notes	55	March 2026	6,033,804	5,991,133	(42,671)
Total Long Contracts					(54,696)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
Euro-Bobl	(7)	March 2026	$ (968,257)	$ (967,566)	$ 691
Euro-Bund	(26)	March 2026	(3,960,460)	(3,950,084)	10,376
U.S. Treasury 10 Year Ultra Bonds	(25)	March 2026	(2,857,905)	(2,853,906)	3,999
Total Short Contracts					15,066
Net Unrealized Depreciation					$ (39,630)

1.	As of January 31, 2026, cash in the amount of $156,903 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
Bobl—Bundesobligation, the German word for federal government bond
EUR—Euro
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 2,365,898	$ —	$ 2,365,898
Foreign Government Bonds	—	49,953,081	—	49,953,081
Total Long-Term Bonds	—	52,318,979	—	52,318,979
Short-Term Investment
Unaffiliated Investment Company	1,168,895	—	—	1,168,895
Total Investments in Securities	1,168,895	52,318,979	—	53,487,874
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	22,151	—	22,151
Futures Contracts	15,066	—	—	15,066
Total Other Financial Instruments	15,066	22,151	—	37,217
Total Investments in Securities and Other Financial Instruments	$ 1,183,961	$ 52,341,130	$ —	$ 53,525,091
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (57,424)	$ —	$ (57,424)
Futures Contracts	(54,696)	—	—	(54,696)
Total Other Financial Instruments	$ (54,696)	$ (57,424)	$ —	$ (112,120)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Income Builder Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.3%
Asset-Backed Securities 4.2%
Automobile Asset-Backed Securities 1.6%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 894,890	$ 897,542
Series 2025-A, Class G
10.219%, due 6/15/33	737,993	743,895
Series 2024-A, Class G
12.748%, due 5/17/32	346,554	360,168
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D
5.62%, due 3/17/31	890,000	906,269
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	1,315,000	1,325,512
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,095,000	1,105,482
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	851,697
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,060,000	1,035,308
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	178,653
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,448,800
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	1,665,000	1,735,073
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34%, due 1/15/32	910,000	916,518
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	354,017	351,687
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,212,598
Series 2022-1, Class D
3.64%, due 3/15/28	491,000	476,877
Series 2022-2, Class D
5.80%, due 4/17/28	1,385,000	1,244,656
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,175,000	1,161,637
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.203% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	574,527	580,527
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	769,239

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	$ 462,069	$ 485,761
		17,787,899
Other Asset-Backed Securities 2.6%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.05% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	800,000	802,456
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.22% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	250,641
AIMCO CLO
Series 2018-AA, Class B1R
5.318% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	800,000	802,550
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	397,460	388,875
Series 2016-2, Class A
3.65%, due 6/15/28	923,510	895,931
Apidos CLO
Series 2018-18A, Class BR2
5.369% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	950,000	954,542
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.218% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	420,000	420,945
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.418% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	450,000	450,407
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.62% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	345,758
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.956% (SOFR + 1.28%), due 4/11/48 (a)(b)	850,000	851,776
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
4.878% (3 Month SOFR + 1.21%), due 10/25/38 (a)(b)	1,000,000	1,004,054
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,589,329	1,453,134
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,602,614	1,299,647
Series 2020-1, Class A1
1.69%, due 7/15/60	727,067	610,938

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	$ 920,000	$ 931,552
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.24% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	750,000	752,321
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
(zero coupon) (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	400,000	400,000
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.065% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	525,000	525,488
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.038% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	650,000	651,318
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.152% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	850,000	852,264
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	484,545	475,383
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,280,249
Invitation Homes Trust
Series 2024-SFR1, Class D
4.25%, due 9/17/41 (a)	1,053,000	1,019,297
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.272% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	451,121
Kinetic ABS Issuer LLC
Series 2026-1A, Class B
5.561%, due 2/25/56 (a)	1,110,000	1,110,000
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	660,000	416,570
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.038% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	651,987
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.768% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	500,000	501,361
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.128% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	451,710
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.318% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	800,000	804,718

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.068% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	$ 650,000	$ 652,075
RIN V LLC
Series 2023-2A, Class A1R
5.007% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	850,000	849,980
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.068% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	531,453
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.622% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	452,046
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	910,800	896,219
Series 2024-1A, Class A2I
6.028%, due 7/30/54	881,100	892,710
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.368% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	500,000	503,624
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	641,444	657,365
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	835,000	820,255
Zayo Issuer LLC
Series 2025-2A, Class B
6.586%, due 6/20/55 (a)	810,000	836,060
		28,898,780
Total Asset-Backed Securities (Cost $46,930,749)		46,686,679
Corporate Bonds 10.6%
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	116,668	116,752
5.75%, due 4/20/29	850,000	858,843
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30 (c)	775,000	793,988
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,947,917	1,962,645
		3,732,228

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	$ 940,000	$ 932,465
4.125%, due 8/17/27	1,050,000	1,044,885
6.80%, due 5/12/28	730,000	763,905
6.95%, due 3/6/26	660,000	661,131
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	730,227
2.70%, due 6/10/31	1,080,000	982,206
4.30%, due 4/6/29	680,000	680,838
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,905,000	1,865,372
		7,661,029
Banks 2.9%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,196,845
Banco Santander SA
2.749%, due 12/3/30	1,000,000	911,949
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	2,000,000	1,945,618
BNP Paribas SA (a)
3.052%, due 1/13/31 (e)	1,170,000	1,107,968
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(d)	1,450,000	1,444,565
6.875% (5 Year Treasury Constant Maturity Rate + 2.853%), due 12/15/33 (b)(d)	105,000	105,950
BPCE SA
2.045%, due 10/19/27 (a)(e)	1,255,000	1,237,399
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,499,523
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	950,000	954,517
Deutsche Bank AG
3.035%, due 5/28/32 (e)	600,000	550,683
4.908% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,952,153
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,603,383
First Horizon Corp.
5.514%, due 3/7/31 (e)	625,000	643,614
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	1,165,000	1,034,014
6.75%, due 10/1/37	444,000	492,913
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (e)	755,000	756,249
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	535,000	532,413
KeyBank NA
4.90%, due 8/8/32	870,000	868,779
KeyCorp
6.401%, due 3/6/35 (e)	360,000	390,068
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	870,000	885,202

	Principal Amount	Value
Corporate Bonds
Banks
M&T Bank Corp.
5.385%, due 1/16/36 (e)	$ 365,000	$ 370,115
Morgan Stanley (e)
2.484%, due 9/16/36	2,115,000	1,859,783
2.511%, due 10/20/32	1,530,000	1,373,352
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (e)	735,000	766,616
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	934,460
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,263,896
UBS Group AG (a)
3.091%, due 5/14/32 (e)	1,040,000	965,869
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(d)	1,260,000	1,150,768
USB Realty Corp.
5.081% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(d)	680,000	571,491
Wells Fargo & Co.
3.35%, due 3/2/33 (e)	935,000	871,826
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	600,000	607,587
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,255,000	1,136,551
		31,986,119
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,535,000	696,890
Celanese US Holdings LLC
7.20%, due 11/15/33 (f)	865,000	915,090
Huntsman International LLC
4.50%, due 5/1/29 (c)	1,862,000	1,791,691
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	455,000	463,515
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,260,000	1,294,140
		5,161,326
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	935,000	927,470
Global Payments, Inc.
4.875%, due 11/15/30	1,075,000	1,074,752
		2,002,222
Computers 0.0% ‡
Dell International LLC
3.375%, due 12/15/41	400,000	302,345

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 0.7%
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(d)	$ 705,000	$ 675,749
6.992%, due 6/13/29 (e)	550,000	580,057
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,515,000	1,512,906
4.70%, due 1/30/31	555,000	552,044
Capital One Financial Corp. (e)
4.722%, due 1/30/32	630,000	630,188
5.197%, due 9/11/36	475,000	468,384
6.051%, due 2/1/35	160,000	168,049
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	250,000	262,915
OneMain Finance Corp.
6.75%, due 3/15/32	885,000	904,510
7.50%, due 5/15/31	800,000	838,674
Synchrony Financial
5.45%, due 3/6/31 (e)	880,000	897,035
		7,490,511
Electric 1.3%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,138,290
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,697,379
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,240,967
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	430,000	447,865
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	530,000	548,487
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	820,000	764,908
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	350,000	351,251
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,493,379
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	533,440
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	620,076
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	485,000	498,097
Southern California Edison Co.
4.00%, due 4/1/47	660,000	498,267
5.70%, due 3/1/53	570,000	536,191

	Principal Amount	Value
Corporate Bonds
Electric
Virginia Electric and Power Co.
2.95%, due 11/15/51	$ 1,035,000	$ 650,605
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	614,000	608,417
7.25%, due 1/15/29	785,000	810,029
8.375%, due 1/15/31 (c)	575,000	603,991
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	525,000	489,125
		14,530,764
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)(c)	415,000	408,197
Food 0.5%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	212,995
9.00%, due 5/12/35 (a)	550,000	613,525
JBS NV
5.75%, due 4/1/33	1,228,000	1,281,491
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,338,309
Post Holdings, Inc. (a)
4.50%, due 9/15/31	220,000	208,420
4.625%, due 4/15/30	490,000	478,491
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,179,488
		5,312,719
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,132,189
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	926,431
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,258,232
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	688,591
		2,873,254
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	625,000	650,781

	Principal Amount	Value
Corporate Bonds
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	$ 705,000	$ 739,141
Five Corners Funding Trust III
5.791%, due 2/15/33 (a)	770,000	812,553
		1,551,694
Internet 0.2%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(c)	950,000	872,350
Meta Platforms, Inc.
5.625%, due 11/15/55	420,000	399,623
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	870,000	974,708
		2,246,681
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)(c)	630,000	662,102
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (g)	386,837	386,580
		1,048,682
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	220,000	227,099
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,025,000	1,049,409
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	934,863
		2,211,371
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	829,366
Media 0.0% ‡
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	235,000	233,581
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	690,496
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	960,000	1,034,715

	Principal Amount	Value
Corporate Bonds
Mining
Vedanta Resources Finance II plc
Series Reg S
10.875%, due 9/17/29	$ 510,000	$ 546,341
		2,271,552
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.848% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	978,124
Oil & Gas 0.2%
California Resources Corp.
8.25%, due 6/15/29 (a)	755,000	794,094
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	580,000	583,698
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	120,000	118,665
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,210,000	1,210,291
		2,706,748
Pipelines 0.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,352,868
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	967,172
Energy Transfer LP
5.35%, due 5/15/45	205,000	186,347
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,870,329
ONEOK, Inc.
5.625%, due 1/15/28 (a)	565,000	576,645
6.25%, due 10/15/55	725,000	728,906
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	897,153
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	860,000	738,535
		7,317,955
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	400,000	409,439
Real Estate Investment Trusts 0.3%
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,498,445

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Trust 2401 (a)
7.375%, due 2/13/34	$ 623,000	$ 681,033
7.70%, due 1/23/32	780,000	856,323
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	252,000	276,507
		3,312,308
Retail 0.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,121,895
AutoNation, Inc.
4.75%, due 6/1/30	594,000	599,199
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,155,000	1,182,840
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)	215,000	217,311
PetSmart LLC
7.50%, due 9/15/32 (a)	565,000	579,385
Sally Holdings LLC
6.75%, due 3/1/32 (c)	200,000	207,301
		3,907,931
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	870,000	898,764
Software 0.1%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	585,000	594,993
Telecommunications 0.2%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	897,723
Uniti Services LLC
7.50%, due 10/15/33 (a)	765,000	789,827
WULF Compute LLC
7.75%, due 10/15/30 (a)	565,000	589,306
		2,276,856
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	410,000	435,734
Total Corporate Bonds (Cost $119,553,105)		116,475,463

	Principal Amount	Value
Foreign Government Bonds 0.9%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (f)	$ 1,535,000	$ 1,187,323
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36	965,000	1,076,274
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	554,000	510,527
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,502,943
7.75%, due 11/7/36	965,000	1,008,135
		2,511,078
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,142,695
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	1,044,571
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,349,685
Uruguay 0.1%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 29,490,000	861,021
Total Foreign Government Bonds (Cost $9,087,661)		9,683,174
Loan Assignments 0.3%
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.667% (3 Month SOFR + 4.00%), due 11/2/27 (b)	USD $ 729,396	711,617
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan

	Principal Amount	Value
Loan Assignments
Finance
Arches Buyer, Inc.
7.022% (1 Month SOFR + 3.25%), due 12/6/27 (b)	$ 786,719	$ 782,785
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29 (b)	887,582	887,266
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.045% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,340,000	1,333,635
		2,220,901
Services Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.922% (3 Month SOFR + 3.25%), due 9/13/32 (b)	365,000	365,912
Total Loan Assignments (Cost $4,064,383)		4,081,215
Mortgage-Backed Securities 11.0%
Agency (Collateralized Mortgage Obligations) 3.9%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,425,219	964,640
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	2,570,967	52,378
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	352,724	7,754
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	586,870	474,130
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	428,123	353,243
REMIC, Series 5363
(zero coupon), due 12/25/53	496,674	426,285
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	630,239	520,315
REMIC, Series 5514, Class SA
1.403% (SOFR 30A + 5.10%), due 3/25/55 (b)(h)	2,306,370	69,509
REMIC, Series 5531, Class SD
2.203% (SOFR 30A + 5.90%), due 4/25/55 (b)(h)	2,939,132	183,994
REMIC, Series 4994, Class TS
2.288% (SOFR 30A + 5.986%), due 7/25/50 (b)(h)	1,738,514	222,197
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,353,487	240,703
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,439,404	231,412

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	$ 1,023,250	$ 163,895
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,168,237	188,271
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,240,611	136,764
REMIC, Series 5547, Class ES
3.303% (SOFR 30A + 7.00%), due 6/25/55 (b)(h)	1,255,751	85,544
REMIC, Series 5040
3.50%, due 11/25/50 (h)	900,815	164,621
FHLMC MSCR Trust
REMIC, Series 2025-MN12, Class B1
8.197% (SOFR 30A + 4.50%), due 11/25/45 (a)(b)	1,060,000	1,077,807
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	895,655	695,918
Series 402
(zero coupon), due 9/25/53	733,704	623,033
Series 311, Class S1
2.128% (SOFR 30A + 5.836%), due 8/15/43 (b)(h)	2,702,139	279,215
Series 397, Class C61
5.50%, due 1/25/53 (h)	1,255,287	216,437
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	605,562	515,748
REMIC, Series 2023-45
(zero coupon), due 10/25/53	709,588	561,195
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	900,844	761,489
REMIC, Series 2025-44, Class SD
1.403% (SOFR 30A + 5.10%), due 6/25/55 (b)(h)	3,859,340	146,472
REMIC, Series 2024-82, Class DS
1.453% (SOFR 30A + 5.15%), due 11/25/54 (b)(h)	2,906,252	91,842
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,700,000	1,298,744
REMIC, Series 2022-10, Class SA
2.053% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,598,662	182,120
REMIC, Series 2025-103, Class SA
2.133% (SOFR 30A + 5.83%), due 6/25/55 (b)(h)	2,257,955	140,692
REMIC, Series 2016-57, Class SN
2.238% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,422,421	154,191
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	1,109,542	188,861
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,126,244	176,826
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	3,127,830	413,677

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	$ 476,126	$ 55,878
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	4,523,457	741,297
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,181,185	566,173
REMIC, Series 2025-18, Class SM
3.403% (SOFR 30A + 7.10%), due 9/25/54 (b)(h)	1,053,338	73,471
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	2,001,406	427,975
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	3,588,937	340,946
Series 440, Class C46
4.00%, due 10/25/53	2,241,694	474,572
Series 438, Class C34
6.00%, due 8/25/53	1,671,222	369,831
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	2,775,525	11,669
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	3,957,805	12,484
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,249,169	824,573
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(h)	3,767,446	13,575
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(h)	5,082,016	22,325
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(h)	13,644,744	129,686
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	5,641,110	57,043
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	3,047,454	2,629
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(h)	3,980,779	38,229
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(h)	10,048,534	104,958
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(h)	1,994,803	19,689
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,263,924	1,021,716
REMIC, Series 2023-53
(zero coupon), due 4/20/53	397,536	326,283
REMIC, Series 2021-158, Class SB
0.038% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	3,184,690	85,285

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-78, Class S
0.038% (SOFR 30A + 3.70%), due 4/20/52 (b)(h)	$ 2,085,015	$ 38,563
REMIC, Series 2023-80, Class SA
1.547% (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	3,831,786	170,110
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	663,337	81,794
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	2,966,089	340,922
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (h)	1,947,139	234,029
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,647,598	1,062,814
REMIC, Series 2020-34, Class SC
2.26% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	1,895,120	237,663
REMIC, Series 2025-131, Class S
2.347% (SOFR 30A + 6.05%), due 8/20/55 (b)(h)	1,745,829	135,940
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (h)	3,918,648	576,602
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	760,237	116,270
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,584,770	1,307,227
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	3,466,623	570,345
REMIC, Series 2020-146, Class SA
2.51% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	1,858,434	251,065
REMIC, Series 2021-179, Class SA
2.51% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	2,520,237	353,235
REMIC, Series 2020-167, Class SN
2.51% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,206,335	165,351
REMIC, Series 2020-189, Class NS
2.51% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	2,956,884	418,713
REMIC, Series 2020-189, Class SU
2.51% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	606,608	86,012
REMIC, Series 2021-46, Class QS
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	658,250	86,333
REMIC, Series 2021-57, Class SD
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	6,272,001	836,882
REMIC, Series 2021-46, Class TS
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,434,864	188,219
REMIC, Series 2021-96, Class NS
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	3,754,033	485,860
REMIC, Series 2021-97, Class SM
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	953,257	128,431
REMIC, Series 2021-96, Class SN
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,228,482	281,306

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-122, Class HS
2.51% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	$ 2,191,466	$ 298,721
REMIC, Series 2021-96, Class JS
2.56% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	1,762,854	245,930
REMIC, Series 2023-86, Class SE
2.947% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	1,483,581	223,027
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	1,772,135	307,474
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	3,016,173	506,226
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	314,842	47,161
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	1,289,089	219,089
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,259,675	228,761
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	1,918,253	323,345
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	1,974,606	331,723
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	4,189,975	753,050
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	2,899,536	493,123
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	462,681	420,339
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	671,968	612,363
REMIC, Series 2023-60, Class ES
3.794% (SOFR 30A + 11.20%), due 4/20/53 (b)	817,529	758,495
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	1,494,014	347,987
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	322,359	319,884
REMIC, Series 2023-66, Class MP
4.894% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,093,758	1,040,369
REMIC, Series 2023-38, Class WT
6.464%, due 12/20/51 (i)	546,467	576,709
REMIC, Series 2023-59, Class YC
7.076%, due 9/20/51 (i)	1,191,635	1,312,526
REMIC, Series 2023-55, Class LB
7.722%, due 11/20/51 (i)	787,834	899,445
REMIC, Series 2023-55, Class CG
7.833%, due 7/20/51 (i)	816,392	929,472
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.797% (SOFR 30A + 3.10%), due 5/25/55	930,000	927,887

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.312% (SOFR 30A + 5.614%), due 10/25/49	$ 1,040,000	$ 1,060,449
Series 2023-01, Class M10
10.197% (SOFR 30A + 6.50%), due 11/25/53	735,000	837,022
Series 2020-01, Class CE
11.312% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,447,633
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	2,164,452	1,883,738
		43,235,843
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A
2.848%, due 8/14/34 (a)	1,270,000	1,055,687
BANK
Series 2019-BN19, Class C
4.031%, due 8/15/61 (j)	1,060,000	783,905
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	1,020,000	905,422
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,170,000	1,018,301
Benchmark Mortgage Trust (j)
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)	815,000	614,984
Series 2019-B14, Class C
3.778%, due 12/15/62	1,260,000	892,267
Series 2018-B1, Class C
4.201%, due 1/15/51	1,055,000	864,163
BF Mortgage Trust
Series 2019-NYT, Class F
6.978% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,280,000	1,142,450
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C
5.451%, due 10/10/42 (a)(j)	1,050,000	1,060,137
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(j)	1,400,000	1,315,532
BSST Mortgage Trust
Series 2022-1700, Class A
4.981% (1 Month SOFR + 1.30%), due 2/15/37 (a)(b)	1,025,000	882,276
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	955,000	881,024

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (j)	$ 945,000	$ 1,015,124
Series 2024-BRBK, Class D
9.648% (1 Month SOFR + 5.971%), due 10/15/41 (b)	780,000	782,925
BX Trust
Series 2025-VLT7, Class E
7.43% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	525,000	525,000
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(j)	890,000	863,300
CFK Trust
Series 2020-MF2, Class E
3.458%, due 3/15/39 (a)(j)	1,400,000	1,064,300
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(j)	1,730,000	1,317,317
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.683%, due 11/10/46 (j)	1,270,000	1,014,219
Series 2018-HCLV, Class A
4.976% (1 Month SOFR + 1.296%), due 9/15/33 (b)	850,000	784,531
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.635%, due 12/27/52 (a)(i)	1,300,000	1,098,252
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.997% (SOFR 30A + 2.30%), due 11/25/51	321,788	322,094
Series 2024-MN9, Class M2
6.947% (SOFR 30A + 3.25%), due 10/25/44	1,175,000	1,193,335
GNMA (h)
REMIC, Series 2025-112
0.566%, due 3/16/66 (j)	5,481,945	281,280
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (j)	4,185,411	257,472
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (i)	5,640,059	394,426
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (j)	2,796,030	198,729
REMIC, Series 2021-47
0.992%, due 3/16/61 (j)	6,658,876	440,110
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (j)	2,435,598	166,373
REMIC, Series 2023-172
1.331%, due 2/16/66 (j)	3,856,912	351,008
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,150,000	1,198,625

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GS Mortgage Securities Trust
Series 2015-GC30, Class B
3.998%, due 5/10/50 (j)	$ 357,456	$ 346,679
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	864,997	834,722
Series 2021-1440, Class A
5.095% (1 Month SOFR + 1.414%), due 3/15/36 (b)	910,000	855,915
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	813,918
Morgan Stanley Bank of America Merrill Lynch Trust (a)(j)
Series 2015-C22, Class D
3.973%, due 4/15/48	1,450,000	819,395
Series 2015-C23, Class D
4.209%, due 7/15/50	155,047	150,631
Morgan Stanley Capital I Trust (a)
Series 2021-230P, Class A
4.964% (1 Month SOFR + 1.284%), due 12/15/38 (b)	580,000	563,325
Series 2015-420, Class A
7.982%, due 10/12/50 (f)	657,843	666,126
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(j)	1,275,000	1,103,524
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	640,000	530,384
Series 2019-C16, Class AS
3.887%, due 4/15/52	480,000	456,401
Series 2018-C9, Class C
4.962%, due 3/15/51 (j)	1,390,000	952,625
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(j)	615,000	616,018
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	209,552
Series 2016-NXS5, Class D
4.875%, due 1/15/59 (j)	570,000	434,032
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(j)	1,020,000	937,830
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(j)	1,140,000	968,989
		35,944,634

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 3.8%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(f)	$ 471,505	$ 467,520
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(h)(i)	36,998,026	459,553
Citigroup Mortgage Loan Trust (a)(i)
Series 2014-C, Class B3
4.25%, due 2/25/54	1,580,000	1,359,338
Series 2025-LTV1, Class A1
5.237%, due 12/25/55	1,221,573	1,223,996
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.397% (SOFR 30A + 1.70%), due 1/25/45	710,000	707,787
Series 2025-R02, Class 1B1
5.647% (SOFR 30A + 1.95%), due 2/25/45	370,000	373,033
Series 2021-R03, Class 1B1
6.447% (SOFR 30A + 2.75%), due 12/25/41	450,000	456,750
Series 2023-R07, Class 2M2
6.947% (SOFR 30A + 3.25%), due 9/25/43	1,730,000	1,789,975
Series 2023-R03, Class 2M2
7.597% (SOFR 30A + 3.90%), due 4/25/43	1,355,000	1,428,534
Series 2021-R03, Class 1B2
9.197% (SOFR 30A + 5.50%), due 12/25/41	475,000	490,621
Series 2021-R02, Class 2B2
9.897% (SOFR 30A + 6.20%), due 11/25/41	880,000	908,505
Series 2020-SBT1, Class 1B1
10.562% (SOFR 30A + 6.864%), due 2/25/40	1,580,000	1,658,510
Series 2022-R02, Class 2B2
11.347% (SOFR 30A + 7.65%), due 1/25/42	1,055,000	1,115,369
Series 2019-HRP1, Class B1
13.062% (SOFR 30A + 9.364%), due 11/25/39	1,790,241	1,889,981
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
8.912% (SOFR 30A + 5.214%), due 1/25/50	1,320,000	1,471,278
Series 2022-HQA3, Class M2
9.047% (SOFR 30A + 5.35%), due 8/25/42	640,000	681,114
Series 2021-HQA3, Class B2
9.947% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,918,396
Series 2021-HQA4, Class B2
10.697% (SOFR 30A + 7.00%), due 12/25/41	1,505,000	1,571,310
Series 2022-HQA1, Class B1
10.697% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,443,540
Series 2022-DNA1, Class B2
10.797% (SOFR 30A + 7.10%), due 1/25/42	1,360,000	1,425,277
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(i)	1,563,234	1,220,198

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.612% (SOFR 30A + 4.914%), due 9/25/47	$ 1,345,000	$ 1,470,879
REMIC, Series 2019-FTR1, Class B2
12.162% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,304,710
REMIC, Series 2019-HQA2, Class B2
15.062% (SOFR 30A + 11.364%), due 4/25/49	1,010,000	1,211,689
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	82,738	69,118
GS Mortgage-Backed Securities Trust (a)
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (i)	1,800,045	1,512,038
Series 2022-HP1, Class B4
3.31%, due 9/25/52 (j)	717,645	602,312
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.879%, due 8/25/51 (a)(j)	2,319,714	1,962,349
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
6.823% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,250,000	1,259,736
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
3.045%, due 4/25/66	1,063,757	634,830
Series 2018-3, Class B2
3.25%, due 8/25/58	1,806,150	1,397,003
Series 2018-3, Class B4
3.672%, due 8/25/58	668,575	428,112
OBX Trust
Series 2025-R1, Class A1
4.94%, due 9/25/62 (a)(f)	640,447	642,826
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(i)	2,109,632	1,770,773
STACR Trust
Series 2018-HRP1, Class B2
15.562% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,823,352	2,148,691
Towd Point Mortgage Trust (a)(i)
Series 2018-2, Class B5
(zero coupon), due 3/25/58	1,204,022	533,484
Series 2017-4, Class B5
3.643%, due 6/25/57	857,704	607,255
		41,616,390
Total Mortgage-Backed Securities (Cost $119,218,224)		120,796,867

	Principal Amount	Value
U.S. Government & Federal Agencies 7.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	$ 981,673	$ 925,070
3.50%, due 11/1/47	1,880,000	1,770,844
UMBS Pool, 30 Year
2.00%, due 3/1/52	3,455,006	2,811,793
3.00%, due 6/1/52	1,465,671	1,301,699
3.50%, due 9/1/52	36,797	34,072
4.00%, due 3/1/53	1,948,926	1,872,574
4.50%, due 10/1/52	1,975,611	1,943,389
5.00%, due 12/1/55	793,888	797,815
5.50%, due 7/1/53	895,721	910,987
5.50%, due 11/1/54	695,378	710,307
6.00%, due 8/1/55	1,667,808	1,708,046
		14,786,596
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
2.00%, due 10/1/50	4,048,465	3,306,692
2.00%, due 3/1/52	639,829	520,613
2.50%, due 6/1/51	324,978	281,209
2.50%, due 11/1/51	4,418,656	3,784,451
2.50%, due 5/1/52	1,553,677	1,327,162
4.00%, due 8/1/48	353,549	343,738
4.00%, due 2/1/49	197,939	190,403
4.00%, due 6/1/52	736,335	705,037
4.00%, due 6/1/52	597,289	573,935
4.00%, due 5/1/53	858,577	822,602
4.50%, due 1/1/54	882,136	866,657
5.00%, due 11/1/52	2,393,081	2,402,443
5.00%, due 3/1/53	1,252,530	1,257,366
5.50%, due 2/1/53	335,796	341,726
5.50%, due 8/1/53	400,563	411,045
5.50%, due 5/1/54	2,027,043	2,056,658
6.00%, due 9/1/53	3,272	3,367
6.00%, due 9/1/54	1,535,468	1,575,163
		20,770,267
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	3	3
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,308,314	2,085,980
3.00%, due 11/20/51	2,663,712	2,407,296
		4,493,279

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 0.8%
U.S. Treasury Bonds
4.625%, due 11/15/45 (c)	$ 5,105,000	$ 4,965,410
4.625%, due 11/15/55	3,370,000	3,229,934
		8,195,344
United States Treasury Notes 2.9%
U.S. Treasury Notes
3.50%, due 1/15/29	2,415,000	2,408,019
3.75%, due 1/31/31	8,525,000	8,503,687
4.00%, due 1/31/33	14,755,000	14,729,640
4.00%, due 11/15/35	3,975,000	3,893,637
4.25%, due 12/31/26	2,500,000	2,515,059
		32,050,042
Total U.S. Government & Federal Agencies (Cost $79,851,774)		80,295,528
Total Long-Term Bonds (Cost $378,705,896)		378,018,926

	Shares

Common Stocks 62.2%
Aerospace & Defense 1.6%
BAE Systems plc (United Kingdom)	241,859	6,532,909
General Dynamics Corp.	10,267	3,604,641
Lockheed Martin Corp.	11,387	7,221,863
		17,359,413
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	95,682	5,366,876
United Parcel Service, Inc., Class B	38,989	4,141,412
		9,508,288
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	100,950	3,751,375
Automobiles 0.4%
Toyota Motor Corp. (Japan)	197,000	4,460,377
Banks 4.7%
Bank of America Corp.	147,227	7,832,476
BAWAG Group AG (Austria) (a)	36,139	5,885,854
Columbia Banking System, Inc.	194,504	5,726,198
JPMorgan Chase & Co.	25,000	7,647,250
Lloyds Banking Group plc (United Kingdom)	2,882,846	4,297,797
Regions Financial Corp.	165,404	4,714,014
Royal Bank of Canada (Canada)	28,311	4,713,891
Truist Financial Corp.	90,156	4,635,821

	Shares	Value
Common Stocks
Banks
U.S. Bancorp	116,244	$ 6,522,451
		51,975,752
Beverages 1.6%
Coca-Cola Co. (The)	76,969	5,758,051
Coca-Cola Europacific Partners plc (United Kingdom)	83,034	7,614,218
PepsiCo, Inc.	27,166	4,173,512
		17,545,781
Biotechnology 1.2%
AbbVie, Inc.	59,082	13,175,877
Capital Markets 1.3%
BlackRock, Inc.	3,273	3,662,291
Lazard, Inc.	128,639	6,910,487
Schroders plc (United Kingdom)	655,242	4,049,047
		14,621,825
Chemicals 1.4%
Croda International plc (United Kingdom)	90,812	3,389,884
Linde plc	13,216	6,039,316
Nutrien Ltd. (Canada)	80,460	5,542,889
		14,972,089
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	61
Communications Equipment 1.4%
Cisco Systems, Inc.	197,976	15,505,480
Construction & Engineering 0.4%
Vinci SA (France)	26,457	3,799,361
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc.	31,318	3,731,227
Diversified Telecommunication Services 2.8%
AT&T, Inc.	316,605	8,298,217
Deutsche Telekom AG (Registered) (Germany)	161,370	5,388,356
Infrastrutture Wireless Italiane SpA (Italy) (c)	407,090	3,590,128
Orange SA (France)	365,160	6,760,998
Verizon Communications, Inc.	145,940	6,497,249
		30,534,948
Electric Utilities 3.2%
American Electric Power Co., Inc.	66,006	7,905,869
Duke Energy Corp.	31,572	3,831,262

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	76,899	$ 7,373,845
NextEra Energy, Inc.	90,434	7,949,149
Pinnacle West Capital Corp.	41,552	3,887,605
Terna - Rete Elettrica Nazionale (Italy)	354,395	3,833,669
		34,781,399
Electrical Equipment 0.3%
Eaton Corp. plc	10,628	3,734,892
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	81,321	5,028,078
Mondelez International, Inc., Class A	85,311	4,988,134
Nestle SA (Registered)	35,832	3,403,588
		13,419,800
Gas Utilities 0.5%
Snam SpA (Italy)	851,828	5,854,324
Health Care Equipment & Supplies 0.6%
Medtronic plc	67,321	6,931,370
Health Care Providers & Services 0.8%
CVS Health Corp.	123,736	9,220,807
Hotels, Restaurants & Leisure 1.4%
McDonald's Corp.	19,613	6,178,095
Restaurant Brands International, Inc. (Canada)	94,413	6,324,727
Vail Resorts, Inc. (c)	25,159	3,347,908
		15,850,730
Household Products 0.4%
Reckitt Benckiser Group plc (United Kingdom)	45,485	3,791,624
Industrial Conglomerates 0.9%
Honeywell International, Inc.	18,729	4,261,222
Siemens AG (Registered) (Germany)	16,891	5,131,574
		9,392,796
Industrial REITs 0.4%
Segro plc (United Kingdom)	379,222	3,936,439
Insurance 3.3%
AIA Group Ltd. (Hong Kong)	472,000	5,458,865
Allianz SE (Registered) (Germany)	13,278	5,851,789
AXA SA (France)	105,513	4,806,434
Manulife Financial Corp. (Canada)	255,835	9,745,648
MetLife, Inc.	99,271	7,830,497

	Shares	Value
Common Stocks
Insurance
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,077	$ 3,083,634
		36,776,867
Interactive Media & Services 1.1%
Alphabet, Inc., Class C	18,542	6,277,023
Meta Platforms, Inc., Class A	8,637	6,188,411
		12,465,434
IT Services 1.3%
International Business Machines Corp.	45,671	14,007,296
Leisure Products 0.7%
Hasbro, Inc.	89,273	7,972,972
Machinery 1.2%
Cummins, Inc.	11,478	6,643,696
Toro Co. (The)	71,174	6,512,421
		13,156,117
Media 0.4%
Omnicom Group, Inc.	59,369	4,573,788
Multi-Utilities 0.5%
NiSource, Inc.	127,025	5,625,937
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.	39,014	6,901,577
Equinor ASA (Norway)	156,921	4,187,601
MPLX LP	122,724	6,860,272
ONEOK, Inc.	61,725	4,888,003
TotalEnergies SE (France)	56,328	4,082,887
		26,920,340
Personal Care Products 0.4%
Unilever plc (United Kingdom)	56,992	3,852,849
Pharmaceuticals 5.6%
Astellas Pharma, Inc. (Japan)	355,500	4,924,993
AstraZeneca plc, Sponsored ADR (United Kingdom)	71,996	6,679,069
Bristol-Myers Squibb Co.	86,784	4,777,459
Eli Lilly & Co.	3,634	3,769,003
GSK plc	225,993	5,802,842
Johnson & Johnson	27,262	6,195,289
Merck & Co., Inc.	57,631	6,354,970
Novartis AG (Registered)	50,381	7,469,983
Pfizer, Inc.	144,431	3,818,756
Roche Holding AG	10,976	4,979,346

	Shares	Value
Common Stocks
Pharmaceuticals
Sanofi SA (France)	72,975	$ 6,850,873
		61,622,583
Professional Services 0.6%
Intertek Group plc (United Kingdom)	60,538	3,697,851
Paychex, Inc.	31,970	3,297,066
		6,994,917
Retail REITs 0.4%
Realty Income Corp.	64,255	3,929,836
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	39,619	12,316,755
Broadcom, Inc.	40,229	13,327,868
Microchip Technology, Inc.	145,887	11,075,741
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	45,070	14,898,339
Texas Instruments, Inc.	52,341	11,282,102
		62,900,805
Software 1.2%
Microsoft Corp.	31,012	13,344,153
Specialized REITs 0.9%
Iron Mountain, Inc.	65,574	6,041,333
VICI Properties, Inc.	133,526	3,749,410
		9,790,743
Specialty Retail 0.8%
Best Buy Co., Inc.	49,865	3,246,211
Home Depot, Inc. (The)	15,900	5,955,981
		9,202,192
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	30,286	7,858,611
Dell Technologies, Inc., Class C	97,051	11,106,517
Hewlett Packard Enterprise Co.	566,579	12,192,780
NetApp, Inc.	55,764	5,372,861
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	5,226	14,392,404
		50,923,173
Tobacco 1.3%
Imperial Brands plc (United Kingdom)	123,765	5,192,389
Philip Morris International, Inc.	47,302	8,487,871
		13,680,260
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	81,914	6,908,627
Watsco, Inc.	11,378	4,397,028
		11,305,655

	Shares	Value
Common Stocks
Water Utilities 0.3%
Essential Utilities, Inc.	92,538	$ 3,589,549
Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., Class B (Canada)	101,091	3,816,015
Total Common Stocks (Cost $426,608,436)		684,307,516
Short-Term Investments 2.7%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 3.523% (k)	20,102,324	20,102,324
Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 3.682% (k)(l)	9,423,949	9,423,949
Total Short-Term Investments (Cost $29,526,273)		29,526,273
Total Investments (Cost $834,840,605)	99.2%	1,091,852,715
Other Assets, Less Liabilities	0.8	9,055,865
Net Assets	100.0%	$ 1,100,908,580

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(c)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $10,473,335; the total market value of collateral held by the Fund was $10,882,772. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,458,823. The Fund received cash collateral with a value of $9,423,949.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2026.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2026.

(k)	Current yield as of January 31, 2026.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 12,099	$ 68,647	$ (60,644)	$ —	$ —	$ 20,102	$ 145	$ —	20,102

Foreign Currency Forward Contracts
As of January 31, 2026, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,265,177	JPMorgan Chase Bank N.A.	2/3/26	$ 954,903
AUD	23,293,000	USD	16,202,977	JPMorgan Chase Bank N.A.	5/7/26	10,921
EUR	6,436,664	USD	7,528,038	JPMorgan Chase Bank N.A.	2/3/26	101,662
USD	7,681,933	EUR	6,436,664	JPMorgan Chase Bank N.A.	2/3/26	52,234
USD	13,494,999	GBP	9,813,000	JPMorgan Chase Bank N.A.	5/7/26	69,171
USD	12,428,409	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	2/3/26	246,611
USD	12,416,472	JPY	1,885,255,000	JPMorgan Chase Bank N.A.	5/7/26	135,325
Total Unrealized Appreciation						1,570,827
EUR	6,436,664	USD	7,716,363	JPMorgan Chase Bank N.A.	5/7/26	(53,373)
EUR	5,485,000	USD	6,535,597	JPMorgan Chase Bank N.A.	5/7/26	(5,584)
GBP	9,813,000	USD	13,497,446	JPMorgan Chase Bank N.A.	2/3/26	(69,827)
JPY	1,885,255,000	USD	12,318,109	JPMorgan Chase Bank N.A.	2/3/26	(136,312)
USD	16,206,228	AUD	23,293,000	JPMorgan Chase Bank N.A.	2/3/26	(13,852)
USD	13,081,175	GBP	9,813,000	JPMorgan Chase Bank N.A.	2/3/26	(346,444)
Total Unrealized Depreciation						(625,392)
Net Unrealized Appreciation						$ 945,435

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	286	March 2026	$ 19,927,179	$ 20,174,491	$ 247,312
MSCI EAFE Index	90	March 2026	13,051,098	13,665,600	614,502
S&P 500 E-Mini Index	216	March 2026	74,411,384	75,230,100	818,716
S&P Midcap 400 E-Mini Index	36	March 2026	12,246,711	12,411,000	164,289
U.S. Treasury 10 Year Notes	97	March 2026	10,927,444	10,847,328	(80,116)
U.S. Treasury 10 Year Ultra Bonds	386	March 2026	44,044,943	44,064,313	19,370
U.S. Treasury Long Bonds	214	March 2026	25,017,074	24,636,750	(380,324)
U.S. Treasury Ultra Bonds	154	March 2026	18,585,365	18,085,375	(499,990)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Yen Denominated Nikkei 225 Index	177	March 2026	$ 29,040,820	$ 30,574,131	$ 1,533,311
Total Long Contracts					2,437,070
Short Contracts
Euro-BTP	(283)	March 2026	(40,464,594)	(40,626,840)	(162,246)
FTSE 100 Index	(151)	March 2026	(20,227,510)	(21,053,632)	(826,122)
U.S. Treasury 2 Year Notes	(63)	March 2026	(13,153,173)	(13,135,008)	18,165
U.S. Treasury 5 Year Notes	(86)	March 2026	(9,399,513)	(9,367,953)	31,560
Total Short Contracts					(938,643)
Net Unrealized Appreciation					$ 1,498,427

1.	As of January 31, 2026, cash in the amount of $15,174,592 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
MSCR—Multifamily Structured Credit Risk
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
UYU—Uruguay Peso

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 46,686,679	$ —	$ 46,686,679
Corporate Bonds	—	116,475,463	—	116,475,463
Foreign Government Bonds	—	9,683,174	—	9,683,174
Loan Assignments	—	4,081,215	—	4,081,215
Mortgage-Backed Securities	—	120,796,867	—	120,796,867
U.S. Government & Federal Agencies	—	80,295,528	—	80,295,528
Total Long-Term Bonds	—	378,018,926	—	378,018,926
Common Stocks	684,307,516	—	—	684,307,516
Short-Term Investments
Affiliated Investment Company	20,102,324	—	—	20,102,324
Unaffiliated Investment Company	9,423,949	—	—	9,423,949
Total Short-Term Investments	29,526,273	—	—	29,526,273
Total Investments in Securities	713,833,789	378,018,926	—	1,091,852,715
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,570,827	—	1,570,827
Futures Contracts	3,447,225	—	—	3,447,225
Total Other Financial Instruments	3,447,225	1,570,827	—	5,018,052
Total Investments in Securities and Other Financial Instruments	$ 717,281,014	$ 379,589,753	$ —	$ 1,096,870,767
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (625,392)	$ —	$ (625,392)
Futures Contracts	(1,948,798)	—	—	(1,948,798)
Total Other Financial Instruments	$ (1,948,798)	$ (625,392)	$ —	$ (2,574,190)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Enduring Capital Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Air Freight & Logistics 4.6%
Expeditors International of Washington, Inc.	126,048	$ 20,235,746
Banks 5.0%
M&T Bank Corp.	99,346	22,012,093
Beverages 2.0%
Brown-Forman Corp., Class B	325,190	8,900,450
Capital Markets 3.7%
Brookfield Asset Management Ltd., Class A	80,566	4,004,936
Brookfield Corp.	273,654	12,464,939
		16,469,875
Chemicals 8.2%
Linde plc	46,799	21,385,739
Sherwin-Williams Co. (The)	41,548	14,734,583
		36,120,322
Commercial Services & Supplies 10.5%
Cintas Corp.	86,272	16,511,598
Copart, Inc. (a)	420,744	17,073,792
Waste Connections, Inc.	76,139	12,760,896
		46,346,286
Consumer Finance 4.0%
Credit Acceptance Corp. (a)(b)	36,025	17,949,096
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	13,167	12,380,272
Containers & Packaging 2.0%
Ball Corp.	153,556	8,732,730
Electronic Equipment, Instruments & Components 6.5%
Amphenol Corp., Class A	139,377	20,081,438
CDW Corp.	67,132	8,484,814
		28,566,252
Financial Services 4.0%
Berkshire Hathaway, Inc., Class B (a)	36,661	17,616,710
Ground Transportation 3.5%
Old Dominion Freight Line, Inc.	89,813	15,555,612
Household Durables 5.7%
NVR, Inc. (a)	3,302	25,213,180

	Shares	Value
Common Stocks
Insurance 10.2%
Markel Group, Inc. (a)	11,537	$ 23,542,864
Progressive Corp. (The)	102,829	21,388,432
		44,931,296
Life Sciences Tools & Services 2.4%
Danaher Corp.	49,428	10,819,295
Machinery 9.9%
Deere & Co.	21,160	11,172,480
IDEX Corp.	43,363	8,609,724
PACCAR, Inc.	194,909	23,956,265
		43,738,469
Software 4.9%
Constellation Software, Inc.	11,392	21,024,228
Lumine Group, Inc. (a)	44,836	738,568
		21,762,796
Specialized REITs 1.6%
Public Storage	25,872	7,145,588
Specialty Retail 4.1%
O'Reilly Automotive, Inc. (a)	185,599	18,264,797
Trading Companies & Distributors 2.9%
Watsco, Inc.	33,006	12,755,169
Total Common Stocks (Cost $280,187,670)		435,516,034

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(c)	16,496	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 5.0%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 3.523% (d)	7,310,691	7,310,691

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 3.4%
Dreyfus Treasury Obligations Cash Management Fund, 3.70% (d)(e)	7,000,000	$ 7,000,000
Invesco Government & Agency Portfolio, 3.682% (d)(e)	2,954,738	2,954,738
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.70% (d)(e)	5,000,000	5,000,000
		14,954,738
Total Short-Term Investments (Cost $22,265,429)		22,265,429
Total Investments (Cost $302,453,099)	103.5%	457,781,463
Other Assets, Less Liabilities	(3.5)	(15,635,150)
Net Assets	100.0%	$ 442,146,313

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $14,654,019. The Fund received cash collateral with a value of $14,954,738.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of January 31, 2026.
(e)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,642	$ 24,632	$ (21,963)	$ —	$ —	$ 7,311	$ 41	$ —	7,311

Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 435,516,034	$ —	$ —	$ 435,516,034
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	7,310,691	—	—	7,310,691
Unaffiliated Investment Companies	14,954,738	—	—	14,954,738
Total Short-Term Investments	22,265,429	—	—	22,265,429
Total Investments in Securities	$ 457,781,463	$ —	$ —	$ 457,781,463

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Convertible Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Convertible Securities 95.4%
Convertible Bonds 85.8%
Aerospace & Defense 1.0%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,835,000	$ 5,698,047
BWX Technologies, Inc.
(zero coupon), due 11/1/30 (a)	10,120,000	10,459,020
		16,157,067
Automobile Components 1.1%
Patrick Industries, Inc.
1.75%, due 12/1/28	9,454,000	18,383,303
Automobiles 1.4%
Ford Motor Co.
(zero coupon), due 3/15/26	14,455,000	15,329,527
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	7,757,820
		23,087,347
Beverages 0.6%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,641,930
Biotechnology 7.6%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	7,130,963
Arrowhead Pharmaceuticals, Inc.
(zero coupon), due 1/15/32	1,542,000	1,734,495
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	19,573,000	19,003,462
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	14,242,000	16,225,199
Halozyme Therapeutics, Inc. (a)
(zero coupon), due 2/15/31	8,856,000	9,121,680
0.875%, due 11/15/32	8,857,000	9,304,279
Ionis Pharmaceuticals, Inc.
(zero coupon), due 12/1/30 (a)	10,631,000	11,774,779
1.75%, due 6/15/28	5,324,000	8,750,082
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	42,256,940
		125,301,879
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	15,577,177

	Principal Amount	Value
Convertible Bonds
Commercial Services & Supplies 1.9%
Tetra Tech, Inc.
2.25%, due 8/15/28	$ 26,609,000	$ 30,939,615
Communications Equipment 2.6%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	13,970,000	42,184,272
Construction & Engineering 0.8%
Fluor Corp.
1.125%, due 8/15/29	10,495,000	12,972,870
Consumer Finance 0.6%
Upstart Holdings, Inc.
1.00%, due 11/15/30	11,789,000	10,094,331
Consumer Staples Distribution & Retail 0.9%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	9,332,000	14,377,812
Electric Utilities 1.7%
PG&E Corp.
4.25%, due 12/1/27	24,558,000	25,000,044
Southern Co. (The)
3.25%, due 6/15/28 (a)	3,000,000	3,009,000
		28,009,044
Electrical Equipment 0.5%
Bloom Energy Corp.
(zero coupon), due 11/15/30 (a)	7,394,000	8,384,796
Electronic Equipment, Instruments & Components 4.8%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	35,434,714
Avnet, Inc.
1.75%, due 9/1/30 (a)	9,700,000	10,534,200
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,743,000	12,605,006
OSI Systems, Inc.
0.50%, due 2/1/31 (a)	20,280,000	20,170,488
		78,744,408
Energy Equipment & Services 0.2%
Oil States International, Inc.
4.75%, due 4/1/26	2,706,000	2,765,383

	Principal Amount	Value
Convertible Bonds
Entertainment 2.8%
IMAX Corp.
0.75%, due 11/15/30 (a)(b)	$ 14,719,000	$ 15,767,729
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	15,886,711
Live Nation Entertainment, Inc.
2.875%, due 1/15/30	13,975,000	14,827,475
		46,481,915
Financial Services 2.8%
Affirm Holdings, Inc.
0.75%, due 12/15/29	11,397,000	11,802,164
Euronet Worldwide, Inc.
0.625%, due 10/1/30 (a)	7,250,000	6,511,406
Global Payments, Inc.
1.50%, due 3/1/31	11,829,000	10,492,323
Shift4 Payments, Inc.
0.50%, due 8/1/27	18,090,000	17,420,670
		46,226,563
Food Products 2.2%
Freshpet, Inc.
3.00%, due 4/1/28	9,309,000	11,538,505
Post Holdings, Inc.
2.50%, due 8/15/27	22,194,000	24,424,497
		35,963,002
Ground Transportation 1.4%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	17,288,000	22,189,679
Health Care Equipment & Supplies 6.9%
DexCom, Inc.
0.375%, due 5/15/28	15,040,000	14,051,120
Haemonetics Corp.
(zero coupon), due 3/1/26	1,912,000	1,912,000
Integer Holdings Corp.
1.875%, due 3/15/30 (a)	25,460,000	24,365,220
iRhythm Holdings, Inc.
1.50%, due 9/1/29	14,384,000	18,368,368
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	27,414,205
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	23,436,000	27,138,888
		113,249,801

	Principal Amount	Value
Convertible Bonds
Health Care REITs 2.6%
Welltower OP LLC
3.125%, due 7/15/29 (a)	$ 28,150,000	$ 42,956,900
Health Care Technology 0.4%
Teladoc Health, Inc.
1.25%, due 6/1/27	7,157,000	6,899,349
Hotels, Restaurants & Leisure 2.7%
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	9,156,323
DoorDash, Inc.
(zero coupon), due 5/15/30 (a)	12,055,000	12,091,165
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	3,134,907
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	20,285,675
		44,668,070
Household Durables 0.8%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	13,302,000	13,564,784
Household Products 0.4%
Spectrum Brands, Inc.
3.375%, due 6/1/29	7,412,000	7,180,375
Interactive Media & Services 0.8%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	12,450,000	12,294,997
IT Services 2.9%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	17,865,209
Cloudflare, Inc.
(zero coupon), due 6/15/30 (a)	12,025,000	12,693,588
Snowflake, Inc.
(zero coupon), due 10/1/27	12,188,000	16,545,210
		47,104,007
Life Sciences Tools & Services 0.2%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)(b)	3,415,000	3,708,714
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	10,178,262

	Principal Amount	Value
Convertible Bonds
Media 1.4%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	$ 9,263,000	$ 9,230,580
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	13,850,000	14,085,450
		23,316,030
Metals & Mining 0.6%
MP Materials Corp.
3.00%, due 3/1/30 (a)	3,271,000	9,328,892
Oil, Gas & Consumable Fuels 0.8%
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	13,134,198
Pharmaceuticals 2.3%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	8,159,000	7,666,820
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,247,000	13,583,118
Zoetis, Inc.
0.25%, due 6/15/29 (a)	15,259,000	15,678,622
		36,928,560
Professional Services 2.2%
Parsons Corp.
2.625%, due 3/1/29	12,747,000	13,674,763
Planet Labs PBC
0.50%, due 10/15/30 (a)	9,797,000	22,373,899
		36,048,662
Real Estate Management & Development 0.7%
Compass, Inc.
0.25%, due 4/15/31 (a)	10,279,000	11,101,351
Residential REITs 0.5%
Tanger Properties LP
2.375%, due 1/15/31 (a)	8,023,000	7,951,595
Semiconductors & Semiconductor Equipment 5.5%
Impinj, Inc.
(zero coupon), due 9/15/29 (a)	10,175,000	9,849,400
MKS, Inc.
1.25%, due 6/1/30	15,811,000	26,632,726
Nova Ltd.
(zero coupon), due 9/15/30 (a)	9,006,000	14,463,906
ON Semiconductor Corp.
(zero coupon), due 5/1/27	19,255,000	24,349,660

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
Semtech Corp.
(zero coupon), due 10/15/30 (a)	$ 6,119,000	$ 6,898,172
Synaptics, Inc.
0.75%, due 12/1/31	7,650,000	8,675,198
		90,869,062
Software 11.8%
BILL Holdings, Inc.
(zero coupon), due 4/1/30	13,980,000	12,538,313
Check Point Software Technologies Ltd.
(zero coupon), due 12/15/30 (a)	11,393,000	11,290,297
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (a)	9,288,000	9,798,840
Datadog, Inc.
(zero coupon), due 12/1/29	16,717,000	16,503,858
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,947,712
Five9, Inc.
1.00%, due 3/15/29	5,835,000	5,286,510
Guidewire Software, Inc.
1.25%, due 11/1/29	11,315,000	10,969,893
Life360, Inc.
(zero coupon), due 6/1/30 (a)	8,200,000	8,637,819
Nebius Group NV
1.00%, due 9/15/30 (a)	7,292,000	7,288,354
Nutanix, Inc.
0.50%, due 12/15/29	15,180,000	13,836,570
Progress Software Corp.
3.50%, due 3/1/30	12,780,000	12,910,995
Q2 Holdings, Inc.
0.75%, due 6/1/26 (b)	12,470,000	12,376,475
Rapid7, Inc.
1.25%, due 3/15/29	6,025,000	5,490,281
Rubrik, Inc.
(zero coupon), due 6/15/30 (a)	7,215,000	6,493,500
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	14,126,384
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)(b)	10,909,000	12,286,671
Vertex, Inc.
0.75%, due 5/1/29	8,473,000	7,956,359
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,612,538
Zscaler, Inc.
(zero coupon), due 7/15/28 (a)	8,460,000	7,886,017
		194,237,386

	Principal Amount	Value
Convertible Bonds
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	$ 9,505,000	$ 14,433,343
Technology Hardware, Storage & Peripherals 4.9%
Seagate HDD Cayman
3.50%, due 6/1/28	7,135,000	35,421,707
Western Digital Corp.
3.00%, due 11/15/28	6,875,000	45,687,161
		81,108,868
Total Convertible Bonds (Cost $1,181,397,235)		1,407,745,599

	Shares

Convertible Preferred Stocks 9.6%
Aerospace & Defense 1.6%
Boeing Co. (The)
6.00%	346,200	25,868,064
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	15,041,712
Wells Fargo & Co.
Series L
7.50% (b)(c)	11,552	14,254,706
		29,296,418
Capital Markets 0.6%
Ares Management Corp.
Series B
6.75%	195,700	9,360,331
Electric Utilities 0.5%
NextEra Energy, Inc.
7.299%	162,500	9,013,875
Financial Services 1.2%
Apollo Global Management, Inc.
6.75%	289,050	20,051,398
Semiconductors & Semiconductor Equipment 1.0%
Microchip Technology, Inc.
7.50%	235,175	15,719,097

	Shares	Value
Convertible Preferred Stocks
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.
7.625%	240,100	$ 14,542,857
Trading Companies & Distributors 2.0%
QXO, Inc.
5.50%	519,808	32,929,837
Total Convertible Preferred Stocks (Cost $132,686,457)		156,781,877
Total Convertible Securities (Cost $1,314,083,692)		1,564,527,476
Short-Term Investments 4.8%
Affiliated Investment Company 4.3%
NYLI U.S. Government Liquidity Fund, 3.523% (d)(e)	70,346,082	70,346,082
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 3.682% (e)(f)	8,283,864	8,283,864
Total Short-Term Investments (Cost $78,629,946)		78,629,946
Total Investments (Cost $1,392,713,638)	100.2%	1,643,157,422
Other Assets, Less Liabilities	(0.2)	(3,423,105)
Net Assets	100.0%	$ 1,639,734,317

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $7,411,868; the total market value of collateral held by the Fund was $8,410,607. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $126,743. The Fund received cash collateral with a value of $8,283,864.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of January 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of January 31, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 85,131	$ 118,637	$ (133,422)	$ —	$ —	$ 70,346	$ 699	$ —	70,346

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,407,745,599	$ —	$ 1,407,745,599
Convertible Preferred Stocks	156,781,877	—	—	156,781,877
Total Convertible Securities	156,781,877	1,407,745,599	—	1,564,527,476
Short-Term Investments
Affiliated Investment Company	70,346,082	—	—	70,346,082
Unaffiliated Investment Company	8,283,864	—	—	8,283,864
Total Short-Term Investments	78,629,946	—	—	78,629,946
Total Investments in Securities	$ 235,411,823	$ 1,407,745,599	$ —	$ 1,643,157,422

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay High Yield Corporate Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.1%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 16,000,000	$ 15,740,800
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,910,000
1.125%, due 3/15/28	29,800,000	22,722,500
		28,632,500
Total Convertible Bonds (Cost $51,488,162)		44,373,300
Corporate Bonds 86.2%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,690,000	8,019,155
7.75%, due 4/15/28	17,605,000	17,610,510
Lamar Media Corp.
3.625%, due 1/15/31	32,590,000	30,775,995
3.75%, due 2/15/28	11,750,000	11,535,248
4.00%, due 2/15/30	33,500,000	32,387,023
4.875%, due 1/15/29	11,500,000	11,501,150
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,516,993
5.00%, due 8/15/27	10,000,000	9,997,935
7.375%, due 2/15/31	5,000,000	5,265,830
		132,609,839
Aerospace & Defense 2.9%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	11,500,000	11,902,404
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	7,945,000	8,099,292
TransDigm, Inc.
4.625%, due 1/15/29	24,500,000	24,351,907
4.875%, due 5/1/29	13,245,000	13,220,757
6.00%, due 1/15/33 (a)	28,500,000	29,038,451
6.375%, due 3/1/29 (a)	78,065,000	80,276,191
6.375%, due 5/31/33 (a)	50,940,000	51,857,531
6.625%, due 3/1/32 (a)	33,150,000	34,276,205
6.75%, due 8/15/28 (a)	31,380,000	31,908,094
6.75%, due 1/31/34 (a)	19,950,000	20,648,569
6.875%, due 12/15/30 (a)	12,250,000	12,759,416
7.125%, due 12/1/31 (a)	11,560,000	12,123,076
		330,461,893

	Principal Amount	Value
Corporate Bonds
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	$ 5,750,000	$ 5,826,567
Airlines 0.2%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	10,000,000	10,104,040
United Airlines Holdings, Inc.
5.375%, due 3/1/31	9,000,000	9,089,379
		19,193,419
Apparel 0.1%
William Carter Co. (The)
7.375%, due 2/15/31 (a)	7,255,000	7,500,296
Auto Manufacturers 0.5%
General Motors Financial Co., Inc.
5.25%, due 3/1/26	5,000,000	5,005,161
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	54,340,000	56,448,936
		61,454,097
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,068,208
8.25%, due 4/15/31	6,250,000	6,548,619
American Axle & Manufacturing, Inc. (a)
6.375%, due 10/15/32	9,000,000	9,182,655
7.75%, due 10/15/33	10,240,000	10,534,168
Clarios Global LP
6.75%, due 2/15/30 (a)	5,000,000	5,230,655
Forvia SE
6.75%, due 9/15/33 (a)	2,500,000	2,563,352
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	16,800,000	17,786,261
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	40,980,000	41,469,342
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	39,000,000	41,001,358
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	18,655,000	19,881,007
Phinia, Inc. (a)
6.625%, due 10/15/32	8,410,000	8,755,214
6.75%, due 4/15/29	16,150,000	16,694,709
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	40,336,000	19,898,556
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	23,825,949

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
ZF North America Capital, Inc.
7.50%, due 3/24/31 (a)	$ 23,700,000	$ 24,292,239
		250,732,292
Banks 0.0% ‡
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	2,000,000	2,050,166
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.
5.50%, due 2/15/34 (a)(c)	5,000,000	5,013,850
GENMAB A/S (a)
6.25%, due 12/15/32	18,350,000	18,809,445
7.25%, due 12/15/33	10,600,000	11,218,607
		35,041,902
Building Materials 1.5%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	34,235,172
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	28,095,000	28,063,478
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,304,775
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,777,695
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	54,355,000	56,371,116
6.75%, due 3/1/33	18,500,000	19,219,058
		164,971,294
Chemicals 3.0%
ASP Unifrax Holdings, Inc. (a)(b)
6.425% (6.425% Cash or 4.75% PIK), due 9/30/29	16,385,146	12,379,205
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	38,080,456	3,001,480
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,209,820
Celanese US Holdings LLC (d)
6.85%, due 11/15/28	1,870,000	1,963,092
7.05%, due 11/15/30	11,000,000	11,637,461
7.20%, due 11/15/33	2,500,000	2,644,768
7.33%, due 7/15/29	2,500,000	2,628,700
7.379%, due 7/15/32	10,000,000	10,432,900
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	26,065,565	13,559,033
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	54,615,550	53,659,778
Inversion Escrow Issuer LLC
6.75%, due 8/1/32 (a)	12,215,000	12,098,904

	Principal Amount	Value
Corporate Bonds
Chemicals
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	$ 4,700,000	$ 4,733,647
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	24,112,128
7.00%, due 12/1/31	8,385,000	8,950,451
8.50%, due 11/15/28	14,360,000	14,998,848
9.00%, due 2/15/30	22,710,000	24,218,603
Olympus Water US Holding Corp.
7.25%, due 2/15/33 (a)	12,480,000	12,431,433
Perimeter Holdings LLC
6.25%, due 1/15/34 (a)	22,970,000	22,970,919
Qnity Electronics, Inc. (a)
5.75%, due 8/15/32	15,335,000	15,621,979
6.25%, due 8/15/33	11,525,000	11,894,883
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	9,000,000	8,978,145
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	44,380,000	43,669,907
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33 (a)	16,590,000	16,677,695
		337,473,779
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	17,000,000	17,900,626
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	6,625,000	6,269,855
		24,170,481
Commercial Services 3.7%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	2,000,000	1,911,108
AMN Healthcare, Inc.
6.50%, due 1/15/31 (a)	9,225,000	9,345,934
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,614,391
Block, Inc.
5.625%, due 8/15/30 (a)	15,595,000	15,873,262
6.00%, due 8/15/33 (a)	14,285,000	14,591,882
6.50%, due 5/15/32	18,500,000	19,220,640
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	29,940,543
4.875%, due 7/1/29	62,496,000	53,719,362
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	23,880,000	24,297,207
GEO Group, Inc. (The)
8.625%, due 4/15/29	5,000,000	5,228,664
10.25%, due 4/15/31	6,015,000	6,563,087

	Principal Amount	Value
Corporate Bonds
Commercial Services
Graham Holdings Co.
5.625%, due 12/1/33 (a)	$ 16,640,000	$ 16,720,255
Herc Holdings, Inc. (a)
5.75%, due 3/15/31	4,560,000	4,592,376
6.00%, due 3/15/34	3,000,000	3,015,204
7.00%, due 6/15/30	8,605,000	9,031,490
Korn Ferry
4.625%, due 12/15/27 (a)	9,685,000	9,654,160
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	16,375,000	16,586,333
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	30,274,000	29,832,003
OT Midco, Inc.
10.00%, due 2/15/30 (a)	23,155,000	10,797,336
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	7,420,000	7,435,768
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	14,050,000	14,455,118
United Rentals North America, Inc.
3.875%, due 2/15/31	10,135,000	9,661,630
4.875%, due 1/15/28	12,760,000	12,762,807
5.375%, due 11/15/33 (a)	20,815,000	20,802,760
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	19,500,000	19,427,212
6.625%, due 6/15/29	14,250,000	14,732,505
6.625%, due 4/15/30	9,000,000	9,324,999
7.375%, due 10/1/31	9,515,000	9,920,272
		413,058,308
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	25,500,000	26,872,487
CACI International, Inc.
6.375%, due 6/15/33 (a)	18,000,000	18,675,666
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	6,000,000	6,354,444
Gartner, Inc.
3.75%, due 10/1/30 (a)	5,000,000	4,739,988
McAfee Corp.
7.375%, due 2/15/30 (a)	3,220,000	2,561,829
		59,204,414
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	21,750,000	20,851,077
5.50%, due 6/1/28	20,505,000	20,511,644

	Principal Amount	Value
Corporate Bonds
Cosmetics & Personal Care
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	$ 17,340,000	$ 17,054,356
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	40,485,000	37,842,358
5.125%, due 1/15/28	26,880,000	26,890,187
		123,149,622
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	5,000,000	4,992,004
Gates Corp.
6.875%, due 7/1/29 (a)	3,215,000	3,342,099
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,536,941
7.75%, due 3/15/31	29,540,000	30,792,112
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	15,290,000	14,965,279
		67,628,435
Diversified Financial Services 3.4%
Aretec Group, Inc. (a)
7.50%, due 4/1/29	19,867,000	19,818,330
10.00%, due 8/15/30	12,140,000	13,077,087
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	4,000,000	4,258,272
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	6,025,991
Jane Street Group (a)
6.125%, due 11/1/32	47,310,000	48,185,566
6.75%, due 5/1/33	11,530,000	11,992,799
7.125%, due 4/30/31	58,500,000	61,507,660
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	2,000,000	1,939,151
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	21,435,000	22,214,509
6.75%, due 8/1/32	14,270,000	14,786,859
8.00%, due 8/1/33	7,550,000	7,825,802
8.00%, due 8/1/33	6,260,000	6,486,988
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	9,141,890
5.75%, due 9/15/31	7,000,000	6,912,922
6.75%, due 2/15/34	10,350,000	10,444,547
6.875%, due 2/15/33	5,000,000	5,100,053
7.125%, due 11/15/30	17,000,000	17,550,732
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	11,025,000	11,454,821
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	8,890,000	9,324,721

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	$ 16,980,000	$ 17,384,277
6.375%, due 8/1/33	12,205,000	12,662,211
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	28,290,000	29,186,765
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	37,305,000	39,688,155
		386,970,108
Electric 4.3%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	12,000,000	12,441,624
Clearway Energy Operating LLC (a)
4.75%, due 3/15/28	24,940,000	24,922,420
5.75%, due 1/15/34	6,050,000	6,072,055
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (e)	10,100,000	10,142,521
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(b)(f)	4,397,206	4,306,330
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	10,500,000	10,141,948
Lightning Power LLC
7.25%, due 8/15/32 (a)	38,415,000	40,888,695
NRG Energy, Inc. (a)
5.75%, due 1/15/34	24,520,000	24,682,617
6.00%, due 2/1/33	12,500,000	12,739,850
6.00%, due 1/15/36	41,995,000	42,433,302
6.25%, due 11/1/34	7,000,000	7,186,151
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	5,250,000	5,199,459
PG&E Corp.
5.00%, due 7/1/28	19,310,000	19,269,034
5.25%, due 7/1/30	15,000,000	14,909,107
Talen Energy Supply LLC (a)
6.25%, due 2/1/34	24,550,000	24,880,443
6.50%, due 2/1/36	29,385,000	30,126,780
8.625%, due 6/1/30	55,045,000	58,078,530
TransAlta Corp.
5.875%, due 2/1/34	2,310,000	2,311,848
Vistra Corp. (a)(e)(g)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,435,475
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	35,500,000	36,154,513
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,190,381
VoltaGrid LLC
7.375%, due 11/1/30 (a)	16,490,000	16,701,259
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	9,450,000	9,364,076

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	$ 4,000,000	$ 4,127,536
7.75%, due 4/15/34	8,915,000	9,087,470
8.375%, due 1/15/31	17,090,000	17,951,667
8.625%, due 3/15/33	14,190,000	14,886,994
		480,632,085
Electrical Components & Equipment 0.4%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,357,420
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,732,665
6.375%, due 3/15/33	7,300,000	7,601,271
6.625%, due 3/15/32	19,720,000	20,605,329
		46,296,685
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	12,000,000	12,178,368
Engineering & Construction 1.0%
AECOM
6.00%, due 8/1/33 (a)	24,730,000	25,333,338
Arcosa, Inc.
6.875%, due 8/15/32 (a)	23,860,000	25,133,695
Artera Services LLC
8.50%, due 2/15/31 (a)	10,000,000	8,128,470
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,178,000	13,945,601
Weekley Homes LLC (a)
4.875%, due 9/15/28	21,580,000	21,259,241
6.75%, due 1/15/34	18,900,000	18,997,127
		112,797,472
Entertainment 4.4%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,395,000	7,437,000
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	20,208,980
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	29,875,000	29,064,163
6.50%, due 2/15/32	9,000,000	9,202,725
7.00%, due 2/15/30	19,750,000	20,394,245
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	50,525,000	50,352,543
5.50%, due 4/1/27	40,174,000	40,166,909
5.75%, due 4/1/30	27,000,000	27,146,367
6.75%, due 5/1/31	12,800,000	13,188,275

	Principal Amount	Value
Corporate Bonds
Entertainment
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	$ 7,000,000	$ 7,090,674
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	26,374,000	26,039,578
6.75%, due 2/15/29	8,775,000	8,636,618
Light & Wonder International, Inc. (a)
6.25%, due 10/1/33	13,330,000	13,496,625
7.25%, due 11/15/29	15,665,000	16,082,472
7.50%, due 9/1/31	18,000,000	18,836,028
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,000,000	11,996,287
6.50%, due 5/15/27	39,280,000	39,456,482
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	12,050,000	10,202,912
Motion Bondco DAC
6.625%, due 11/15/27 (a)	20,500,000	19,456,888
Motion Finco SARL
8.375%, due 2/15/32 (a)	14,435,000	12,438,295
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	20,000,000	20,356,840
Rivers Enterprise Lender LLC
6.25%, due 10/15/30 (a)	17,975,000	18,247,465
Voyager Parent LLC
9.25%, due 7/1/32 (a)	26,825,000	28,496,734
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	23,900,000	21,032,000
5.05%, due 3/15/42	13,600,000	9,554,000
		498,581,105
Environmental Control 0.3%
Clean Harbors, Inc.
5.75%, due 10/15/33 (a)	11,000,000	11,238,150
Luna 1.5 SARL
12.00%, due 7/1/32 (a)	12,100,000	12,769,162
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,650,000	12,996,167
		37,003,479
Food 2.0%
Albertsons Cos., Inc. (a)
5.625%, due 3/31/32	8,600,000	8,591,286
5.75%, due 3/31/34	13,275,000	13,055,613
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	4,000,000	3,754,528
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(b)	28,465,050	29,414,891
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,621,087

	Principal Amount	Value
Corporate Bonds
Food
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	$ 19,509,000	$ 20,060,896
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	19,000,000	18,603,892
5.50%, due 10/15/27	5,000,000	5,002,710
6.125%, due 9/15/32	13,250,000	13,608,518
Post Holdings, Inc. (a)
6.375%, due 3/1/33	5,000,000	5,038,340
6.50%, due 3/15/36	9,290,000	9,298,396
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	46,335,000	44,656,806
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	27,018,000	27,065,606
		220,772,569
Forest Products & Paper 0.4%
Mercer International, Inc.
5.125%, due 2/1/29	47,150,000	29,134,612
12.875%, due 10/1/28 (a)	19,975,000	14,604,010
		43,738,622
Gas 0.2%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	20,545,000	21,367,642
Healthcare-Products 1.6%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	31,040,000	32,359,200
Hologic, Inc. (a)
3.25%, due 2/15/29	38,100,000	37,960,817
4.625%, due 2/1/28	11,005,000	10,992,584
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	16,600,000	17,696,646
Teleflex, Inc.
4.25%, due 6/1/28 (a)	37,960,000	37,433,001
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	39,702,000	40,397,460
		176,839,708
Healthcare-Services 3.3%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	3,750,000	3,600,231
5.50%, due 7/1/28	4,195,000	4,145,150
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	16,543,343
4.625%, due 6/1/30	13,490,000	12,980,291
Encompass Health Corp.
4.50%, due 2/1/28	23,970,000	23,857,272

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Encompass Health Corp.
4.625%, due 4/1/31	$ 9,200,000	$ 9,005,251
4.75%, due 2/1/30	23,300,000	23,193,020
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	6,767,000	6,884,353
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	16,600,000	17,164,234
HCA, Inc.
7.50%, due 11/6/33	31,500,000	36,067,656
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	29,102,417
5.00%, due 5/15/27	5,000,000	5,001,683
6.25%, due 6/1/32	40,300,000	41,869,685
6.50%, due 5/15/30	6,000,000	6,215,250
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	17,023,000	16,529,362
8.375%, due 2/15/32	20,120,000	21,862,191
10.00%, due 6/1/32	26,175,000	27,615,141
11.00%, due 10/15/30	22,800,000	24,865,156
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	8,000,000	8,198,784
Tenet Healthcare Corp.
5.50%, due 11/15/32 (a)	11,155,000	11,269,845
6.00%, due 11/15/33 (a)	5,120,000	5,268,644
6.125%, due 6/15/30	10,500,000	10,715,345
6.75%, due 5/15/31	10,000,000	10,386,530
		372,340,834
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	28,033,217
7.625%, due 2/15/31	30,250,000	31,306,179
		59,339,396
Home Builders 1.2%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	15,860,000	15,861,523
Century Communities, Inc.
3.875%, due 8/15/29 (a)	10,545,000	10,035,453
Installed Building Products, Inc.
5.625%, due 2/1/34 (a)	10,230,000	10,288,803
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,849,653
4.95%, due 2/1/28	7,500,000	7,480,247
Mattamy Group Corp.
6.00%, due 12/15/33 (a)	21,695,000	21,316,828
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,874,096

	Principal Amount	Value
Corporate Bonds
Home Builders
Shea Homes LP
4.75%, due 4/1/29	$ 5,500,000	$ 5,428,047
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	13,144,737
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	17,777,000	17,762,325
		132,041,712
Housewares 1.4%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,997,260
4.125%, due 4/30/31 (a)	14,875,000	14,078,072
Newell Brands, Inc.
6.375%, due 5/15/30	31,650,000	31,283,816
6.625%, due 5/15/32	13,250,000	12,976,176
8.50%, due 6/1/28 (a)	13,410,000	14,059,647
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	27,461,000	25,849,797
4.375%, due 2/1/32	19,465,000	18,350,056
4.50%, due 10/15/29	26,750,000	26,339,275
		157,934,099
Insurance 1.3%
Asurion LLC and Asurion Co-Issuer, Inc. (a)
8.00%, due 12/31/32	22,255,000	23,252,124
8.375%, due 2/1/34	10,755,000	10,872,876
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	11,000,000	11,311,564
Broadstreet Partners Group LLC
5.875%, due 4/15/29 (a)	5,000,000	4,988,187
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,476,965
HUB International Ltd.
7.25%, due 6/15/30 (a)	10,000,000	10,433,540
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,843,233
NMI Holdings, Inc.
6.00%, due 8/15/29	5,675,000	5,855,692
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	15,000,000	15,448,890
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	19,710,000	20,037,458
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,468,700
		141,989,229
Internet 0.8%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	14,900,000	14,866,256

	Principal Amount	Value
Corporate Bonds
Internet
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	$ 26,800,000	$ 24,609,462
7.00%, due 6/15/27	12,270,000	12,217,240
Gen Digital, Inc. (a)
6.25%, due 4/1/33	5,750,000	5,777,709
6.75%, due 9/30/27	10,000,000	10,083,558
7.125%, due 9/30/30	8,000,000	8,199,368
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	5,000,000	4,751,186
Match Group Holdings II LLC
6.125%, due 9/15/33 (a)	8,020,000	8,049,780
		88,554,559
Investment Companies 0.3%
Ares Capital Corp.
5.50%, due 9/1/30	11,170,000	11,228,770
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	26,146,019	24,374,318
Icahn Enterprises LP
6.25%, due 5/15/26	2,554,000	2,554,082
		38,157,170
Iron & Steel 1.4%
Big River Steel LLC
6.625%, due 1/31/29 (a)	41,082,000	41,463,241
Commercial Metals Co. (a)
5.75%, due 11/15/33	12,235,000	12,439,288
6.00%, due 12/15/35	12,665,000	12,939,948
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	30,150,000	31,686,312
8.00%, due 11/1/27	5,465,000	5,588,625
8.50%, due 5/1/30	24,729,000	25,634,990
9.25%, due 10/1/28	27,835,000	29,238,143
		158,990,547
Leisure Time 0.4%
Carnival Corp. (a)
5.75%, due 8/1/32	23,630,000	24,268,577
7.00%, due 8/15/29	5,000,000	5,232,504
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	16,905,000	13,599,645
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (a)	5,000,000	5,101,627
		48,202,353
Lodging 2.0%
Boyd Gaming Corp.
4.75%, due 12/1/27	39,340,000	39,325,070
4.75%, due 6/15/31 (a)	51,375,000	50,045,585

	Principal Amount	Value
Corporate Bonds
Lodging
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	$ 38,340,000	$ 36,597,340
4.875%, due 1/15/30	41,960,000	42,041,990
5.50%, due 3/31/34 (a)	6,650,000	6,682,080
5.75%, due 9/15/33 (a)	12,425,000	12,657,969
5.875%, due 3/15/33 (a)	33,000,000	33,861,960
Wynn Macau Ltd.
6.75%, due 2/15/34 (a)	8,000,000	8,108,949
		229,320,943
Machinery—Construction & Mining 0.3%
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,856,000	28,416,102
Machinery-Diversified 1.3%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,485,580
Columbus McKinnon Corp.
7.125%, due 2/1/33 (a)	15,365,000	15,444,898
CompoSecure Holdings LLC
5.625%, due 2/1/33 (a)	18,030,000	17,972,304
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	17,845,149
Regal Rexnord Corp.
6.05%, due 2/15/26	5,350,000	5,351,484
6.05%, due 4/15/28	5,000,000	5,183,088
6.30%, due 2/15/30	4,000,000	4,241,070
6.40%, due 4/15/33	7,000,000	7,480,389
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	56,561,000	56,577,459
		142,581,421
Media 5.5%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	10,595,000	10,396,196
Cable One, Inc.
4.00%, due 11/15/30 (a)	12,795,000	9,312,909
CCO Holdings LLC
4.25%, due 2/1/31 (a)	23,590,000	21,597,709
4.25%, due 1/15/34 (a)	14,000,000	11,825,668
4.50%, due 8/15/30 (a)	19,000,000	17,856,977
4.50%, due 5/1/32	62,595,000	56,171,962
4.75%, due 3/1/30 (a)	31,835,000	30,412,007
5.00%, due 2/1/28 (a)	24,000,000	23,867,861
5.125%, due 5/1/27 (a)	32,000,000	32,013,100
5.375%, due 6/1/29 (a)	12,495,000	12,356,367

	Principal Amount	Value
Corporate Bonds
Media
CSC Holdings LLC (a)
5.50%, due 4/15/27	$ 18,250,000	$ 16,108,244
5.75%, due 1/15/30	20,500,000	8,057,612
6.50%, due 2/1/29	16,805,000	10,760,191
7.50%, due 4/1/28	11,650,000	6,970,545
11.25%, due 5/15/28	2,155,000	1,727,201
11.75%, due 1/31/29	15,150,000	11,046,866
Directv Financing LLC (a)
5.875%, due 8/15/27	15,243,000	15,317,249
8.875%, due 2/1/30	4,210,000	4,262,663
Discovery Communications LLC
3.625%, due 5/15/30	9,540,000	8,813,147
4.125%, due 5/15/29	18,000,000	17,485,020
Gray Media, Inc. (a)
7.25%, due 8/15/33	10,000,000	10,237,730
9.625%, due 7/15/32	11,500,000	11,855,943
10.50%, due 7/15/29	9,404,000	10,100,977
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	15,800,000	10,506,989
6.75%, due 10/15/27	56,917,000	39,699,608
Midcontinent Communications
8.00%, due 8/15/32 (a)	3,500,000	3,367,593
News Corp. (a)
3.875%, due 5/15/29	28,380,000	27,649,754
5.125%, due 2/15/32	12,545,000	12,526,920
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,500,000	3,230,166
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	23,481,334
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	9,425,000	9,408,617
5.50%, due 7/1/29	8,140,000	8,176,443
TEGNA, Inc.
4.625%, due 3/15/28	5,000,000	4,965,216
Univision Communications, Inc.
9.375%, due 8/1/32 (a)	17,400,000	18,733,814
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	33,485,000	34,315,078
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	24,300,000	21,232,643
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	17,050,000	16,816,615
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	6,000,000	5,417,747
Ziggo BV
4.875%, due 1/15/30 (a)	17,000,000	16,049,093
		614,131,774

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware 0.5%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	$ 18,315,000	$ 18,291,328
6.375%, due 6/15/30	14,615,000	14,942,858
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	10,000,000	10,269,400
Vallourec SACA
7.50%, due 4/15/32 (a)	10,000,000	10,627,350
		54,130,936
Mining 1.8%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	18,500,000	19,569,837
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	10,315,590
6.375%, due 9/15/32	18,020,000	18,732,889
Century Aluminum Co.
6.875%, due 8/1/32 (a)	23,640,000	24,480,793
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	15,735,000	16,689,103
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	24,350,000	24,471,823
First Quantum Minerals Ltd. (a)
7.25%, due 2/15/34	13,425,000	14,104,278
8.625%, due 6/1/31	8,500,000	8,928,834
9.375%, due 3/1/29	16,850,000	17,677,065
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	43,085,000	43,259,064
		198,229,276
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,948,724
6.375%, due 3/15/33	10,790,000	11,167,013
Avient Corp.
7.125%, due 8/1/30 (a)	11,745,000	12,080,966
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	27,359,375	27,778,098
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,482,563
Enpro, Inc.
6.125%, due 6/1/33 (a)	6,500,000	6,683,748
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,510,000	5,515,918
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	18,775,000	19,379,761
		110,036,791

	Principal Amount	Value
Corporate Bonds
Oil & Gas 5.5%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	$ 9,250,000	$ 9,586,469
9.00%, due 11/1/27	11,295,000	13,914,649
Chord Energy Corp. (a)
6.00%, due 10/1/30	14,500,000	14,782,725
6.75%, due 3/15/33	1,615,000	1,674,225
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	14,790,000	14,884,301
6.75%, due 3/1/29	14,000,000	14,017,360
Crescent Energy Finance LLC (a)
7.625%, due 4/1/32	7,000,000	6,943,178
7.75%, due 7/31/29	23,958,000	24,017,895
7.875%, due 4/15/32	16,800,000	16,714,884
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	29,785,000	31,671,284
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,391,610
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	6,001,440
6.00%, due 2/1/31	12,845,000	12,404,815
Matador Resources Co. (a)
6.25%, due 4/15/33	16,680,000	16,810,905
6.50%, due 4/15/32	11,250,000	11,455,290
6.875%, due 4/15/28	6,100,000	6,232,687
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	21,700,000	21,103,636
Murphy Oil Corp.
6.00%, due 10/1/32	9,750,000	9,741,834
6.50%, due 2/15/34	12,845,000	12,798,590
Noble Finance II LLC
8.00%, due 4/15/30 (a)	38,500,000	40,134,516
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	10,200,000	10,816,784
Permian Resources Operating LLC
5.875%, due 7/1/29 (a)	7,000,000	7,023,513
Range Resources Corp.
4.75%, due 2/15/30 (a)	5,000,000	4,931,400
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	19,515,000	20,443,660
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,155,285
6.75%, due 8/1/29 (a)	12,750,000	12,895,133
7.00%, due 8/1/32 (a)	8,500,000	8,521,780
Sunoco LP
4.50%, due 10/1/29 (a)	25,035,000	24,499,421
4.625%, due 5/1/30 (a)	18,195,000	17,741,539
5.875%, due 7/15/27 (a)	16,025,000	16,038,276
6.00%, due 4/15/27	18,965,000	18,984,572

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Talos Production, Inc. (a)
9.00%, due 2/1/29	$ 24,000,000	$ 25,006,800
9.375%, due 2/1/31	29,745,000	31,510,396
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	40,500,000	40,077,010
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	8,676,923	8,894,358
Transocean International Ltd. (a)
8.25%, due 5/15/29	6,000,000	6,113,220
8.75%, due 2/15/30	38,118,750	39,736,281
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	17,055,000	17,290,120
		614,961,841
Oil & Gas Services 1.2%
Archrock Services LP
6.00%, due 2/1/34 (a)	7,250,000	7,244,530
Bristow Group, Inc. (a)
6.75%, due 2/1/33	18,645,000	18,863,441
6.875%, due 3/1/28	37,250,000	37,289,448
Kodiak Gas Services LLC
6.75%, due 10/1/35 (a)	7,750,000	8,007,889
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	7,430,106
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,770,490
SESI LLC
7.875%, due 9/30/30 (a)	23,500,000	23,695,638
Tidewater, Inc.
9.125%, due 7/15/30 (a)	23,075,000	24,959,789
		138,261,331
Packaging & Containers 0.1%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	13,500,000	13,488,379
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	2,003,000	2,137,349
		15,625,728
Pharmaceuticals 2.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	32,913,000	33,777,196
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	11,162,000	11,603,792
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,581,000	28,340,819
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	27,445,000	29,039,747

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Jazz Securities DAC
4.375%, due 1/15/29 (a)	$ 59,385,000	$ 58,429,970
Organon & Co. (a)
4.125%, due 4/30/28	38,025,000	37,295,661
5.125%, due 4/30/31	54,405,000	49,408,064
		247,895,249
Pipelines 4.5%
Antero Midstream Partners LP
5.75%, due 1/15/28 (a)	14,995,000	15,000,953
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,858,260
6.875%, due 7/1/29	17,708,000	18,409,839
Energy Transfer LP
4.40%, due 3/15/27	8,000,000	8,027,984
4.95%, due 5/15/28	11,000,000	11,178,078
Excelerate Energy LP
8.00%, due 5/15/30 (a)	28,625,000	30,611,031
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,281,837
Global Partners LP
7.125%, due 7/1/33 (a)	4,585,000	4,696,448
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	27,041,594
7.50%, due 5/15/32	5,000,000	5,222,520
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,570,763
5.875%, due 3/1/28	10,000,000	10,189,730
6.50%, due 6/1/29	7,500,000	7,762,530
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	26,869,222
NuStar Logistics LP
6.00%, due 6/1/26	16,000,000	16,020,928
Plains All American Pipeline LP
Series B
8.223% (3 Month SOFR + 4.372%), due 11/15/2174 (e)(g)	45,303,000	45,218,596
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	22,040,521
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,463,543
4.95%, due 7/15/29	8,250,000	8,224,367
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (e)	10,000,000	10,424,780
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,495,684
6.75%, due 3/15/34	11,450,000	11,652,791
7.375%, due 2/15/29	29,250,000	30,322,656

	Principal Amount	Value
Corporate Bonds
Pipelines
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	$ 14,490,000	$ 15,032,192
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	14,110,000	14,444,367
8.375%, due 6/1/31	21,500,000	21,990,522
9.50%, due 2/1/29	16,865,000	17,959,033
Venture Global Plaquemines LNG LLC (a)
6.125%, due 12/15/30	5,560,000	5,722,919
6.50%, due 1/15/34	19,815,000	20,563,974
6.50%, due 6/15/34	7,500,000	7,767,224
6.75%, due 1/15/36	9,495,000	9,953,228
7.50%, due 5/1/33	1,500,000	1,644,552
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	5,004,961
4.75%, due 8/15/28	12,000,000	12,151,888
		502,819,515
Real Estate Investment Trusts 1.7%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	12,200,000	13,077,424
CTR Partnership LP
3.875%, due 6/30/28 (a)	9,000,000	8,832,604
Millrose Properties, Inc. (a)
6.25%, due 9/15/32	11,115,000	11,240,366
6.375%, due 8/1/30	18,415,000	18,795,914
MPT Operating Partnership LP
4.625%, due 8/1/29	7,485,000	6,417,445
5.00%, due 10/15/27	20,640,000	20,180,758
8.50%, due 2/15/32 (a)	13,250,000	14,195,480
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,855,233
4.75%, due 10/15/27	28,050,000	28,027,709
6.50%, due 4/1/32 (a)	13,000,000	13,443,963
6.50%, due 6/15/33 (a)	10,460,000	10,842,752
7.25%, due 7/15/28 (a)	8,660,000	8,916,163
Starwood Property Trust, Inc.
5.75%, due 1/15/31 (a)	13,600,000	13,770,925
Vornado Realty LP
5.75%, due 2/1/33	17,215,000	17,411,798
		195,008,534
Retail 4.6%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	19,585,000	19,292,821
4.00%, due 10/15/30	55,052,000	52,526,562
5.625%, due 9/15/29	11,000,000	11,186,142
6.125%, due 6/15/29	19,500,000	19,990,763

	Principal Amount	Value
Corporate Bonds
Retail
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	$ 23,137,000	$ 23,057,069
4.75%, due 3/1/30	18,525,000	18,238,240
5.00%, due 2/15/32 (a)	14,110,000	13,712,119
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	9,250,000	9,884,707
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	9,500,000	9,290,270
6.375%, due 1/15/30	4,035,000	4,142,012
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	31,636,131
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,314,504
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,000,000	47,298,461
8.25%, due 8/1/31	17,300,000	18,224,806
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,463,296
5.625%, due 5/1/27	16,817,000	16,824,097
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	21,634,000	20,657,281
PetSmart LLC
7.50%, due 9/15/32 (a)	7,000,000	7,178,227
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	17,300,000	17,827,304
Sonic Automotive, Inc.
4.875%, due 11/15/31 (a)	13,120,000	12,650,465
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	38,636,381
4.625%, due 1/31/32	46,500,000	45,466,282
4.75%, due 1/15/30 (a)	19,935,000	19,886,071
5.375%, due 4/1/32	30,000,000	30,385,230
		513,769,241
Semiconductors 0.1%
Amkor Technology, Inc.
5.875%, due 10/1/33 (a)	14,700,000	14,980,829
Software 2.9%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	36,355,000	36,128,419
6.625%, due 8/15/33	15,000,000	14,378,797
8.25%, due 6/30/32	6,000,000	6,102,498
9.00%, due 9/30/29	16,630,000	16,792,497
Fair Isaac Corp. (a)
5.25%, due 5/15/26	11,250,000	11,238,910
6.00%, due 5/15/33	22,300,000	22,722,250

	Principal Amount	Value
Corporate Bonds
Software
MSCI, Inc. (a)
3.625%, due 9/1/30	$ 5,000,000	$ 4,778,981
3.875%, due 2/15/31	5,500,000	5,278,378
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	20,023,314
6.90%, due 12/1/27	11,340,000	11,708,850
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	37,897,000	35,202,906
4.125%, due 12/1/31	10,000,000	8,983,696
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,839,045
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,720,995
6.50%, due 6/1/32	20,500,000	21,164,692
UKG, Inc.
6.875%, due 2/1/31 (a)	44,500,000	44,464,129
		322,528,357
Telecommunications 2.9%
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (e)	6,500,000	6,734,442
Cipher Compute LLC
7.125%, due 11/15/30 (a)	27,180,000	28,006,571
Connect Finco SARL
9.00%, due 9/15/29 (a)	5,250,000	5,572,177
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	23,846,250	24,269,235
10.75%, due 11/30/29	22,605,000	24,780,053
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	8,000,264
8.625%, due 3/15/31	26,195,000	27,386,768
Iliad Holding SAS (a)
7.00%, due 4/15/32	12,530,000	12,842,749
8.50%, due 4/15/31	10,000,000	10,708,200
Rogers Communications, Inc. (e)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	22,295,000	23,125,979
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	16,675,000	17,486,193
Sprint Capital Corp.
6.875%, due 11/15/28	19,570,000	20,995,418
TELUS Corp. (e)
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56	11,070,000	11,184,408
6.625% (5 Year Treasury Constant Maturity Rate + 2.769%), due 10/15/55	16,500,000	16,875,045
6.625% (5 Year Treasury Constant Maturity Rate + 2.515%), due 6/9/56	5,315,000	5,338,752
Uniti Group LP (a)
4.75%, due 4/15/28	15,060,000	15,027,269
6.50%, due 2/15/29	16,085,000	15,644,038

	Principal Amount	Value
Corporate Bonds
Telecommunications
VMED O2 UK Financing I plc (a)
6.75%, due 1/15/33	$ 10,500,000	$ 10,239,181
7.75%, due 4/15/32	7,500,000	7,712,962
Windstream Services LLC
8.25%, due 10/1/31 (a)	28,320,000	29,665,908
		321,595,612
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	7,000,000	7,002,787
Transportation 1.3%
Clue Opco LLC
9.50%, due 10/15/31 (a)	14,830,000	15,722,558
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	23,648,279
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	52,660,000	50,395,383
Watco Cos. LLC
7.125%, due 8/1/32 (a)	50,350,000	52,781,402
		142,547,622
Total Corporate Bonds (Cost $9,706,804,811)		9,683,098,435
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
9.125% (5 Year Treasury Constant Maturity Rate + 5.411%), due 3/15/33 (a)(e)(g)	3,325,000	3,935,573
Total Foreign Government Bond (Cost $3,776,528)		3,935,573
Loan Assignments 6.5%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
6.911% (3 Month SOFR + 3.25%), due 3/27/31 (e)	11,967,185	11,952,226
Automobile 0.3%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.422% (1 Month SOFR + 2.75%), due 1/28/32 (e)	12,867,750	12,875,792
Tenneco, Inc.
First Lien Term Loan B 8.772% - 8.989%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	20,550,000	20,298,838
		33,174,630

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.172% (1 Month SOFR + 3.50%), due 10/10/29 (e)	$ 14,438,447	$ 13,656,359
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.674% (1 Month SOFR + 4.00%), due 12/9/31 (e)	7,612,550	7,431,752
		21,088,111
Broadcasting & Entertainment 0.0% ‡
Gray Media, Inc.
First Lien Term Loan D
6.814% (1 Month SOFR + 3.00%), due 12/1/28 (e)	4,007,861	3,981,809
Gray Television, Inc.
First Lien Term Loan B
8.95% (1 Month SOFR + 5.25%), due 5/23/29 (e)	261,433	261,025
		4,242,834
Capital Equipment 0.5%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.122% (6 Month SOFR + 2.25%), due 8/4/31 (e)	10,764,159	10,741,177
TK Elevator Midco GmbH
First Lien Term Loan B1
6.947% (6 Month SOFR + 2.75%), due 4/30/30 (e)	41,475,928	41,527,774
		52,268,951
Cargo Transport 0.1%
Clue Opco LLC
First Lien Term Loan B
8.167% (3 Month SOFR + 4.50%), due 12/19/30 (e)	8,649,222	8,605,976
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
6.738% (3 Month SOFR + 3.00%), due 3/8/32 (e)	7,462,500	7,469,500
		16,075,476
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
11.75% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (b)(e)	26,335,132	20,047,619
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.036% (1 Month SOFR + 4.25%), due 3/16/29 (e)	10,856,021	10,530,341
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.922% (1 Month SOFR + 2.25%), due 5/5/28 (e)	20,718,225	20,777,085
		31,307,426

	Principal Amount	Value
Loan Assignments
Electronics 0.2%
Camelot US Acquisition LLC (e)
First Lien Incremental Term Loan B
6.422% (1 Month SOFR + 2.75%), due 1/31/31	$ 11,023,603	$ 10,279,509
First Lien Incremental Term Loan
6.922% (1 Month SOFR + 3.25%), due 1/31/31	10,000,000	9,433,330
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.672% (3 Month SOFR + 3.00%), due 8/31/28 (e)	2,062,171	2,025,568
		21,738,407
Energy (Electricity) 0.4%
BCP VI Summit Holdings LP
First Lien Initial Term Loan
6.70% (1 Month SOFR + 3.00%), due 1/30/32 (e)	13,930,000	13,903,881
Lightning Power LLC
First Lien Initial Term Loan B
5.922% (1 Month SOFR + 2.25%), due 8/18/31 (e)	9,875,000	9,882,544
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.353% (3 Month SOFR + 2.50%), due 5/17/30	5,816,571	5,820,207
First Lien 2024-1 Incremental Term Loan B
6.353% (3 Month SOFR + 2.50%), due 12/11/31	13,365,000	13,365,000
		42,971,632
Entertainment 0.0% ‡
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (17.75% PIK), due 4/10/26 (b)(f)	22,078,641	4,451,453
Finance 0.6%
Arches Buyer, Inc.
First Lien New Term Loan
7.022% (1 Month SOFR + 3.25%), due 12/6/27 (e)	14,074,582	14,004,210
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
6.12% (3 Month SOFR + 2.25%), due 10/16/31 (e)	7,467,973	7,477,307
Blackstone Mortgage Trust, Inc.
First Lien Term Loan
6.172% (1 Month SOFR + 2.50%), due 12/10/30 (e)	1,323,982	1,325,637
Osaic Holdings, Inc.
First Lien Initial Term Loan
6.595% (6 Month SOFR + 3.00%), due 8/2/32 (e)	15,000,000	14,862,495
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
7.536% (1 Month SOFR + 3.75%), due 1/31/28	21,172,367	16,395,352
First Lien Second Amendment Incremental Term Loan
8.786% (1 Month SOFR + 5.00%), due 1/31/28	15,046,851	11,711,461
		65,776,462

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
9.922% (1 Month SOFR + 6.25%), due 10/8/30 (e)	$ 15,248,375	$ 14,848,105
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.422% (1 Month SOFR + 3.75%), due 4/23/31 (e)	20,951,571	20,947,821
LifePoint Health, Inc.
First Lien Term Loan B1
7.422% (3 Month SOFR + 3.75%), due 5/19/31 (e)	24,900,084	24,865,074
		45,812,895
High Tech Industries 0.1%
Aretec Group, Inc.
First Lien Term Loan B4
6.672% (1 Month SOFR + 3.00%), due 8/9/30 (e)	15,192,030	15,137,779
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.922% (1 Month SOFR + 2.25%), due 2/6/31 (e)	8,842,500	8,771,760
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Term Loan B
7.17% (1 Year SOFR + 3.50%), due 2/3/33 (e)	10,000,000	9,943,750
Media 0.3%
Block Communications, Inc.
First Lien Term Loan
6.081% (1 Month SOFR + 2.25%), due 2/25/27 (e)	6,981,482	6,850,579
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29 (e)	32,548,756	32,537,136
		39,387,715
Mining, Steel, Iron & Non-Precious Metals 0.3%
American Rock Salt Co. LLC (e)
First Lien First Out Term Loan 10.966% - 11.084%
(3 Month SOFR + 7.00%), due 6/11/28	9,853,754	9,878,389
First Lien Initial Term Loan
8.084% (3 Month SOFR + 4.00%), due 6/9/28	25,782,375	21,764,630
		31,643,019

	Principal Amount	Value
Loan Assignments
Oil & Gas 0.4%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.658% (1 Year SOFR + 5.50%), due 10/30/28 (e)	$ 36,986,638	$ 14,116,579
PetroQuest Energy LLC (b)(f)
First Lien Term Loan
13.25% (13.75% PIK) (PRIME + 6.50%), due 6/30/26 (e)	32,596,244	325,962
First Lien 2020 Term Loan
13.75% (14.00% PIK), due 9/19/26	1,178,727	1,178,727
Prairie Acquiror LP
First Lien Term Loan B4
7.466% (1 Month SOFR + 3.75%), due 8/1/29 (e)	10,317,298	10,330,195
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
6.172% (1 Month SOFR + 2.50%), due 11/17/28 (e)	15,168,495	15,160,365
		41,111,828
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
10.489% (3 Month SOFR + 6.80%), due 6/24/30 (e)	6,038,716	5,340,490
Retail 1.1%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.672% (3 Month SOFR + 5.00%), due 8/6/30 (e)	22,044,750	21,493,631
Great Outdoors Group LLC
First Lien Term Loan B
6.922% (1 Month SOFR + 3.25%), due 1/23/32 (e)	98,076,877	98,076,877
		119,570,508
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.671% (1 Month SOFR + 4.00%), due 8/18/32 (e)	12,200,000	12,149,163
Services: Business 0.2%
Amentum Holdings, Inc.
First Lien Initial Term Loan
5.672% (1 Month SOFR + 2.00%), due 9/29/31 (e)	7,416,750	7,418,604
Dynamo US Bidco, Inc.
First Lien Term Loan B
6.938% (1 Month SOFR + 3.25%), due 9/30/31 (e)	7,854,050	7,858,959
Orion US Finco, Inc.
First Lien Initial Term Loan
7.15% (3 Month SOFR + 3.50%), due 10/8/32 (e)	5,700,000	5,697,150
		20,974,713

	Principal Amount	Value
Loan Assignments
Software 0.4%
Cloud Software Group, Inc. (e)
First Lien Incremental Term Loan B
6.922% (3 Month SOFR + 3.25%), due 3/21/31	$ 9,960,153	$ 9,631,469
First Lien Initial Dollar Term Loan B
6.922% (3 Month SOFR + 3.25%), due 8/16/32	22,344,436	21,562,380
McAfee Corp.
First Lien Tranche Term Loan B1
6.672% (1 Month SOFR + 3.00%), due 3/1/29 (e)	11,178,568	9,683,434
		40,877,283
Total Loan Assignments (Cost $814,364,345)		730,664,235
Total Long-Term Bonds (Cost $10,576,433,846)		10,462,071,543

	Shares

Common Stocks 0.8%
Electric Utilities 0.1%
Keycon Power Holdings LLC (f)(j)	385,976	14,161,459
Electrical Equipment 0.1%
Energy Technologies, Inc. (f)(j)	16,724	7,325,112
Entertainment 0.0% ‡
Warner Bros Discovery, Inc. (j)	161,000	4,433,940
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(j)	386,241	12,552,833
Oil, Gas & Consumable Fuels 0.3%
Gulfport Energy Corp. (j)	62,223	12,704,070
PetroQuest Energy, Inc. (f)(j)	284,709	—
Talos Energy, Inc. (j)	1,821,793	21,715,773
		34,419,843
Pharmaceuticals 0.2%
Keenova Therapeutics plc (j)	168,818	16,020,828
Total Common Stocks (Cost $155,326,590)		88,914,015
Preferred Stocks 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (f)(j)	37,258	40,983,800

	Shares	Value
Preferred Stocks
Pharmaceuticals 0.0% ‡
Par Health, Inc. (j)	168,818	$ 1,403,384
Total Preferred Stocks (Cost $37,073,027)		42,387,184
Exchange-Traded Funds 0.4%
iShares Gold Trust (j)	452,000	41,222,400
SPDR Gold Shares (j)	15,336	6,823,753
Total Exchange-Traded Funds (Cost $13,331,696)		48,046,153
Total Investments (Cost $10,782,165,159)	94.7%	10,641,418,895
Other Assets, Less Liabilities	5.3	592,067,732
Net Assets	100.0%	$ 11,233,486,627

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Delayed delivery security.
(d)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(e)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Non-income producing security.
Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 44,373,300	$ —	$ 44,373,300
Corporate Bonds	—	9,678,792,105	4,306,330	9,683,098,435
Foreign Government Bond	—	3,935,573	—	3,935,573
Loan Assignments	—	724,708,093	5,956,142	730,664,235
Total Long-Term Bonds	—	10,451,809,071	10,262,472	10,462,071,543
Common Stocks	54,874,611	12,552,833	21,486,571	88,914,015
Preferred Stocks	1,403,384	—	40,983,800	42,387,184
Exchange-Traded Funds	48,046,153	—	—	48,046,153
Total Investments in Securities	$ 104,324,148	$ 10,464,361,904	$ 72,732,843	$ 10,641,418,895

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Tax Free Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 96.2%
Alabama 5.1%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 8,770,000	$ 9,688,813
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.93%, due 4/1/53	34,600,000	34,224,279
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,381,031
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,647,448
Series D-3
4.302%, due 6/1/49	9,250,000	9,483,539
Series B
5.00%, due 10/1/35	8,500,000	8,870,201
Series F
5.00%, due 12/1/35	15,000,000	16,203,111
Series E
5.00%, due 12/1/55 (a)	16,250,000	17,437,963
Series B-2
5.25%, due 12/1/53 (a)	12,620,000	13,613,088
Series A
5.25%, due 5/1/55 (a)	14,295,000	15,430,130
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,158,266
Black Belt Energy Gas District, Revenue Bonds
Series B
5.00%, due 12/1/34	20,800,000	22,628,676
Series C-1
5.25%, due 2/1/53 (a)	5,550,000	5,852,895
City of Gadsden, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 10/1/50	1,405,000	1,466,609
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
4.652%, due 4/1/54	20,000,000	20,478,068
Series B
5.25%, due 7/1/54 (a)	60,255,000	65,409,918
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,614,342
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	21,985,281
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	3,015,000	3,229,372
Series A
5.00%, due 8/1/54	5,670,000	6,082,529

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	$ 14,815,000	$ 14,946,332
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	25,250,000	26,901,764
Series C
5.00%, due 5/1/55 (a)	45,320,000	48,479,316
Series C
5.00%, due 10/1/55 (a)	12,855,000	13,879,894
Series A
5.00%, due 1/1/56 (a)	10,985,000	11,444,710
Series B
5.25%, due 3/1/55 (a)	9,030,000	9,562,212
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	25,185,000	26,231,439
		474,331,226
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	4,780,000	5,068,310
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,058,763
Alaska Municipal Bond Bank Authority, Master Resolution, Revenue Bonds
Series A
5.50%, due 10/1/42	6,000,000	6,204,915
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,346,270
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,000,000	3,113,631
		22,791,889
Arizona 1.0%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,082,352
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,326,226
Series 1
5.00%, due 9/1/42	10,180,000	10,388,207
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	2,008,663

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/36	$ 2,760,000	$ 2,267,257
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	24,289,769
4.00%, due 7/15/41	7,915,000	8,165,190
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	5,335,000	5,899,901
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,937,899
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,788,677
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	5,000,000	5,416,947
		89,571,088
Arkansas 0.4%
Arkansas Development Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	3,875,000	4,138,794
Fayetteville School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.125%, due 6/1/32	3,210,000	3,023,725
Hot Springs School District No. 6, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 6/1/40	3,485,000	2,835,819
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	11,836,464
North Little Rock School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.00%, due 2/1/42	10,625,000	7,564,418
Insured: State Aid Withholding
2.00%, due 2/1/43	9,875,000	6,859,697
Springdale School District No. 50, Limited General Obligation
Series A, Insured: State Aid Withholding
2.50%, due 6/1/40	3,380,000	2,762,385
		39,021,302
California 13.8%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/34	5,095,000	3,875,908

	Principal Amount	Value
Long-Term Municipal Bonds
California
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	$ 14,420,000	$ 10,022,387
Series C, Insured: AG
(zero coupon), due 10/1/52 (c)	7,000,000	4,053,601
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,529,561
Allan Hancock Joint Community College District, Election of 2006, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,602,439
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,836,691
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	7,046,324
Series B
5.00%, due 7/1/34	5,000,000	5,747,834
Series B
5.00%, due 7/1/35	5,000,000	5,704,450
Series B
5.00%, due 7/1/36	5,345,000	6,042,644
Series B
5.00%, due 7/1/38	7,570,000	8,428,140
California Community Choice Financing Authority, Revenue Bonds
Series A-2
3.902%, due 4/1/56	29,050,000	29,080,375
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	12,505,000	12,663,097
Series A
4.00%, due 10/1/52 (a)	8,000,000	8,146,444
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	13,021,821
Series E-2
4.122%, due 2/1/54	27,500,000	27,936,265
Series A-2
4.402%, due 12/1/53	14,250,000	14,504,394
Series B-1
5.00%, due 7/1/53 (a)	24,545,000	25,967,049
Series B
5.00%, due 1/1/55 (a)	6,750,000	7,127,401
Series D
5.00%, due 2/1/55 (a)	7,540,000	8,209,861
Series C
5.00%, due 8/1/55 (a)	26,880,000	28,512,033

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series G
5.00%, due 11/1/55 (a)	$ 29,855,000	$ 31,463,265
Series C
5.25%, due 1/1/54 (a)	57,835,000	61,561,974
California Community Choice Financing Authority, Clean Energy, Revenue Bonds
Series F
5.00%, due 11/1/33	20,085,000	22,038,905
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,820,747
Series A
4.00%, due 4/1/49	170,000	182,275
Series A
4.00%, due 4/1/49	4,000,000	3,657,462
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
4.00%, due 11/15/41	11,375,000	11,320,856
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,326,176
California Municipal Finance Authority, Revenue Bonds (a)
Series 1, Class A-1
3.439%, due 2/20/41	17,373,405	16,441,664
Series 2, Class A-1
4.217%, due 11/20/40	8,982,128	8,986,108
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	4,750,000	4,379,480
Series A
5.00%, due 11/1/42	9,725,000	9,934,609
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,494,612
Series B
3.00%, due 8/1/46	2,725,000	2,160,627
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,542,246
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,063,161
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,198,932
Series A
4.00%, due 5/15/41	15,000,000	14,980,153
Series A
5.25%, due 5/15/43	10,000,000	11,016,098

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series G
5.00%, due 5/15/47	$ 3,250,000	$ 3,344,167
Series G
5.50%, due 5/15/36	15,175,000	17,114,928
Series G
5.50%, due 5/15/38	4,775,000	5,325,184
Series G
5.50%, due 5/15/39	3,250,000	3,607,823
Series G
5.50%, due 5/15/40	6,700,000	7,394,506
Series H
5.50%, due 5/15/47	8,150,000	8,604,878
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	4,000,000	2,981,496
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	4,165,612
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,145,688
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,479,552
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/41	2,300,000	2,735,369
Series B
5.50%, due 8/1/42	2,795,000	3,272,641
Series B
5.50%, due 8/1/43	2,500,000	2,886,569
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/41	4,650,000	4,154,871
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/28	6,965,000	7,412,643
Series D
5.00%, due 7/1/29	70,000	76,206
Series B
5.00%, due 7/1/31	2,120,000	2,273,069
Series E
5.00%, due 7/1/31	15,000,000	16,953,913
Series A
5.00%, due 7/1/32	1,355,000	1,524,445
Series B
5.00%, due 7/1/32	6,340,000	6,781,802

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/33	$ 3,020,000	$ 3,149,910
Series B
5.00%, due 7/1/33	6,000,000	6,838,667
Series C
5.00%, due 7/1/33	2,835,000	3,056,989
Series A
5.00%, due 7/1/35	7,000,000	8,077,843
Series E
5.00%, due 7/1/35	12,625,000	14,677,954
Series A
5.00%, due 7/1/36	1,830,000	1,897,653
Series B
5.00%, due 7/1/36	2,605,000	2,982,051
Series C
5.00%, due 7/1/36	2,135,000	2,444,023
Series E
5.00%, due 7/1/36	1,620,000	1,841,211
Series A
5.00%, due 7/1/37	2,130,000	2,203,955
Series E
5.00%, due 7/1/38	7,000,000	7,832,113
Series B
5.00%, due 7/1/39	10,000,000	10,705,381
Series A
5.00%, due 7/1/44	1,205,000	1,291,153
Series C
5.00%, due 7/1/44	4,040,000	4,328,845
Series A
5.00%, due 7/1/50	5,000,000	5,190,524
Series D
5.00%, due 7/1/52	1,535,000	1,586,752
Series A, Insured: BAM
5.00%, due 7/1/53	9,500,000	9,856,946
Series E
5.00%, due 7/1/53	5,350,000	5,505,465
Series A
5.25%, due 7/1/49	6,400,000	6,550,095
Series B
5.25%, due 7/1/53	3,810,000	3,974,921
Series D
6.574%, due 7/1/45	15,680,000	16,983,983
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/41	19,485,000	21,825,906
Series C, Insured: BAM
5.00%, due 7/1/42	6,500,000	7,205,091

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/43	$ 10,000,000	$ 10,923,352
Series C, Insured: BAM
5.00%, due 7/1/44	7,500,000	8,151,279
Series A
6.603%, due 7/1/50	48,635,000	52,802,027
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.296%, due 9/1/27	3,040,000	3,032,818
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,778,827
Municipal Improvement Corp. of Lof Angelese, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55	15,000,000	16,257,529
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,574,280
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,277,995
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/48	20,000,000	21,379,948
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	4,250,000	3,328,243
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,147,630
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AG
5.00%, due 9/1/26	3,000,000	3,044,810
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 11/1/36	2,750,000	2,968,151
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,246,958
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	5,000,000	5,294,193
Series A, Insured: BAM
5.50%, due 8/1/52	5,000,000	5,245,384
Series C, Insured: AG
5.50%, due 8/1/54	10,000,000	10,912,339

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.50%, due 8/1/53	$ 14,500,000	$ 15,834,860
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/42 (b)	4,000,000	4,465,702
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,715,720
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	11,864,042
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/41	3,750,000	3,859,216
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/31	10,500,000	11,680,628
Series C
5.00%, due 5/1/33	15,750,000	17,956,699
Series A
5.00%, due 5/1/34	7,350,000	8,095,203
Series E
5.00%, due 5/1/50	15,875,000	15,998,460
Series A
5.25%, due 5/1/41	30,820,000	34,207,272
Series A
5.25%, due 5/1/43	6,000,000	6,521,005
Series A
5.25%, due 5/1/44	4,500,000	4,842,713
Series A
5.50%, due 5/1/55	51,630,000	54,759,542
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (b)
Series A
5.00%, due 5/1/44	10,740,000	11,001,151
Series B
5.00%, due 5/1/46	11,240,000	11,243,055
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/26	8,200,000	8,291,505
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	977,394
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,632,060
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	7,585,000	6,635,341

	Principal Amount	Value
Long-Term Municipal Bonds
California
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	$ 2,870,000	$ 2,423,859
Santa Monica Public Financing Authority, City Yards Project, Revenue Bonds
2.25%, due 7/1/51	6,500,000	3,998,677
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series C
4.00%, due 7/1/27	3,935,000	3,942,949
Series 1
5.00%, due 7/1/33	3,410,000	3,956,552
Series 1
5.00%, due 7/1/34	3,480,000	4,076,759
Series 1
5.00%, due 7/1/35	4,185,000	4,792,760
Series 1
5.00%, due 7/1/37	8,330,000	9,379,356
Series 1
5.00%, due 7/1/40	7,225,000	8,104,053
Series A-1
5.00%, due 7/1/48	15,550,000	16,178,887
Series 1
5.00%, due 7/1/53	16,890,000	17,447,390
Series 2
5.00%, due 7/1/53 (a)	8,000,000	8,497,566
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	4,000,000	4,646,969
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	11,930,000	12,477,963
Southern Mono Health Care District, Election of 2001, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/32	2,600,000	2,125,136
Series B, Insured: NATL-RE
(zero coupon), due 8/1/33	2,505,000	1,969,749
State of California, Unlimited General Obligation
7.60%, due 11/1/40	9,615,000	11,684,723
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,672,927
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/32	4,370,000	3,643,460
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	12,260,000	12,296,383

	Principal Amount	Value
Long-Term Municipal Bonds
California
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AG
3.00%, due 8/1/47	$ 8,910,000	$ 7,019,640
Yosemite Community College District, Election of 2004, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	15,575,000	14,432,368
		1,290,586,319
Colorado 2.0%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,002,916
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,716,062
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	5,532,708
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,310,941
Series A
5.00%, due 12/1/34	6,000,000	6,897,338
Series A
5.00%, due 12/1/37	15,675,000	16,267,775
Series A
5.00%, due 12/1/43	4,915,000	5,013,043
Series A
5.50%, due 11/15/35	5,250,000	6,006,494
Series A
5.50%, due 11/15/40	17,760,000	19,700,291
Series D
5.75%, due 11/15/38	3,000,000	3,410,233
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	12,944,035
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,522,444
Series A
5.25%, due 11/15/54	4,895,000	5,201,880
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1, Insured: BAM
4.00%, due 8/1/44	8,100,000	7,589,784
Colorado Health Facilities Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	13,500,000	12,254,903

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	$ 4,625,000	$ 5,042,216
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	2,570,000	2,549,015
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	4,790,000	4,770,565
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	14,767,994
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	18,843,730
6.00%, due 12/15/40	5,025,000	5,860,681
6.00%, due 12/15/41	4,560,000	5,298,489
		183,503,537
Connecticut 1.4%
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds (d)
Series A, Insured: AG
5.50%, due 7/1/51	8,750,000	9,374,709
Series A, Insured: AG
5.50%, due 7/1/55	16,400,000	17,550,401
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	10,439,192
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	6,169,290
State of Connecticut, Special Tax
Series A
3.125%, due 5/1/40	11,355,000	10,442,963
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	20,420,000	23,289,149
Series A
5.25%, due 7/1/41	18,980,000	21,516,455
Series A
5.25%, due 7/1/42	25,220,000	28,299,412
Waterbury Housing Authority, Laurel Estates Preservation Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHLMC
4.50%, due 2/1/42	4,605,000	4,699,576
		131,781,147

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware 0.8%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
5.25%, due 10/1/51 (d)	$ 5,500,000	$ 5,785,021
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,195,000	3,182,618
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	9,585,000	10,594,175
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	8,780,000	9,844,947
Delaware State Housing Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/56	20,000,000	21,972,124
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	5,320,000	5,830,120
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	11,035,000	12,244,914
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	4,000,000	4,462,362
		73,916,281
District of Columbia 0.9%
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	6,250,000	6,703,761
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	7,000,000	7,579,011
Series A
5.00%, due 10/1/30	6,000,000	6,593,240
Series A
5.00%, due 10/1/31	8,000,000	8,918,140
Series A
5.00%, due 10/1/32	16,945,000	19,111,068
Series A
5.00%, due 10/1/35	3,955,000	4,189,382
Series A
5.25%, due 10/1/48	5,000,000	5,171,278
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,132,497
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AG
6.50%, due 10/1/41 (c)	6,730,000	6,913,619
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien (c)
Series B
6.50%, due 10/1/44	6,040,000	6,428,701

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien (c)
Series B
6.50%, due 10/1/44	$ 2,600,000	$ 2,767,322
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	5,600,000	5,728,512
		84,236,531
Florida 4.4%
Central Florida Tourism Oversight District Utility, Revenue Bonds
Series 1
5.00%, due 10/1/42	5,000,000	5,480,489
Series 1
5.00%, due 10/1/43	2,500,000	2,704,029
Series 1
5.00%, due 10/1/45	3,000,000	3,180,882
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/49	5,500,000	5,638,532
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,414,240
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,104,959
County of Hillsborough, Utility, Revenue Bonds
3.00%, due 8/1/40	4,000,000	3,568,587
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	8,000,000	8,606,590
Series B
5.00%, due 10/1/46	4,750,000	4,815,658
5.25%, due 10/1/38	5,000,000	5,605,605
5.25%, due 10/1/39	3,240,000	3,607,926
5.25%, due 10/1/49	4,250,000	4,407,644
5.25%, due 10/1/54	35,000,000	36,044,218
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	3,081,924
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,409,913
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	2,027,328
Series B, Insured: BAM
4.00%, due 10/1/49	10,000,000	9,152,207
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,892,504
4.00%, due 7/1/32	2,465,000	2,477,153

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	$ 5,000,000	$ 5,696,154
County of Pasco, H. Lee Moffitt Cancer Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/48	5,000,000	5,094,949
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54	20,000,000	21,513,790
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	5,500,000	5,773,583
Florida Housing Finance Corp., Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
4.25%, due 7/1/37	2,750,000	2,850,070
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,000,000	4,144,363
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	3,000,000	3,056,299
5.25%, due 10/1/48	8,790,000	9,177,806
5.25%, due 10/1/49	2,410,000	2,511,576
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.50%, due 10/1/49	7,125,000	7,577,230
Series B
5.50%, due 10/1/54	38,485,000	40,642,658
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	9,985,000	10,678,640
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	21,655,000	23,261,333
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/1/51	5,000,000	4,520,470
5.00%, due 8/1/47	4,295,000	4,323,556
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,622,446
Series B
5.00%, due 1/1/48	3,500,000	3,513,117
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AG
5.00%, due 10/1/43	7,900,000	8,524,751
Series B, Insured: AG
5.25%, due 10/1/44	5,375,000	5,851,384

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	$ 4,185,000	$ 3,633,197
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Insured: AG-CR
4.00%, due 10/1/52	7,000,000	6,246,035
Peace River Manasota Regional Water Supply Authority, Revenue Bonds
Series B
5.25%, due 10/1/50	6,500,000	6,895,851
South Broward Hospital District, Revenue Bonds
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	15,569,185
4.00%, due 5/1/48	13,135,000	12,222,290
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	8,335,000	8,598,578
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series C
3.00%, due 7/1/51	2,150,000	1,601,447
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	7,235,000	7,237,380
Village Community Development District No. 8, Special Assessment
Insured: AG
3.50%, due 5/1/40	4,735,000	4,701,182
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AG-CR
5.00%, due 3/1/34	8,450,000	9,010,812
Insured: AG-CR
5.00%, due 3/1/35	9,020,000	9,598,656
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AG
5.25%, due 10/1/43	10,250,000	11,119,968
Insured: AG
5.50%, due 10/1/53	14,000,000	14,900,984
		411,890,128
Georgia 3.8%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AG
5.125%, due 4/1/53	5,400,000	5,585,944
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	27,935,000	27,417,756
Series A
4.00%, due 7/1/49	15,865,000	14,542,606

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien (b)
Series D
4.00%, due 7/1/35	$ 5,820,000	$ 5,911,688
Series D
4.00%, due 7/1/38	3,500,000	3,515,811
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds
Series E
5.00%, due 7/1/33 (b)	2,750,000	3,131,125
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,277,542
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	12,842,645
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,000,000	3,624,102
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	5,650,000	5,688,351
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,006,012
Series 4
3.80%, due 10/1/32	2,000,000	2,006,012
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,352,361
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,482,289
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Revenue Bonds
Series A
4.00%, due 2/15/51	2,000,000	1,768,605
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	5,500,000	5,206,567
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	5,137,131
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,440,000	3,295,329
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	15,000,000	16,200,048
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,992,260
Series C
4.00%, due 5/1/52 (a)	18,285,000	18,635,772
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,991,318

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 9/1/52 (a)	$ 18,500,000	$ 18,912,611
Series A
5.00%, due 5/15/34	2,750,000	2,895,584
Series A
5.00%, due 5/15/37	2,265,000	2,496,729
Series A
5.00%, due 6/1/53 (a)	5,605,000	5,952,713
Series B
5.00%, due 7/1/53 (a)	12,750,000	13,505,044
Series D
5.00%, due 4/1/54 (a)	10,000,000	10,719,956
Series A
5.00%, due 5/1/54 (a)	16,665,000	18,024,742
Series C
5.00%, due 12/1/54 (a)	11,300,000	12,119,110
Series E
5.00%, due 5/1/55 (a)	22,680,000	24,441,490
Series A
5.50%, due 9/15/27	8,860,000	9,196,450
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/41	2,545,000	2,566,126
Series A
4.00%, due 1/1/49	4,500,000	4,007,165
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,841,833
Series A
5.00%, due 1/1/39	11,250,000	11,605,116
Series A
5.25%, due 7/1/64	5,000,000	5,147,391
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,638,549
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/37	3,695,000	3,811,895
Series A
5.50%, due 7/1/64	8,415,000	8,680,742
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	4,800,000	4,875,193
Municipal Electric Authority of Georgia, Project One, Revenue Bonds
5.25%, due 1/1/49	5,645,000	5,865,974
		353,915,687

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	$ 5,000,000	$ 5,006,954
Hawaii 0.4%
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,810,034
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	17,950,000	19,096,659
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	5,675,000	4,660,100
		34,566,793
Idaho 0.2%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	6,695,000	6,731,469
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	7,010,000	7,457,886
		14,189,355
Illinois 8.3%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	16,775,227
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/27	7,000,000	7,261,911
Series A, Insured: AG
5.00%, due 12/1/34	3,000,000	3,115,663
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/46	9,500,000	9,344,202
5.75%, due 4/1/48	23,415,000	24,618,206
6.00%, due 4/1/46	64,735,000	65,613,130
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/1/36	10,000,000	10,250,033
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	13,107,371
Series D, Insured: AG
5.00%, due 1/1/38	4,750,000	5,196,382
Series A, Insured: AG
5.50%, due 1/1/53 (b)	23,525,000	24,181,794

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	$ 4,725,000	$ 4,506,077
Series E
5.00%, due 1/1/28 (b)	18,345,000	19,138,983
Series C
5.00%, due 1/1/35 (b)	3,615,000	4,133,615
Series A
5.25%, due 1/1/41 (b)	5,000,000	5,511,387
Series A
5.25%, due 1/1/42 (b)	7,550,000	8,228,480
Series A
5.25%, due 1/1/48 (b)	9,500,000	9,781,333
Series E
5.50%, due 1/1/48 (b)	25,875,000	27,376,405
Series A
5.50%, due 1/1/53 (b)	5,960,000	6,210,446
Series A
5.50%, due 1/1/55 (b)	5,175,000	5,334,186
Series E
5.50%, due 1/1/55 (b)	32,100,000	33,490,810
Series B
5.50%, due 1/1/59	15,290,000	16,210,038
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,194,720
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,083,951
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,572,212
Series A
5.00%, due 1/1/32	1,400,000	1,481,764
Series A
6.00%, due 1/1/38	29,950,000	30,408,340
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,095,896
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	4,150,000	4,198,755
Series A, Insured: AG
5.50%, due 1/1/62	7,240,000	7,582,975
City of Chicago, Waterworks, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 11/1/48	6,000,000	6,258,012
Series A, Insured: AG
5.50%, due 11/1/62	7,730,000	8,156,902

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	$ 22,825,000	$ 21,946,669
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AG
4.00%, due 12/1/38	3,000,000	3,027,033
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,288,312
Grand Prairie Water Commission, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/55	4,250,000	4,439,563
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,572,416
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,394,970
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	14,929,537
Illinois Finance Authority, Uchicago Medicine, Revenue Bonds
Series A
5.00%, due 8/15/52	4,250,000	4,268,989
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	11,105,000	11,298,707
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	6,190,000	6,750,659
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	4,905,000	5,504,839
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 4/1/56	9,250,000	10,655,848
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/45	8,475,000	9,119,523
Series A
5.00%, due 1/1/46	5,015,000	5,345,132
Series A
5.00%, due 1/1/47	41,300,000	43,761,484
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,880,681
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,574,420
4.50%, due 11/1/42	7,585,000	7,943,067
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	12,689,752

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	$ 27,500,000	$ 19,012,320
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/43	10,000,000	4,757,857
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,174,573
Regional Transportation Authority, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,436,006
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	8,750,000	7,704,092
Series C
5.25%, due 1/1/34	4,250,000	4,504,590
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	35,664,255
Series C
5.50%, due 1/1/33	7,280,000	7,785,942
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AG
5.50%, due 6/1/58	5,375,000	5,712,572
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,007,838
Series D
5.00%, due 11/1/26	7,375,000	7,509,817
5.00%, due 2/1/27	3,980,000	4,076,995
Series D
5.00%, due 11/1/27	10,000,000	10,417,453
5.00%, due 1/1/28	5,155,000	5,169,986
Series A
5.00%, due 12/1/34	4,500,000	4,649,165
Series A
5.50%, due 3/1/47	4,750,000	4,988,415
Series A
6.00%, due 5/1/27	8,190,000	8,537,408
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AG
5.00%, due 3/1/32	2,999,000	3,004,596
Village of Bellwood, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/29	1,500,000	1,502,914
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/40	6,790,000	6,855,678

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	$ 32,050,000	$ 32,055,945
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,586,494
		772,925,718
Indiana 0.9%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	15,000,000	16,096,911
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series A
5.00%, due 10/1/41	7,750,000	8,438,069
Series B-2
5.00%, due 10/1/60 (a)	9,000,000	9,862,668
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,306,067
Indiana Housing & Community Development Authority, Revenue Bonds
Series C-1, Insured: GNMA / FNMA / FHLMC
4.70%, due 7/1/49	11,000,000	11,032,911
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,120,000	2,258,864
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	11,000,000	11,935,725
Series A
5.50%, due 1/1/47	8,115,000	8,636,853
		82,568,068
Iowa 0.6%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,308,864
1.875%, due 6/1/37	4,000,000	3,212,958
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,649,363
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	14,971,170
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.50%, due 9/1/48	4,205,000	4,210,964
Series A
4.75%, due 9/1/50	15,810,000	15,925,852

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	$ 4,000,000	$ 3,447,326
Series B
2.00%, due 6/1/37	4,265,000	3,475,179
Series B
2.00%, due 6/1/38	5,370,000	4,293,913
		56,495,589
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	566,405
5.00%, due 12/1/28	410,000	410,752
5.00%, due 12/1/30	500,000	500,352
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	5,000,000	4,744,403
		6,221,912
Kentucky 0.7%
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	6,536,044
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	4,930,000	5,488,222
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-2
3.645%, due 8/1/52	18,100,000	18,294,208
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,776,661
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,202,271
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,357,668
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.25%, due 6/1/55 (a)	8,000,000	8,515,406
		66,170,480
Louisiana 0.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	17,135,000	17,863,947
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,105,000	1,100,553
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,085,195

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien (b)
5.50%, due 9/1/54	$ 4,385,000	$ 4,473,818
5.50%, due 9/1/59	3,595,000	3,645,330
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	10,785,000	11,119,985
Terrebonne Parish Hospital Service District No. 1, General Medical Center Project, Revenue Bonds
5.50%, due 4/1/51	5,510,000	5,801,528
		48,090,356
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series D
2.65%, due 11/15/46	2,380,000	1,772,206
Maryland 0.2%
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	5,630,000	4,609,652
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,460,000	5,965,475
Maryland Department of Housing & Community Development, Revenue Bonds
Series G
6.25%, due 9/1/56	3,500,000	4,032,139
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,450,948
		19,058,214
Massachusetts 2.1%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	8,500,000	7,528,713
City of Worcester, Limited General Obligation
Insured: AG
3.00%, due 2/1/37	2,750,000	2,691,850
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	18,695,000	14,398,756
Series C
3.00%, due 3/1/49	13,250,000	10,038,888
Series B
3.00%, due 4/1/49	7,465,000	5,652,969
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,820,171

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Mass General Brigham Issue, Revenue Bonds
Series F
5.00%, due 7/1/45	$ 4,000,000	$ 4,273,510
Series F
5.00%, due 7/1/46	9,000,000	9,527,890
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/50	3,575,000	3,654,636
Series N, Insured: AG
5.50%, due 7/1/50	30,850,000	33,161,007
Series N, Insured: AG
5.50%, due 7/1/55	14,500,000	15,421,172
Series N, Insured: AG-CR
5.50%, due 7/1/55	20,000,000	21,308,832
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,089,154
Series B
5.00%, due 7/1/30	3,960,000	4,256,775
Massachusetts Housing Finance Agency, Revenue Bonds
Series 220, Insured: GNMA / FNMA / FHLMC
2.125%, due 12/1/40	6,670,000	5,158,729
Series 222, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/41	4,115,000	3,225,907
Series 220, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/44	4,500,000	3,239,200
Series A-1, Insured: FHA 542(C)
3.00%, due 12/1/45	2,205,000	1,772,188
Series 249, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/50	5,485,000	5,622,310
Massachusetts Water Resources Authority, Revenue Bonds
Series D
3.00%, due 8/1/42	29,000,000	25,250,770
Town of Belmont, Limited General Obligation
2.00%, due 6/1/34	3,175,000	2,921,627
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	2,141,141
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,774,260
		196,930,455
Michigan 1.5%
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	2,435,000	2,454,571
Series B
5.50%, due 7/1/52	7,470,000	7,899,925

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	$ 5,000,000	$ 5,235,746
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	6,305,000	6,671,478
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,573,315
Lapeer Community Schools, Unlimited General Obligation
Insured: AG
5.25%, due 5/1/46	9,000,000	9,515,489
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	7,000,000	7,284,271
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(e)	11,000,000	11,009,228
Series MI
5.25%, due 12/1/41	11,940,000	12,003,905
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	25,500,000	23,772,334
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,116,177
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,660,000	4,662,101
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	8,120,000	8,121,398
Michigan State Housing Development Authority, Revenue Bonds
Series A
4.35%, due 10/1/47	9,095,000	8,766,105
Series A
4.70%, due 12/1/43	4,800,000	4,901,127
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	9,993,631
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	8,297,447
		141,278,248

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 1.0%
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	$ 5,075,000	$ 5,020,127
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,613,792
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,773,649
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,216,403
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,348,009
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	4,740,000	4,694,165
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	19,870,000	22,562,153
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,285,000	5,783,800
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,996,770
Mounds View Independent School District No. 621, School Building, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.55%, due 2/1/38	8,000,000	7,877,286
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	3,128,110
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	7,109,782
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,801,955
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,426,467
		93,352,468
Mississippi 0.1%
Mississippi Home Corp., Jackson Housing Portfolio Project, Revenue Bonds
Series 1, Insured: HUD Sector 8 FNMA
4.55%, due 4/1/42	4,980,000	5,104,666
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	8,170,913
		13,275,579

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	$ 5,760,000	$ 4,109,540
5.50%, due 12/1/48	16,245,000	17,277,066
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,783,118
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,074,158
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,020,000	11,790,723
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,060,000	1,074,262
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	14,500,000	16,192,217
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,589,964
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,732,590
		76,623,638
Nebraska 1.5%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	2,200,557
Douglas County Hospital Authority No. 3, Nebraska Methodist Health System, Revenue Bonds
5.00%, due 11/1/49	3,705,000	3,794,363
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,227,142
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,775,519
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/55	12,485,000	14,223,070
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,108,099
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	16,680,000	17,488,823
Series A
5.50%, due 2/1/54	27,500,000	29,479,956
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	6,166,491
1.75%, due 12/15/37	6,755,000	5,300,530

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Village of Boys Town Projects, Revenue Bonds
5.00%, due 7/1/46	$ 25,500,000	$ 26,473,192
		137,237,742
Nevada 0.6%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 6/1/46	1,600,000	1,523,366
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,228,780
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	29,615,972
Series B
5.00%, due 7/1/43	10,000,000	10,280,016
Series A
5.00%, due 7/1/49	8,150,000	8,434,059
		55,082,193
New Hampshire 2.8%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AG
3.00%, due 8/15/46	2,995,000	2,362,912
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	19,710,506	19,258,391
Series 4, Class A
4.064%, due 11/20/39 (a)	18,847,093	18,943,015
Series 1, Class A
4.086%, due 1/20/41 (a)	7,445,665	7,443,323
Series 2, Class A-1
4.086%, due 11/20/42 (a)	29,374,655	28,904,461
Series 2
4.25%, due 7/20/41	4,402,132	4,467,817
Series 3, Class A-1
4.795%, due 2/20/41 (a)	23,969,864	25,339,548
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/1/51	15,604,123	15,748,545
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	8,250,000	8,137,349
New Hampshire Business Finance Authority, Centurion Foundation Andrews Avenue Med Center LLC, Revenue Bonds
5.625%, due 9/15/57	36,300,000	35,826,906
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	59,175,000	62,457,076

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire
New Hampshire Housing Finance Authority, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/56	$ 12,250,000	$ 14,083,652
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,595,000	7,278,749
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	10,195,000	11,696,960
		261,948,704
New Jersey 2.1%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	6,171,287
Series A
2.20%, due 10/1/39	10,000,000	9,490,266
Series B
3.75%, due 11/1/34	4,625,000	4,691,225
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds
5.00%, due 1/1/28 (b)	1,000,000	1,002,151
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	3,420,000	3,423,596
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	5,000,000	5,111,301
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
4.75%, due 10/1/40	4,250,000	4,458,198
Series M
5.10%, due 10/1/50	4,935,000	5,024,248
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	6,000,000	5,266,509
Series C, Insured: AG
(zero coupon), due 12/15/34	25,900,000	19,822,513
Series A
(zero coupon), due 12/15/37	25,000,000	16,491,850
Series A
5.00%, due 12/15/26	3,500,000	3,583,475
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	8,235,000	9,327,461
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	10,525,000	10,938,154
New Jersey Turnpike Authority, Revenue Bonds
Series C
5.00%, due 1/1/45	11,600,000	12,438,342

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/46	$ 14,150,000	$ 14,938,471
Series B
5.25%, due 1/1/52	35,000,000	36,775,708
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	6,299,682
5.00%, due 6/1/40	5,585,000	5,943,911
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,168,533
Series A
5.00%, due 6/1/33	3,250,000	3,375,779
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,894,093
		195,636,753
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/39	1,500,000	1,486,341
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,850,000	5,783,750
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	8,100,000	8,012,962
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	11,470,000	11,346,305
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56	3,700,000	4,088,980
		30,718,338
New York 11.3%
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	9,200,000	8,895,516
Series E-1
4.00%, due 4/1/42	8,760,000	8,647,674
Series F-1
5.00%, due 3/1/43	4,000,000	4,207,964
Series B-1
5.25%, due 10/1/33	6,260,000	6,521,342
Series G-1
5.25%, due 2/1/45	5,000,000	5,407,209
Series D
5.50%, due 4/1/46	23,215,000	25,035,365

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Dormitory Authority of the State of New York, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	$ 37,185,000	$ 40,311,783
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	4,500,000	4,586,301
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,111,539
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,502,148
Series B-1
5.00%, due 11/15/42	10,000,000	11,046,797
Series B-2
5.00%, due 11/15/48	5,000,000	5,203,306
Series A
5.25%, due 11/15/49	13,330,000	13,899,523
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,189,594
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series D
5.00%, due 11/15/44	5,750,000	5,960,046
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,052,754
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series E-1
3.00%, due 11/1/39	3,135,000	2,871,724
Series A-1
4.15%, due 11/1/38	14,250,000	14,260,016
Series A-1
4.25%, due 11/1/43	5,380,000	5,288,924
New York City Housing Development Corp., Triborough Preservation LLC, Revenue Bonds
Series A-1
3.95%, due 11/15/44	3,000,000	2,799,684
New York City Housing Development Corp., Revenue Bonds
Series C-1-B
3.95%, due 11/1/48	7,355,000	6,599,564
Series F-1-A
4.30%, due 11/1/44	5,650,000	5,545,448
Series F-1-A
4.55%, due 11/1/54	5,400,000	5,236,420
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	32,510,000	26,827,024
Series DD-1
3.00%, due 6/15/50	3,765,000	2,830,456

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
4.00%, due 6/15/45	$ 7,250,000	$ 6,951,753
Series BB-1
5.00%, due 6/15/44	3,250,000	3,446,228
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series BB
5.00%, due 6/15/43	6,915,000	7,613,855
Series BB-1
5.25%, due 6/15/54	4,120,000	4,306,687
Series CC-1
5.25%, due 6/15/54	7,070,000	7,417,182
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	4,585,524
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,459,616
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	6,355,000	6,291,878
Series E-1
4.00%, due 2/1/46	15,105,000	14,041,798
Series C-3
5.00%, due 5/1/41	5,250,000	5,432,165
Series C-1
5.00%, due 5/1/42	5,295,000	5,803,933
Series H-1
5.25%, due 11/1/45	3,065,000	3,326,151
Series C
5.25%, due 5/1/48	7,000,000	7,371,477
Series C
5.50%, due 5/1/42	10,000,000	11,243,200
Series C
5.50%, due 5/1/43	5,000,000	5,537,370
Series C
5.50%, due 5/1/44	22,000,000	24,305,492
Series D-1
5.50%, due 11/1/45	14,760,000	16,005,695
Series C
5.50%, due 5/1/53	12,500,000	13,245,294
New York City Transitional Finance Authority, Revenue Bonds
Series A-1
5.00%, due 5/1/40	4,400,000	4,956,717
Series H-1
5.00%, due 11/1/41	3,890,000	4,317,756
Series E
5.00%, due 11/1/42	8,865,000	9,719,328

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Revenue Bonds
Series C-1
5.25%, due 5/1/49	$ 2,715,000	$ 2,861,018
Series E
5.50%, due 11/1/49	17,250,000	18,509,968
Series H-1
5.50%, due 11/1/51	5,545,000	5,939,424
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
2.25%, due 2/15/41	2,830,000	2,220,365
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,547,539
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.50%, due 11/15/36	4,000,000	3,545,637
Series A
2.75%, due 11/15/41	14,255,000	11,478,097
Series A
2.875%, due 11/15/46	31,600,000	23,611,552
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,851,189
Insured: AG-CR
3.00%, due 2/15/42	22,150,000	19,428,875
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,195,149
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	9,394,725
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,726,938
Series A
4.00%, due 7/1/50	6,360,000	5,665,273
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	17,200,000	17,581,733
Series A
4.00%, due 3/15/40	13,840,000	14,031,136
Series E
4.00%, due 3/15/45	2,550,000	2,442,547
Series A
5.00%, due 3/15/46	4,750,000	4,950,669
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,098,821

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, due 3/15/41	$ 5,000,000	$ 5,577,832
Series A
5.00%, due 3/15/48	13,690,000	14,243,251
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	1,395,000	1,437,635
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,698,617
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 1/1/46	9,715,000	7,577,398
Series A
5.00%, due 3/15/40	5,000,000	5,747,334
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	4,725,000	4,684,485
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,550,000	4,104,006
Series A
4.00%, due 3/15/37	11,875,000	12,208,095
Series A
4.00%, due 3/15/38	5,550,000	5,678,008
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	10,000,000	10,798,776
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 7/1/35	10,730,000	10,729,803
Series A, Insured: AG
4.00%, due 7/1/37	10,000,000	9,976,419
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/27	4,250,000	4,421,380
Insured: AG-CR
5.00%, due 12/1/28	4,250,000	4,512,848
Insured: AG-CR
5.00%, due 12/1/29	7,900,000	8,551,378
5.00%, due 12/1/30	10,000,000	10,900,229
5.00%, due 12/1/34	4,000,000	4,396,121
5.00%, due 12/1/36	2,000,000	2,165,726
5.00%, due 12/1/37	3,000,000	3,227,469
5.00%, due 12/1/40	2,875,000	3,037,980
Insured: AG
5.50%, due 6/30/43	5,015,000	5,301,971

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
Insured: AG
5.00%, due 6/30/49 (b)	$ 6,000,000	$ 6,007,503
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AG
5.00%, due 6/30/49 (b)	4,310,000	4,311,814
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	20,000,000	20,335,464
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: AG
6.00%, due 6/30/50 (b)	19,340,000	21,004,427
Port Authority of New York & New Jersey, Revenue Bonds (b)
4.00%, due 3/15/35	9,250,000	9,373,188
Series 218
4.00%, due 11/1/41	6,560,000	6,508,550
Series 223
4.00%, due 7/15/46	4,175,000	3,760,389
Series 242
5.00%, due 12/1/30	10,000,000	11,008,974
Series 242
5.00%, due 12/1/31	18,000,000	20,079,979
Series 246
5.00%, due 9/1/32	7,700,000	8,652,445
Series 242
5.00%, due 12/1/35	5,000,000	5,636,641
Series 231
5.50%, due 8/1/40	9,205,000	10,190,578
Series 231
5.50%, due 8/1/42	2,750,000	3,001,018
Series 231
5.50%, due 8/1/47	15,250,000	16,148,803
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,998,307
Series 239, Insured: SONYMA
2.60%, due 10/1/44	13,955,000	10,623,516
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 242, Insured: SONYMA
3.25%, due 10/1/47	4,250,000	3,408,867
Series 242, Insured: SONYMA
3.30%, due 10/1/47	3,925,000	3,158,814
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	4,900,000	4,901,542
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	5,209,242
2.125%, due 6/15/38	6,720,000	5,580,871

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	$ 15,000,000	$ 10,964,832
Series C-3, Insured: AG-CR
3.00%, due 5/15/51	16,010,000	11,787,422
Series C
5.25%, due 11/15/40	5,000,000	5,670,341
Series D-2
5.25%, due 5/15/47	22,750,000	23,990,974
Series D-2
5.50%, due 5/15/52	25,000,000	26,496,677
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 3/15/27	15,500,000	15,982,399
Series B
5.00%, due 11/15/37	2,850,000	2,929,831
Series A
5.00%, due 11/15/43	4,000,000	4,118,170
Series A
5.00%, due 5/15/48	4,500,000	4,676,927
Series A
5.00%, due 5/15/53	5,250,000	5,402,488
Series A
5.25%, due 5/15/52	4,340,000	4,516,299
Series A
5.25%, due 12/1/54	4,585,000	4,829,332
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
5.25%, due 5/15/64	11,000,000	11,460,937
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	5,997,867
Series A
5.00%, due 6/1/41	2,500,000	2,514,447
		1,055,514,511
North Carolina 0.7%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,982,011
2.00%, due 3/1/37	3,465,000	2,935,009
2.00%, due 3/1/38	3,535,000	2,922,469
2.125%, due 3/1/39	3,605,000	2,960,261
2.125%, due 3/1/40	3,680,000	2,918,351
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,564,867
3.00%, due 3/1/42	5,000,000	4,455,580

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	$ 4,000,000	$ 3,704,143
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,545,000	1,558,079
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	1,850,000	1,870,237
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	6,365,000	6,809,875
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	8,555,000	9,332,267
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	8,970,000	10,196,833
Series 59-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57	9,250,000	10,655,329
		67,865,311
North Dakota 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Project, Revenue Bonds
Series A
2.05%, due 7/1/36	2,400,000	2,031,420
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	3,425,000	3,394,849
North Dakota Housing Finance Agency, Home Mortgate Finance Program, Revenue Bonds
Series C
4.25%, due 7/1/40	5,030,000	5,154,316
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	1,500,000	1,628,827
		12,209,412
Ohio 1.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	31,105,000	21,998,797
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,486,413
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/37 (b)	4,800,000	5,324,019
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,850,424

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	$ 3,000,000	$ 2,907,161
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	224,047
5.00%, due 1/1/34	360,000	389,938
5.25%, due 1/1/36	495,000	540,817
5.25%, due 1/1/52	2,500,000	2,491,670
Ohio Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.25%, due 9/1/40	1,055,000	838,348
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	4,975,000	5,538,648
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	4,000,000	4,636,546
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,623,888
Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.375%, due 3/1/56	10,000,000	11,575,189
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	27,920,000	29,625,108
		94,051,013
Oklahoma 0.8%
City of Tulsa, Unlimited General Obligation
Series A
0.05%, due 11/1/40	7,670,000	4,281,831
Grand River Dam Authority, Revenue Bonds
Series A
5.00%, due 6/1/41	6,000,000	6,608,184
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,479,925
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	2,210,000	2,233,050
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/57	7,500,000	8,640,298
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	47,206,485
		71,449,773
Oregon 0.5%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	2,066,497

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/39	$ 2,015,000	$ 1,605,580
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	835,000	429,157
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	6,965,000	3,499,697
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,338,078
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,881,603
Series 29-A
5.00%, due 7/1/45	3,300,000	3,366,428
Series 29
5.50%, due 7/1/48	5,750,000	6,062,424
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,607,224
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	3,235,000	3,236,570
Tri-County Metropolitan Transportation District of Oregon, Payroll, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	10,905,000	9,002,625
		46,095,883
Pennsylvania 2.7%
Allegheny County Airport Authority, Revenue Bonds
Series A
4.00%, due 1/1/38 (b)	4,165,000	4,201,818
Allegheny County Higher Education Building Authority, Duquesne University of the Holy Spirit, Revenue Bonds
4.50%, due 3/1/50 (d)	10,000,000	9,592,455
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,200,780
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,645,305
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,712,382
City of Philadelphia, Airport, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	8,020,000	8,121,306

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	$ 15,500,000	$ 16,577,317
Series B, Insured: AG
5.50%, due 9/1/53	8,865,000	9,464,249
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.00%, due 6/1/34	3,000,000	3,140,210
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,360,913
Series A-2
4.00%, due 5/15/53	4,980,000	4,300,048
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (The), Revenue Bonds
5.75%, due 6/30/48 (b)	6,140,000	6,444,303
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AG
5.75%, due 12/31/62 (b)	25,000,000	26,166,037
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	11,200,000	11,160,611
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/42	4,000,000	3,920,337
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AG
5.00%, due 11/1/51	28,000,000	28,384,815
Series B-1, Insured: AG
5.25%, due 11/1/48	5,000,000	5,219,356
Series B-2
5.50%, due 11/1/54	7,000,000	7,314,950
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,936,457
Series 135-A
3.00%, due 10/1/51	4,185,000	4,165,123
Series 138-A
3.00%, due 10/1/52	5,500,000	5,400,646
Series 149-A
4.75%, due 10/1/40	14,500,000	15,252,892
Series A-141
5.75%, due 10/1/53	5,225,000	5,572,242
Series 145-A
6.00%, due 10/1/54	4,345,000	4,747,180
Series 147-A
6.25%, due 10/1/54	7,906,887	8,774,580
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	8,465,000	8,267,758

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	$ 3,500,000	$ 3,595,706
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,396,282
Series A
5.50%, due 12/1/46	11,250,000	11,404,007
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Project, Revenue Bonds
Series A
5.00%, due 7/1/46	3,815,000	4,022,510
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,323,612
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 6/1/31	10,000,000	10,173,241
		252,959,428
Puerto Rico 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series A
4.00%, due 7/1/42	16,600,000	15,799,341
Series A
5.00%, due 7/1/47	9,000,000	8,933,668
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (e)	34,665,000	32,993,020
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	2,345,000	2,332,606
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,123,016
Series TT, Insured: AG-CR
5.00%, due 7/1/27	500,000	500,110
Series SS, Insured: AG
5.00%, due 7/1/30	550,000	550,116
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,577,843
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,491,458
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,247,714
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	558,525
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	80,000	80,246
Series A, Insured: AG
5.00%, due 8/1/30	1,440,000	1,444,679

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	$ 27,000,000	$ 9,402,750
Series A-1
(zero coupon), due 7/1/51	2,193,000	558,341
Insured: BHAC-CR
(zero coupon), due 8/1/54	94,803	19,818
Series A-1
4.75%, due 7/1/53	14,784,000	14,282,728
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	17,442,000	17,358,477
		110,254,456
Rhode Island 0.2%
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AG
5.875%, due 6/15/26	355,000	355,889
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/50	3,250,000	3,270,155
Series A, Insured: AG
5.00%, due 7/1/55	3,250,000	3,256,211
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A, Insured: GNMA
4.25%, due 4/1/51	8,170,000	8,365,425
		15,247,680
South Carolina 1.3%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,193,759
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.352%, due 2/1/54	15,000,000	15,701,980
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/42	3,575,000	3,535,214
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	11,850,000	11,350,754
5.25%, due 2/1/53	8,180,000	8,463,625
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/29	367,000	385,363
Series A, Insured: AG-CR
5.00%, due 12/1/36	12,750,000	14,156,211
Series E, Insured: AG
5.00%, due 12/1/52	14,550,000	14,875,466

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series E, Insured: AG
5.50%, due 12/1/42	$ 9,125,000	$ 10,062,168
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series A
5.00%, due 12/1/41	3,000,000	3,300,562
Series B
5.00%, due 12/1/43	2,965,000	3,187,607
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	4,605,000	5,041,716
South Carolina Public Service Authority, Revenue Bonds
Series B
5.00%, due 12/1/45	2,000,000	2,107,944
Series B
5.25%, due 12/1/54	8,875,000	9,202,035
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	9,830,000	11,279,446
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,465,000	6,300,562
		124,144,412
South Dakota 0.2%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	5,170,000	5,120,643
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	3,925,000	4,431,737
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	3,495,000	3,916,947
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	4,980,000	5,719,090
		19,188,417
Tennessee 0.7%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,659,676
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,635,462
1.875%, due 4/1/39	4,120,000	3,200,161
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	3,148,588
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,323,390

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	$ 3,500,000	$ 3,256,629
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,211,065
Series B
5.50%, due 7/1/41 (b)	4,770,000	5,252,872
Series B
5.50%, due 7/1/52 (b)	3,500,000	3,662,539
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/42	10,000,000	10,979,863
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,375,906
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	4,995,000	5,433,523
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,953,354
		62,093,028
Texas 10.1%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., Revenue Bonds
Insured: PSF-GTD
4.50%, due 8/15/45	16,235,000	16,058,967
Austin Community College District, Limited General Obligation
5.25%, due 8/1/53	7,550,000	7,921,942
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,042,882
Boerne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 2/1/53 (a)	8,360,000	8,394,775
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/32	5,000,000	5,747,384
Series C
5.00%, due 8/15/33	7,500,000	8,713,114
Series C
5.00%, due 8/15/34	20,000,000	23,416,150
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,524,334
City of Austin, Electric Utility, Revenue Bonds
5.00%, due 11/15/38	4,000,000	4,636,640
5.00%, due 11/15/41	8,750,000	9,863,463

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Austin, Electric Utility, Revenue Bonds
5.00%, due 11/15/42	$ 9,400,000	$ 10,479,843
5.00%, due 11/15/43	8,750,000	9,645,695
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,771,387
1.875%, due 9/1/37	3,455,000	2,772,734
1.875%, due 9/1/39	3,585,000	2,721,697
City of Dallas, Limited General Obligation
Series A, Insured: AG
2.25%, due 2/15/40	5,035,000	3,980,048
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,151,853
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	125,000	126,130
Insured: BAM
4.00%, due 8/15/42	10,820,000	10,729,447
City of Fort Worth, Limited General Obligation
2.00%, due 3/1/35	5,480,000	4,741,430
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,934,312
2.00%, due 3/1/41	5,470,000	3,890,548
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,839,966
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,204,087
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/42	6,000,000	6,588,772
Series A, Insured: AG
5.25%, due 7/1/48	7,755,000	8,011,621
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AG-CR
4.00%, due 4/15/46	8,150,000	7,648,362
City of Missouri City, Limited General Obligation
2.125%, due 6/15/40	2,530,000	1,928,041
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
5.00%, due 2/1/44	4,500,000	4,752,226
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	5,000,000	5,427,144
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	7,208,472
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	11,512,081

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	$ 4,000,000	$ 3,613,549
Cottonwood Creek Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: BAM
2.50%, due 9/1/43	2,745,000	2,006,634
County of Bexar, Limited General Obligation
3.00%, due 6/15/41	4,375,000	3,875,078
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,696,093
Crowley Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/49	10,230,000	10,645,306
Dallas Fort Worth International Airport, Revenue Bonds
Series C
5.00%, due 11/1/29 (b)	11,500,000	12,433,064
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.75%, due 2/15/35	3,235,000	2,731,596
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,756,754
Insured: PSF-GTD
5.00%, due 8/15/48	18,125,000	18,827,607
El Paso County Hospital District, Limited General Obligation
Insured: AG
5.00%, due 8/15/40	3,750,000	4,109,652
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,679,415
Fort Bend County Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/43	4,000,000	3,363,407
Fort Bend County Municipal Utility District No. 131, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/45	3,540,000	2,380,715
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	540,000	416,412
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/38	1,575,000	1,370,654
Fort Bend County Municipal Utility District No. 194, Unlimited General Obligation
Series A, Insured: AG
2.75%, due 9/1/40	520,000	438,988
Fort Bend County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
2.375%, due 3/1/46	615,000	433,145

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend County Municipal Utility District No. 58, Unlimited General Obligation
Insured: BAM
2.125%, due 4/1/43	$ 1,425,000	$ 999,864
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,169,415
Harris County Hospital District, Limited General Obligation
5.50%, due 2/15/50	12,500,000	13,509,311
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/42	4,200,000	3,647,102
Harris County Municipal Utility District No. 165, Unlimited General Obligation
Insured: AG
2.25%, due 3/1/45	9,575,000	6,654,547
Harris County Municipal Utility District No. 166, Unlimited General Obligation
Insured: AG
2.75%, due 9/1/42	2,235,000	1,771,748
Harris County Municipal Utility District No. 399, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/50	1,550,000	975,241
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	8,000,000	8,244,850
Hays County Development District No. 1, Unlimited General Obligation
Insured: AG
2.60%, due 4/1/50	1,700,000	1,119,148
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/44	4,335,000	3,571,556
Insured: AG
5.50%, due 2/15/58	6,685,000	7,082,148
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,579,037
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.00%, due 11/1/40 (b)	7,210,000	7,220,391
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AG
5.00%, due 5/15/49	7,790,000	8,022,729
Insured: AG
5.50%, due 5/15/48	7,500,000	7,987,853
Insured: AG
5.50%, due 5/15/53	8,470,000	8,942,313
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Revenue Bonds
5.00%, due 5/15/50	6,660,000	6,841,401

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	$ 13,500,000	$ 13,163,307
Morningstar Ranch Municipal Utility District No. 1 of Parker County, Unlimited General Obligation
Insured: BAM
3.00%, due 9/1/44	565,000	441,860
North Hays County Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: AG
3.00%, due 8/15/41	395,000	328,215
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AG
4.375%, due 6/1/52	3,600,000	3,528,650
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,000,000	2,054,221
Series A
5.25%, due 1/1/38	6,700,000	7,510,917
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,236,367
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	6,382,006
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	10,475,000	10,552,201
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	845,855
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,159,205
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/44 (b)	7,930,000	7,157,574
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,296,113
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	8,949,861
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.25%, due 5/15/52	10,890,000	11,512,352
Series B
5.25%, due 5/15/52	29,110,000	30,558,228
San Leon Municipal Utility District, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/44	4,150,000	3,384,201

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Sienna Municipal Utility District No. 5, Unlimited General Obligation
Insured: BAM
3.00%, due 11/1/43	$ 420,000	$ 334,147
Sienna Parks & Levee Improvement District of Fort Bend County, Unlimited General Obligation
Insured: AG
2.25%, due 9/1/45	6,565,000	4,492,001
Insured: BAM
3.75%, due 9/1/48	3,680,000	3,171,444
State of Texas, College Student Loan, Unlimited General Obligation
Series B
4.00%, due 8/1/26 (b)	10,000,000	10,013,043
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Revenue Bonds
4.125%, due 12/1/54	8,750,000	7,931,227
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,265,000	5,100,716
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series A
5.00%, due 11/15/49	9,475,000	9,798,695
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series D
5.00%, due 11/15/51	4,600,000	4,706,939
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,802,771
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52	5,000,000	5,374,125
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,290,000	2,295,102
Series A, Insured: GNMA
3.50%, due 7/1/52	10,120,000	10,144,452
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,886,138
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,107,932
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,350,589
Series A, Insured: GNMA
5.50%, due 9/1/52	16,455,000	17,676,902
Series A, Insured: GNMA
5.75%, due 1/1/56	4,950,000	5,504,083
Series B, Insured: GNMA
6.00%, due 3/1/53	9,920,000	10,926,553
Series D-2, Insured: GNMA
6.25%, due 1/1/56	7,750,000	8,819,733

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	$ 15,000	$ 15,211
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.32%, due 9/15/27	20,195,000	20,233,855
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/26	4,925,000	5,017,172
5.00%, due 12/15/28	3,000,000	3,158,325
5.00%, due 12/15/32	10,075,000	10,979,546
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (a)	23,645,000	25,252,744
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	34,450,000	37,297,716
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	860,000	887,066
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,347,714
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,922,087
5.00%, due 6/30/34	2,500,000	2,663,516
5.00%, due 12/31/34	3,125,000	3,326,010
5.125%, due 6/30/35	2,500,000	2,664,131
5.125%, due 12/31/35	3,750,000	3,990,101
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	14,875,000	15,351,262
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AG
5.50%, due 8/1/42	4,250,000	4,666,054
Texas Transportation Finance Corp., TELA Supported, Revenue Bonds
Series A
5.50%, due 10/1/55	11,545,000	12,507,753
Texas Water Development Board, State Water Implementation, Revenue Bonds
2.50%, due 10/15/39	3,000,000	2,570,753
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,740,468
Series A
4.75%, due 10/15/43	17,490,000	18,467,070
5.00%, due 10/15/47	4,385,000	4,571,994
Series A
5.25%, due 10/15/51	22,000,000	23,241,288

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Valley Ranch Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.125%, due 9/1/42	$ 1,000,000	$ 714,122
Verandah Municipal Utility District, Unlimited General Obligation
Insured: BAM
4.375%, due 9/1/50	4,100,000	3,892,437
Waller Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	4,250,000	3,817,701
Insured: PSF-GTD
3.00%, due 2/15/41	7,000,000	6,161,398
Washington County Junior College District, Revenue Bonds
Insured: BAM
3.25%, due 10/1/41	1,105,000	969,161
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,159,274
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.50%, due 12/15/46	4,500,000	3,834,672
Wylie Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 8/15/44	20,000,000	16,448,352
Insured: PSF-GTD
5.00%, due 2/15/49	5,000,000	5,151,223
Wylie Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/54	35,855,000	37,675,918
		943,696,089
U.S. Virgin Islands 0.8%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,177,434
Series A
5.00%, due 10/1/30	11,805,000	12,413,402
Series A
5.00%, due 10/1/32	11,805,000	12,581,699
Series A
5.00%, due 10/1/39	35,670,000	37,435,055
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/39	7,575,000	7,599,376
		75,206,966

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 2.3%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	$ 5,750,000	$ 5,709,790
Series A
5.00%, due 7/1/30	3,250,000	3,549,569
Series A
5.00%, due 7/1/32	3,750,000	4,138,983
Series A
5.00%, due 7/1/33	3,000,000	3,077,841
Series A
5.00%, due 7/1/43	5,000,000	5,084,708
Series A
5.00%, due 7/1/47	21,900,000	21,944,748
Series A
5.25%, due 7/1/48	7,250,000	7,499,077
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,626,188
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,524,858
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,675,035
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50	17,280,000	18,692,645
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	5,000,000	5,599,264
Series A
5.00%, due 7/1/39	50,000	56,057
Series A
5.00%, due 7/1/42	4,265,000	4,634,227
Series A
5.00%, due 7/1/43	4,450,000	4,730,436
Series A
5.00%, due 7/1/43	900,000	978,637
Series A
5.25%, due 7/1/43	17,180,000	18,744,888
Series A
5.25%, due 7/1/44	20,950,000	22,642,858
Series A
5.25%, due 7/1/45	13,020,000	13,956,250
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	1,092,830

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	$ 9,605,000	$ 10,097,429
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,589,635
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	442,376	445,740
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	394,679	397,599
Series A, Insured: GNMA
4.50%, due 1/21/49	963,777	966,594
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	925,127	928,634
Series G-2, Insured: GNMA
5.00%, due 7/21/52	11,312,934	11,720,221
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	18,206,890	18,440,120
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	3,876,295	4,083,898
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	5,157,176
Utah Housing Corp., Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,000,000	5,801,265
		213,587,200
Virginia 0.6%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	8,775,000	7,297,108
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,720,000	4,430,516
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,995,973
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,212,513
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,554,480
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,629,512	6,736,232

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	$ 8,595,000	$ 6,658,820
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	4,000,000	4,000,000
Virginia Port Authority, Commonwealth Port, Revenue Bonds
Series A
5.25%, due 7/1/48	3,900,000	4,149,063
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,858,418
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,253,079
		57,146,202
Washington 1.4%
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,374,404
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,675,347
Fircrest Properties, State of Washington Department of Social & Health Services, Revenue Bonds
5.50%, due 6/1/49	13,570,000	14,580,774
Port of Seattle, Revenue Bonds (b)
Series A
5.00%, due 5/1/30	4,000,000	4,108,048
5.00%, due 4/1/44	5,580,000	5,685,274
Series B
5.50%, due 8/1/47	6,025,000	6,345,373
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	5,000,000	5,477,261
Series C
5.00%, due 8/1/38	8,965,000	9,618,698
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/35	4,000,000	4,546,977
Series A
5.00%, due 8/1/38	10,565,000	11,940,879
Series A
5.00%, due 8/1/41	11,700,000	12,953,753
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/43	4,250,000	4,688,179
Series A
5.00%, due 8/1/47	8,680,000	9,165,251

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.50%, due 9/1/55	$ 5,500,000	$ 5,823,068
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
2.00%, due 6/1/33	1,340,000	1,187,705
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	2,770,000	2,747,610
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	1,955,000	1,972,821
Series 2
4.084%, due 3/1/50 (a)	5,545,515	5,466,545
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,280,132
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	75,000	75,692
		126,713,791
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	14,825,000	14,889,708
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.50%, due 9/1/48	8,600,000	9,160,947
		24,050,655
Wisconsin 1.3%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series M-051, Class A
2.65%, due 6/15/35 (e)	2,575,000	2,186,574
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,202,419	42,301,700
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	4,041,272
2.00%, due 3/1/39	5,200,000	5,163,978
2.00%, due 3/1/40	3,245,000	3,222,521
2.00%, due 3/1/41	4,540,000	4,508,550
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 12/31/65	7,325,000	7,580,575
6.50%, due 12/31/65	9,350,000	10,329,919
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,779,655
Series A
3.40%, due 4/1/35	2,595,000	2,607,445

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
River Falls School District, Unlimited General Obligation
Series A
3.45%, due 4/1/36	$ 3,130,000	$ 3,142,747
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	6,500,000	4,834,102
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	5,170,000	5,171,916
Wisconsin Center District, Revenue Bonds, Senior Lien
Series C, Insured: AG
(zero coupon), due 12/15/45	10,000,000	3,972,113
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	9,950,000	9,636,128
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,560,778
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,673,614
		121,713,587
Wyoming 0.1%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	6,115,000	5,940,984
Wyoming Community Development Authority, Revenue Bonds
Series 1
6.00%, due 12/1/54	3,320,000	3,637,111
		9,578,095
Total Long-Term Municipal Bonds (Cost $8,719,909,021)		8,967,460,807
Short-Term Municipal Notes 2.9%
California 0.1%
Irvine Ranch Water District, Special Assessment
Series B
2.70%, due 10/1/41 (f)	6,830,000	6,830,000
Colorado 0.5%
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series E
3.05%, due 5/15/62 (f)	45,000,000	45,000,000
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
2.85%, due 7/1/42 (f)	20,000,000	20,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Florida 0.2%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
3.25%, due 11/15/54 (f)	$ 17,500,000	$ 17,500,000
Illinois 0.3%
Illinois Finance Authority, Northshore-Edward-Elmhurst Health Credit Group, Revenue Bonds
Series F
3.05%, due 8/15/57 (f)	26,805,000	26,805,000
New Hampshire 0.3%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.25%, due 11/1/64 (f)	25,000,000	25,000,000
New York 0.0% ‡
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.20%, due 11/15/50 (f)	5,000,000	5,000,000
North Carolina 0.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health, Revenue Bonds
Series E
3.20%, due 1/15/42 (f)	36,560,000	36,560,000
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series C
3.20%, due 6/1/55 (f)	30,000,000	30,000,000
		66,560,000
Pennsylvania 0.1%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-1
3.20%, due 11/1/61 (f)	7,000,000	7,000,000
Texas 0.3%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.20%, due 12/1/60 (f)	16,000,000	16,000,000
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.20%, due 5/1/54 (f)	9,150,000	9,150,000
		25,150,000
Utah 0.0% ‡
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series C
2.30%, due 5/15/51 (f)	3,900,000	3,900,000

	Principal Amount	Value
Short-Term Municipal Notes
Wisconsin 0.2%
BlackRock Municipal 2030 Target Term Trust
Series W-7
2.43%, due 12/31/30 (b)(e)(f)	$ 19,100,000	$ 19,100,000
Total Short-Term Municipal Notes (Cost $267,845,000)		267,845,000
Total Municipal Bonds (Cost $8,987,754,021)		9,235,305,807

	Shares
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (g)	71,678,623	71,678,623
Total Short-Term Investment (Cost $71,678,623)		71,678,623
Total Investments (Cost $9,059,432,644)	99.9%	9,306,984,430
Other Assets, Less Liabilities	0.1	10,134,458
Net Assets	100.0%	$ 9,317,118,888

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,967,460,807	$ —	$ 8,967,460,807
Short-Term Municipal Notes	—	267,845,000	—	267,845,000
Total Municipal Bonds	—	9,235,305,807	—	9,235,305,807
Short-Term Investment
Unaffiliated Investment Company	71,678,623	—	—	71,678,623
Total Investments in Securities	$ 71,678,623	$ 9,235,305,807	$ —	$ 9,306,984,430

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.2%
Corporate Bonds 8.8%
Commercial Services 3.0%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 921,643
Series 2021
2.067%, due 4/1/31	2,616,000	2,284,115
Cornell University
Series 2025
4.733%, due 6/15/35	7,500,000	7,508,981
Johns Hopkins University
Series A
1.972%, due 7/1/30	2,270,000	2,067,384
President and Fellows of Harvard College
4.887%, due 3/15/30	4,500,000	4,648,772
5.259%, due 3/15/36	5,000,000	5,236,684
5.625%, due 10/1/38	1,205,000	1,267,761
Puerto Rico Tollroads LLC
Series 2025
3.80% (N/A), due 7/1/35	23,000,000	23,000,000
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	10,000,000	3,761,492
(zero coupon), due 2/15/41	10,000,000	3,033,176
Trustees of Princeton University (The)
4.647%, due 7/1/30	4,975,000	5,091,993
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,346,585
		62,168,586
Healthcare-Services 5.1%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	1,590,000	1,589,771
Ascension Health
Series 2025
4.294%, due 11/15/30	4,000,000	4,001,757
Series 2025
4.923%, due 11/15/35	4,000,000	4,003,019
CommonSpirit Health
4.825%, due 9/1/35	33,500,000	32,913,692
Lifespan Corp.
4.65%, due 5/15/31	4,000,000	4,016,028
Series 2025
5.05%, due 2/15/30	9,195,000	9,323,682
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	9,000,000	9,187,026
Orlando Health Obligated Group
5.475%, due 10/1/35	2,725,000	2,846,076

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
PeaceHealth Obligated Group
4.855%, due 11/15/32	$ 5,500,000	$ 5,541,084
Sutter Health
Series 2025
5.213%, due 8/15/32	6,750,000	6,990,555
Series 2025
5.537%, due 8/15/35	5,500,000	5,730,323
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	6,624,000	6,726,778
UC Health LLC
Series 2025
5.858%, due 8/1/35	12,500,000	12,993,032
		105,862,823
Real Estate 0.7%
Fort Carson Family Housing LLC
5.677%, due 12/15/45	13,365,000	13,568,803
Total Corporate Bonds (Cost $180,583,365)		181,600,212
Municipal Bonds 88.4%
Alabama 0.9%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.856%, due 9/1/29	305,000	285,171
Series B
2.156%, due 9/1/32	945,000	828,173
Series B
2.156%, due 9/1/32	3,055,000	2,699,011
Series B
2.256%, due 9/1/33	5,000	4,307
Black Belt Energy Gas District Revenue Bonds
Series B
5.00%, due 12/1/34	4,000,000	4,351,668
Black Belt Energy Gas District, Gas Project Revenue Bonds
Series B
5.00%, due 10/1/35	6,580,000	6,866,579
Series D
5.00%, due 12/1/55 (b)	3,500,000	3,756,053
		18,790,962

	Principal Amount	Value
Municipal Bonds
Arizona 0.2%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	$ 1,525,000	$ 1,563,606
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,078,366
3.90%, due 10/1/34	1,900,000	1,685,086
		4,327,058
Arkansas 0.6%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,470,309
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,559,627
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,173,759
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,063,919
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,183,540
Rogers School District No. 30 Limited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/29	1,000,000	1,033,279
		11,484,433
California 15.0%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	5,590,000	4,319,536
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,948,201
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	17,000,000	11,823,918
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	5,000,000	5,280,178
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AG
2.971%, due 7/1/33	2,800,000	2,521,510

	Principal Amount	Value
Municipal Bonds
California
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	$ 1,500,000	$ 1,256,547
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AG
5.15%, due 7/1/31	1,000,000	1,051,929
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	7,545,000	7,966,850
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,348,248
California Housing Finance Agency Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 2/1/56	30,000	31,794
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,603,908
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes Project (The) Revenue Bonds
4.00%, due 10/1/39	3,500,000	2,865,185
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	5,000,000	5,038,842
California Municipal Finance Authority, Channing House Project Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.43%, due 5/15/36	425,000	426,922
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	7,750,000	8,021,012
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,145,423
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	871,985
Series B
4.90%, due 11/1/34	3,750,000	3,870,895

	Principal Amount	Value
Municipal Bonds
California
California State University Revenue Bonds
Series B
4.282%, due 11/1/29	$ 495,000	$ 503,145
Series B
4.412%, due 11/1/30	665,000	678,697
Series B
4.555%, due 11/1/31	845,000	865,957
Series B
4.705%, due 11/1/32	500,000	514,925
Series B
5.028%, due 11/1/35	2,025,000	2,108,951
Series B
5.128%, due 11/1/36	1,105,000	1,151,304
Series B
5.208%, due 11/1/37	1,075,000	1,118,906
Series B
5.278%, due 11/1/38	2,025,000	2,103,151
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AG
2.148%, due 11/15/30	1,480,000	1,434,149
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	2,077,657
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,139,646
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AG
3.258%, due 5/15/30	8,160,000	7,917,540
Series A, Insured: AG
3.408%, due 5/15/32	5,410,000	5,150,743
City of Los Angeles Unlimited General Obligation
Series A
3.55%, due 9/1/31	1,185,000	1,166,133
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	2,040,000	2,146,208
Series B
5.341%, due 6/1/35	3,615,000	3,808,126
Series B
5.441%, due 6/1/36	3,925,000	4,136,074

	Principal Amount	Value
Municipal Bonds
California
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.541%, due 6/1/37	$ 4,000,000	$ 4,216,727
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	6,895,000	7,384,599
City of Los Angeles, Department of Airports Revenue Bonds
Series C
6.582%, due 5/15/39	1,990,000	2,141,858
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,063,938
Series A-2
5.60%, due 7/15/32	2,580,000	2,755,894
Series A-2
5.75%, due 7/15/34	4,205,000	4,508,532
Series A-2
5.85%, due 7/15/35	4,430,000	4,741,348
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,352,198
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	3,050,000	2,998,890
Cupertino Union School District Unlimited General Obligation
2.594%, due 8/1/38	3,000,000	2,384,515
2.65%, due 8/1/31	1,000,000	926,850
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	956,066
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,397,144
Long Beach Community College District Unlimited General Obligation
Series H
2.587%, due 8/1/31	4,870,000	4,503,353
Los Angeles Community College District Unlimited General Obligation
2.106%, due 8/1/32	2,450,000	2,172,629

	Principal Amount	Value
Municipal Bonds
California
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	$ 6,000,000	$ 6,522,181
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	4,025,000	4,759,721
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series D
6.574%, due 7/1/45	9,060,000	9,813,450
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	3,175,000	3,279,791
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	2,098,796
Northern California Power Agency Revenue Bonds
Series B
7.311%, due 6/1/40	2,060,000	2,284,691
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,381,804
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,296,003	2,121,643
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	3,144,593
Series B
3.316%, due 8/1/41	3,000,000	2,535,460
Series A-2
5.75%, due 8/1/31	1,230,000	1,333,263
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,485,226
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	893,174

	Principal Amount	Value
Municipal Bonds
California
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.571%, due 1/15/30	$ 1,250,000	$ 1,188,571
San Jose Evergreen Community College District, Election of 2016 Unlimited General Obligation
Series B-1
2.61%, due 9/1/36	3,000,000	2,510,127
San Jose Evergreen Community College District Unlimited General Obligation
Series B
4.928%, due 7/1/43	4,905,000	4,900,608
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,419,942
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,640,128
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,270,236
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,714,072
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AG
5.93%, due 7/1/32	1,540,000	1,606,380
Series A, Insured: AG
6.03%, due 7/1/32	6,050,000	6,331,041
State of California Unlimited General Obligation
5.10%, due 9/1/35	3,500,000	3,639,278
7.55%, due 4/1/39	16,310,000	19,630,395
7.60%, due 11/1/40	40,750,000	49,521,837
State of California, Various Purpose Unlimited General Obligation
5.875%, due 10/1/41	4,000,000	4,163,061
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,952,688
Series BE
2.132%, due 12/1/33	7,500,000	6,400,304

	Principal Amount	Value
Municipal Bonds
California
University of California Revenue Bonds
Series J
4.131%, due 5/15/45	$ 1,000,000	$ 907,789
Series BU
4.932%, due 5/15/34	2,000,000	2,071,888
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	3,000,000	2,289,401
		310,730,275
Colorado 1.7%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,420,499
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	5,150,000	5,412,645
Series O-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	1,000,000	1,050,219
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	10,145,000	10,797,761
Series H-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	4,970,000	5,281,183
Series G-1, Class I, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	2,985,000	3,211,685
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AG
3.344%, due 12/1/32	1,850,000	1,732,754
Regional Transportation District, Fastracks Project Revenue Bonds
Series A
2.337%, due 11/1/36	1,000,000	800,229
		35,706,975
Connecticut 2.5%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	8,440,000	8,616,587
Series E-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 11/15/55	6,000,000	6,306,118
Series A-2, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/15/56 (c)	3,000,000	3,164,969

	Principal Amount	Value
Municipal Bonds
Connecticut
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	$ 3,805,000	$ 3,612,603
Series A
4.06%, due 6/15/30	4,600,000	4,623,611
Series A
4.628%, due 5/15/32	5,060,000	5,182,511
Series A
4.657%, due 5/15/30	7,000,000	7,201,744
Series A
4.846%, due 5/1/33	1,800,000	1,860,618
Series A
4.89%, due 3/15/32	3,000,000	3,116,392
Series A
5.049%, due 3/15/33	4,200,000	4,394,764
Series A
5.099%, due 3/15/34	4,150,000	4,348,288
		52,428,205
District of Columbia 1.7%
District of Columbia Revenue Bonds
Series B
5.153%, due 5/1/31	10,000,000	10,555,565
Series B
5.203%, due 5/1/32	8,800,000	9,329,648
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,500,000	1,600,791
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,408,396
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	5,550,000	5,736,353
		35,630,753
Florida 2.9%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AG
5.60%, due 9/1/42	1,000,000	1,029,262

	Principal Amount	Value
Municipal Bonds
Florida
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	$ 1,605,000	$ 1,360,698
Central Florida Tourism Oversight District Utility Revenue Bonds
Series 2
4.997%, due 10/1/38	3,645,000	3,617,114
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,679,903
2.543%, due 10/1/35	2,395,000	2,012,466
County of Broward, Airport System Revenue Bonds
Series C
2.914%, due 10/1/32	9,255,000	8,480,291
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AG
2.012%, due 10/1/31	6,940,000	6,138,020
Series A-3, Insured: AG
2.162%, due 10/1/32	4,000,000	3,474,745
Series A-3, Insured: AG
2.312%, due 10/1/33	3,000,000	2,565,313
Series A-3, Insured: AG
2.712%, due 10/1/37	1,000,000	803,228
5.499%, due 11/1/29	1,150,000	1,205,883
5.653%, due 11/1/32	3,545,000	3,786,380
County of Miami-Dade, Aviation Revenue Bonds
Series B
3.406%, due 10/1/32	1,500,000	1,413,373
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,190,000	2,275,668
Florida Housing Finance Corp. Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/57	2,750,000	2,919,216
Sumter Landing Community Development District Revenue Bonds
4.172%, due 10/1/47	4,845,000	4,421,519
Insured: AG
4.884%, due 10/1/30	1,700,000	1,755,267
Insured: AG
4.981%, due 10/1/31	1,500,000	1,555,025

	Principal Amount	Value
Municipal Bonds
Florida
Sumter Landing Community Development District Revenue Bonds
Insured: AG
5.031%, due 10/1/32	$ 1,250,000	$ 1,297,161
Insured: AG
5.118%, due 10/1/33	1,500,000	1,560,992
Insured: AG
5.168%, due 10/1/34	1,750,000	1,822,138
Insured: AG
5.188%, due 10/1/35	1,500,000	1,558,671
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,953,492
		60,685,825
Georgia 3.6%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,722,503
City of Atlanta, Airport Customer Facility Charge Revenue Bonds
Series A
4.776%, due 7/1/33	1,300,000	1,325,874
Series A
4.976%, due 7/1/35	1,000,000	1,024,108
Series A
5.076%, due 7/1/36	1,120,000	1,147,543
Series A
5.196%, due 7/1/37	2,170,000	2,227,767
Georgia Higher Education Facilities Authority, USG Real Estate Foundation XIV LLC Project Revenue Bonds
Series A, Insured: BAM
4.525%, due 1/1/31	2,000,000	2,037,252
Series A
4.763%, due 1/1/33	1,700,000	1,732,776
Series A, Insured: BAM
5.093%, due 1/1/37	5,850,000	5,945,147
Series A, Insured: BAM
5.173%, due 1/1/38	1,600,000	1,626,916
Series A
5.223%, due 1/1/39	3,365,000	3,414,131
Main Street Energy, Inc., Energy Project Revenue Bonds
Series D
5.00%, due 12/1/33	26,000,000	28,080,083

	Principal Amount	Value
Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	$ 1,370,000	$ 1,426,957
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AG-CR AMBAC
5.95%, due 1/1/35	2,730,000	2,905,320
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	11,595,000	12,090,512
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	912,730
State of Georgia Unlimited General Obligation
Series B
1.85%, due 8/1/38	2,000,000	1,460,791
		74,080,410
Guam 0.0% ‡
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	1,003,636
Hawaii 1.5%
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,906,243
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,981,738
Series GC
1.868%, due 10/1/31	6,000,000	5,333,472
Series GJ
2.042%, due 8/1/31	4,255,000	3,835,334
Series FZ
2.245%, due 8/1/38	3,475,000	2,660,945
Series GD
2.642%, due 10/1/36	1,200,000	1,002,642
Series GD
2.80%, due 10/1/38	2,000,000	1,628,803

	Principal Amount	Value
Municipal Bonds
Hawaii
State of Hawaii Unlimited General Obligation
Series GD
2.83%, due 10/1/39	$ 2,650,000	$ 2,116,035
Series GM
4.821%, due 10/1/32	2,000,000	2,081,909
Series GN
4.936%, due 10/1/37	5,000,000	5,099,716
		30,646,837
Idaho 2.0%
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.128%, due 1/1/35	1,235,000	1,249,506
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	11,680,000	12,196,824
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	4,980,000	5,265,513
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	13,480,000	14,409,089
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	7,210,000	7,617,798
		40,738,730
Illinois 6.0%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,089,272
Chicago Transit Authority Revenue Bonds
Series B, Insured: BAM
3.402%, due 12/1/32	4,610,000	4,345,669
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	2,006,952
City of Chicago, Wastewater Transmission Revenue Bonds, Second Lien
Series B, Insured: BAM
6.90%, due 1/1/40	5,500,000	6,103,496
City of Chicago Unlimited General Obligation
Series B, Insured: AG-CR
7.375%, due 1/1/33	2,868,000	3,201,725

	Principal Amount	Value
Municipal Bonds
Illinois
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	$ 490,000	$ 504,974
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	2,250,000	2,205,249
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	2,450,000	2,492,800
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	2,315,000	2,358,925
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	2,295,000	2,336,216
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	2,395,000	2,512,836
Series H, Insured: GNMA / FNMA / FHLMC
6.25%, due 4/1/56	2,500,000	2,643,261
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/56	3,410,000	3,620,962
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	12,380,000	13,247,838
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	8,043,796
Series B
4.847%, due 1/1/31	5,450,000	5,611,550
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	850,000	840,478
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,110,190
State of Illinois Revenue Bonds
4.62%, due 6/15/38	21,770,669	21,474,309
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,199,767
Insured: AG-CR
5.65%, due 12/1/38	6,453,055	6,724,928

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois Unlimited General Obligation
Series 1
6.63%, due 2/1/35	$ 4,615,385	$ 4,850,003
Series 3
6.725%, due 4/1/35	11,526,923	12,164,896
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	4,942,857	5,352,824
		125,042,916
Indiana 0.7%
Indiana Finance Authority, Deaconess Health System Revenue Bonds
Series A
2.876%, due 3/1/38	2,000,000	1,638,744
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,385,000	5,644,207
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AG
4.991%, due 2/1/31	1,085,000	1,131,571
Series B, Insured: AG
5.033%, due 2/1/32	1,135,000	1,184,004
Series B, Insured: AG
5.083%, due 2/1/33	1,000,000	1,043,678
State of Indiana Finance Authority Revenue Bonds
Series A
3.624%, due 7/1/36	5,000,000	4,670,846
		15,313,050
Iowa 1.1%
Iowa Finance Authority Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,250,000	3,428,828
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	3,200,000	3,207,728
Series A
5.426%, due 12/1/35	1,730,000	1,751,254

	Principal Amount	Value
Municipal Bonds
Iowa
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.908%, due 12/1/45	$ 15,150,000	$ 15,413,665
		23,801,475
Kentucky 1.0%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
5.945%, due 6/1/33	4,750,000	5,098,118
Series A-2
5.995%, due 6/1/34	5,000,000	5,387,173
Series A-2
6.045%, due 6/1/35	3,000,000	3,243,212
Series A-2
6.195%, due 6/1/40	4,000,000	4,165,404
Kentucky Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,050,000	2,185,108
		20,079,015
Louisiana 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,524,825	4,593,905
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,250,722
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,315,724
Tulane University Revenue Bonds
Series C, Insured: NATL-RE
4.413%, due 2/15/36	10,000,000	9,530,171
		18,690,522
Maryland 2.0%
City of Baltimore Unlimited General Obligation
Series B
2.00%, due 10/15/34	1,145,000	944,796

	Principal Amount	Value
Municipal Bonds
Maryland
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	$ 3,000,000	$ 2,637,188
Maryland Department of Housing & Community Development Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 9/1/55	5,500,000	5,656,227
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue Revenue Bonds
Series D
3.052%, due 7/1/40	9,020,000	7,114,130
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,376,339
Maryland Stadium Authority, Pimlico Improvements Project Revenue Bonds
4.347%, due 6/15/31	2,915,000	2,924,820
4.447%, due 6/15/32	2,915,000	2,921,549
4.754%, due 6/15/36	3,190,000	3,187,079
4.884%, due 6/15/37	6,220,000	6,234,631
4.984%, due 6/15/38	3,325,000	3,332,065
5.034%, due 6/15/39	2,190,000	2,191,203
5.054%, due 6/15/40	2,580,000	2,575,146
		41,095,173
Massachusetts 6.5%
Commonwealth of Massachusetts Limited General Obligation
Series C
1.929%, due 7/1/34	1,700,000	1,400,772
Series C
2.029%, due 7/1/35	2,000,000	1,621,911
Series D
2.663%, due 9/1/39	17,301,479	14,648,081
Series D
4.50%, due 8/1/31	1,500,000	1,486,853
Series E
5.50%, due 10/1/29	9,000,000	9,500,159
Series E
5.50%, due 10/1/31	5,050,000	5,392,140
Commonwealth of Massachusetts Unlimited General Obligation
Series D
5.00%, due 6/1/37	1,500,000	1,540,098

	Principal Amount	Value
Municipal Bonds
Massachusetts
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	$ 11,225,000	$ 11,219,184
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	5,000,000	4,982,465
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	7,100,283
Massachusetts Development Finance Agency, Tufts Medicine, Inc. Revenue Bonds
Series G, Insured: AG-CR
6.625%, due 10/1/30	8,650,000	9,242,359
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	11,595,000	11,828,453
Series A
6.166%, due 7/1/50	31,500,000	32,287,629
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	5,000,000	5,254,947
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,439,292
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	1,515,000	1,442,778
Series C
2.39%, due 8/1/33	6,275,000	5,518,907
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,330,000	2,083,089
Series 2
3.646%, due 11/1/34	2,495,000	2,348,530
University of Massachusetts Building Authority Revenue Bonds
Series 2
5.45%, due 11/1/40	4,260,000	4,343,602
		134,681,532

	Principal Amount	Value
Municipal Bonds
Michigan 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue Bonds, Second Lien
Series B, Insured: AG
2.615%, due 7/1/36	$ 1,000,000	$ 847,223
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	849,850
		1,697,073
Minnesota 1.0%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
1.58%, due 2/1/51	4,879,236	3,711,805
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	1,995,000	2,014,705
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	5,460,000	5,722,400
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	2,950,000	3,104,722
University of Minnesota, University Supported Biomedical Science Research Facilities Funding Program Revenue Bonds
Series C
4.563%, due 8/1/36	7,020,000	7,025,985
		21,579,617
Mississippi 1.0%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,959,797
Series B
1.699%, due 6/1/29	2,935,000	2,761,705
Series B
1.849%, due 6/1/30	2,135,000	1,977,804
Series E
2.387%, due 10/1/34	5,000,000	4,338,811
Series F
5.245%, due 11/1/34	4,075,000	4,181,272
		21,219,389
Missouri 0.5%
Health & Educational Facilities Authority of the State of Missouri, Washington University (The) Revenue Bonds
Series A
3.535%, due 2/15/33	5,500,000	5,234,900

	Principal Amount	Value
Municipal Bonds
Missouri
Missouri Housing Development Commission, First Place Homeownership Loan Program Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	$ 4,000,000	$ 4,190,117
		9,425,017
Nebraska 0.1%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,693,645
Nevada 0.4%
County of Clark Limited General Obligation
Series A
2.75%, due 11/1/38	5,000,000	4,044,604
Nevada Housing Division Revenue Bonds, Senior Lien
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/54	4,105,000	4,294,928
		8,339,532
New Hampshire 1.5%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	22,200,000	23,431,299
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,865,000	3,888,821
Series A
5.34%, due 11/1/44	4,180,000	3,916,659
		31,236,779
New Jersey 0.7%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,471,944
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,281,056

	Principal Amount	Value
Municipal Bonds
New Jersey
North Hudson Sewerage Authority Revenue Bonds, Senior Lien
Insured: AG
3.258%, due 6/1/32	$ 745,000	$ 704,011
North Hudson Sewerage Authority Senior Lien
Insured: AG
3.258%, due 6/1/34	255,000	250,760
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,657,867
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,762,351
		14,127,989
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	990,000	1,047,277
New York 12.9%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AG-CR
6.00%, due 10/1/30	1,855,000	1,948,636
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,147,060
Series D
1.723%, due 8/1/29	230,000	213,513
Series D
1.723%, due 8/1/29	1,070,000	991,835
Series D-2
1.75%, due 3/1/30	2,450,000	2,239,932
Series D-3
1.97%, due 3/1/31	1,000,000	899,509
Series D-3
2.22%, due 3/1/35	6,000,000	4,919,934
Series E-1
4.636%, due 10/1/34	5,000,000	4,999,993
Series E-1
5.106%, due 10/1/39	20,500,000	20,499,104
Series C-1
5.517%, due 10/1/37	4,220,000	4,298,127

	Principal Amount	Value
Municipal Bonds
New York
City of New York Unlimited General Obligation
Series H
5.75%, due 2/1/38	$ 4,500,000	$ 4,761,117
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,814,629
Dutchess County Local Development Corp., Bard College Revenue Bonds
Series B
5.918%, due 7/1/39	16,665,000	16,711,267
Empire State Development Corp. Revenue Bonds
Series E-1
5.77%, due 3/15/39	3,000,000	3,083,014
Metropolitan Transportation Authority Revenue Bonds
Series A
6.668%, due 11/15/39	8,085,000	8,761,334
Series C
7.336%, due 11/15/39	6,105,000	7,146,205
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class A
5.458%, due 12/15/31	18,825,000	19,261,503
Class B
6.033%, due 12/15/31	8,500,000	8,744,393
Class B
6.033%, due 12/15/31	4,400,000	4,526,509
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	7,500,000	6,643,801
Series B-3
3.00%, due 11/1/33	9,180,000	8,296,707
Series C-3
3.35%, due 11/1/30	4,000,000	3,869,776
Series G-2
4.91%, due 5/1/32	5,000,000	5,162,472
Series G-3
5.01%, due 5/1/34	2,500,000	2,580,850
Series G-3
5.06%, due 5/1/35	3,250,000	3,344,488
Series D-3
5.65%, due 11/1/35	6,000,000	6,333,971

	Principal Amount	Value
Municipal Bonds
New York
New York City Transitional Finance Authority Revenue Bonds
Series F-2
4.66%, due 2/1/36	$ 5,000,000	$ 4,984,092
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	8,280,000	8,897,795
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	6,430,000	6,102,642
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group Revenue Bonds
Series B, Insured: AG
4.84%, due 7/1/32	10,000,000	10,207,782
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	23,100,000	24,007,183
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	6,264,657	6,361,175
New York State Energy Research & Development Authority Revenue Bonds
Series A
5.997%, due 4/1/30	2,500,000	2,535,082
Series A
6.199%, due 4/1/31	1,500,000	1,526,945
Series A
6.249%, due 4/1/32	1,000,000	1,019,932
Series A
6.456%, due 4/1/33	865,000	883,696
Series A
6.506%, due 4/1/34	500,000	511,509
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	995,682
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,918,894
State of New York Unlimited General Obligation
Series B
2.35%, due 3/15/35	1,000,000	835,978

	Principal Amount	Value
Municipal Bonds
New York
State of New York Unlimited General Obligation
Series B
2.70%, due 2/15/31	$ 4,485,000	$ 4,201,705
Series B
2.90%, due 2/15/33	6,000,000	5,475,052
Series B
2.95%, due 2/15/34	6,750,000	6,065,922
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	6,000,000	6,317,667
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	6,465,000	6,617,774
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,000,000	1,077,220
Series A
5.761%, due 8/1/37	1,065,000	1,147,585
Series A
5.861%, due 8/1/38	2,215,000	2,386,876
Series A
5.931%, due 8/1/39	2,600,000	2,795,556
United Nations Development Corp., City of New York Revenue Bonds
Series A
6.011%, due 8/1/40	3,850,000	4,134,374
		267,207,797
North Carolina 0.4%
City of Charlotte Certificate of Participation
5.124%, due 6/1/36	2,845,000	2,958,897
5.224%, due 6/1/37	3,125,000	3,251,557
5.531%, due 6/1/41	2,300,000	2,380,405
		8,590,859
North Dakota 0.1%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	2,300,000	2,407,134

	Principal Amount	Value
Municipal Bonds
Ohio 3.0%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	$ 4,455,000	$ 4,731,901
Series A
7.734%, due 2/15/33	6,620,000	7,670,832
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,100,950
Cleveland Department of Public Utilities Division of Water Revenue Bonds
Series GG
2.145%, due 1/1/35	4,000,000	3,332,948
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,820,071
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,338,209
JobsOhio Beverage System Revenue Bonds, Senior Lien
Series A
2.833%, due 1/1/38	2,005,000	1,710,947
Series A
2.833%, due 1/1/38	35,000	29,509
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	11,035,000	11,083,178
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,074,004
Ohio Housing Finance Agency Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	6,665,000	7,192,636
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,000,000	3,241,952
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.801%, due 2/15/36	1,500,000	1,284,551
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	10,735,000	10,837,719
		62,449,407

	Principal Amount	Value
Municipal Bonds
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AG
2.251%, due 1/1/32	$ 1,300,000	$ 1,174,864
Oregon 2.3%
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	3,000,000	2,972,673
Series B
4.851%, due 4/1/33	1,500,000	1,553,201
Series B
5.031%, due 4/1/35	500,000	520,754
Series B
5.181%, due 4/1/36	3,195,000	3,340,717
Series B
5.281%, due 4/1/37	5,105,000	5,340,019
Series B
5.381%, due 4/1/38	2,600,000	2,720,644
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	5,189,946
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	4,000,000	4,132,657
4.839%, due 9/1/31	7,250,000	7,495,162
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	907,271
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.124%, due 5/1/34	2,330,000	2,456,247
Series B
5.174%, due 5/1/35	2,000,000	2,111,633
Series B
5.304%, due 5/1/36	3,465,000	3,667,366
Series B
5.424%, due 5/1/37	3,190,000	3,382,289
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,755,523
		47,546,102

	Principal Amount	Value
Municipal Bonds
Pennsylvania 1.9%
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	$ 1,000,000	$ 910,988
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	2,500,000	2,592,533
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,447,945
Commonwealth Financing Authority, Commonwealth of Pennsylvania Revenue Bonds
Series A, Insured: AG
3.657%, due 6/1/38	2,340,000	2,106,488
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	9,520,000	8,571,637
Erie City Water Authority Revenue Bonds
Series D, Insured: AG
1.961%, due 12/1/30	2,945,000	2,673,642
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	2,150,000	2,218,265
Pennsylvania Housing Finance Agency Revenue Bonds
Series 149-B
6.50%, due 10/1/55	2,000,000	2,156,283
Series 150-B
6.50%, due 10/1/55	3,000,000	3,242,836
Pennsylvania State University (The) Revenue Bonds
Series B
4.385%, due 9/1/30	1,280,000	1,298,352
Series B
4.675%, due 9/1/32	1,000,000	1,021,207
Series B
4.958%, due 9/1/34	1,500,000	1,543,335
Series B
5.008%, due 9/1/35	1,000,000	1,025,701
Series B
5.088%, due 9/1/36	1,725,000	1,770,996
Series B
5.308%, due 9/1/39	1,885,000	1,932,736

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Pennsylvania State University (The) Revenue Bonds
Series B
5.585%, due 9/1/45	$ 1,265,000	$ 1,282,684
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,025,000	2,589,024
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,781,183
		40,165,835
Rhode Island 0.5%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	1,000,000	1,055,641
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	5,780,000	5,821,433
Series 1
5.797%, due 12/1/33	1,400,000	1,445,204
State of Rhode Island Unlimited General Obligation
Series B
4.51%, due 5/1/30	1,150,000	1,178,823
		9,501,101
South Carolina 0.7%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	1,645,000	1,708,595
Series C
5.03%, due 12/1/33	1,500,000	1,555,674
Series C
5.784%, due 12/1/41	1,430,000	1,482,109
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series F, Insured: AG-CR
5.74%, due 1/1/30	3,032,000	3,165,847
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.129%, due 12/1/36	5,150,000	5,129,132

	Principal Amount	Value
Municipal Bonds
South Carolina
South Carolina Student Loan Corp. Revenue Bonds
Series A
5.567%, due 12/1/46	$ 1,000,000	$ 968,636
		14,009,993
Tennessee 0.3%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
5.03%, due 7/1/30	1,000,000	1,043,909
Series D
5.068%, due 7/1/31	1,600,000	1,676,770
Series D
5.168%, due 7/1/33	1,550,000	1,632,849
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,247,071
Series B
1.975%, due 11/1/35	2,000,000	1,626,255
		7,226,854
Texas 6.2%
Austin Community College District Revenue Bonds
2.13%, due 2/1/33	3,030,000	2,632,588
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,218,821
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,968,599
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,314,155
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,396,971
City of San Antonio, Electric & Gas Systems Revenue Bonds
Series A
5.469%, due 2/1/45	6,500,000	6,569,911

	Principal Amount	Value
Municipal Bonds
Texas
Colony Community Development Corp., Nebraska Furniture Mart Project Revenue Bonds
7.25%, due 10/1/42	$ 8,785,000	$ 8,734,399
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AG
2.434%, due 8/15/33	1,000,000	871,487
Insured: AG
2.534%, due 8/15/34	2,805,000	2,406,321
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,467,490
Series C
1.946%, due 12/1/31	4,230,000	3,756,174
Series C
2.046%, due 12/1/32	2,035,000	1,771,267
Series C
2.096%, due 12/1/33	1,000,000	851,008
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,341,850
Series A
2.454%, due 11/1/29	1,000,000	951,926
Series C
2.591%, due 11/1/33	4,300,000	3,803,433
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,502,774
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.98%, due 2/15/36	2,935,000	3,032,236
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine Revenue Bonds
3.344%, due 11/15/37	7,600,000	6,705,758
Hidalgo County Regional Mobility Authority Revenue Bonds, Senior Lien
Series B, Insured: AG
2.082%, due 12/1/32	2,400,000	2,071,983
Las Varas Public Facility Corp., Central at Commerce Revenue Bonds
Series B
4.35%, due 2/1/29	4,500,000	4,528,695

	Principal Amount	Value
Municipal Bonds
Texas
Mansfield Independent School District Unlimited General Obligation
Insured: PSF-GTD
2.175%, due 2/15/36	$ 2,000,000	$ 1,634,299
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,652,370
2.526%, due 10/1/31	7,500,000	6,932,053
2.746%, due 10/1/33	1,000,000	900,987
4.68%, due 10/1/32	7,470,000	7,693,131
4.90%, due 10/1/35	5,100,000	5,240,894
State of Texas Unlimited General Obligation
Series B
2.624%, due 10/1/38	3,000,000	2,398,406
Series A
4.631%, due 4/1/33	1,855,000	1,851,254
4.857%, due 10/1/35	1,400,000	1,443,624
4.957%, due 10/1/36	3,250,000	3,352,715
5.157%, due 10/1/38	3,250,000	3,354,752
State of Texas, State Water Plan Unlimited General Obligation
Series F
4.509%, due 8/1/35	2,275,000	2,318,000
Series F
4.609%, due 8/1/36	2,000,000	2,038,809
Series F
4.709%, due 8/1/37	4,735,000	4,829,477
Series F
4.809%, due 8/1/38	2,000,000	2,040,489
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	2,250,000	1,835,427
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,325,000	1,141,701
Texas Department of Housing & Community Affairs Revenue Bonds
Series D, Insured: GNMA
6.25%, due 9/1/53	2,410,000	2,529,421
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-2
5.169%, due 4/1/41	4,780,000	4,852,437

	Principal Amount	Value
Municipal Bonds
Texas
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	$ 2,690,000	$ 2,810,861
Via Metropolitan Transit Advanced Transportation District Revenue Bonds
2.673%, due 8/1/38	1,000,000	801,963
		129,550,916
U.S. Virgin Islands 0.2%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	4,000,000	4,373,306
Utah 2.0%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,143,153
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,500,265
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,063,333
Utah Housing Corp. Revenue Bonds
Series I, Insured: GNMA / FNMA / FHLMC
5.358%, due 1/1/37	1,180,000	1,194,697
Series I, Insured: GNMA / FNMA / FHLMC
5.408%, due 7/1/37	1,190,000	1,205,065
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,655,000	2,764,861
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,490,000	2,628,497
Series K, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	7,000,000	7,475,238
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,420,000	6,829,367
Series I, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	4,495,000	4,834,936
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,875,791
2.774%, due 12/15/38	3,400,000	2,749,044
		41,264,247

	Principal Amount	Value
Municipal Bonds
Virginia 0.2%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	$ 1,935,000	$ 1,800,988
Hampton Roads Sanitation District Revenue Bonds
Series A
2.613%, due 2/1/35	2,000,000	1,698,240
		3,499,228
Washington 1.2%
Central Puget Sound Regional Transit Authority Revenue Bonds
Series S-2T
5.491%, due 11/1/39	5,000,000	5,092,424
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,583,297
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,670,285
Series C
4.982%, due 12/1/32	1,650,000	1,725,667
Series C
5.112%, due 12/1/34	1,550,000	1,621,146
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	806,689
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,425,094
Pierce County School District No. 10, Tacoma Unlimited General Obligation
Insured: School Bond Guaranty
2.357%, due 12/1/39	1,195,000	916,087
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,781,062
Spokane Public Facilities District Revenue Bonds
Series A
2.596%, due 12/1/35	2,500,000	2,109,976

	Principal Amount	Value
Municipal Bonds
Washington
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	$ 1,800,000	$ 1,833,358
Washington State Housing Finance Commission Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
6.25%, due 6/1/54	2,125,000	2,226,636
		24,791,721
Wisconsin 0.2%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,918,198
Total Municipal Bonds (Cost $1,782,673,815)		1,834,001,662
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	92,817	89,785
6.50%, due 4/1/37	17,696	18,790
		108,575
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	34,590	35,726
Total U.S. Government & Federal Agencies (Cost $145,966)		144,301
Total Long-Term Bonds (Cost $1,963,403,146)		2,015,746,175

Short-Term Investment 2.0%
Unaffiliated Investment Company 2.0%
Dreyfus Government Cash Management - Institutional Shares, 3.579% (d)	42,031,566	42,031,566
Total Short-Term Investment (Cost $42,031,566)		42,031,566
Total Investments (Cost $2,005,434,712)	99.2%	2,057,777,741
Other Assets, Less Liabilities	0.8	16,362,404
Net Assets	100.0%	$ 2,074,140,145

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(c)	Delayed delivery security.
(d)	Current yield as of January 31, 2026.
Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(384)	March 2026	$ (44,102,617)	$ (43,836,000)	$ 266,617

1.	As of January 31, 2026, cash in the amount of $979,200 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 181,600,212	$ —	$ 181,600,212
Municipal Bonds	—	1,834,001,662	—	1,834,001,662
U.S. Government & Federal Agencies	—	144,301	—	144,301
Total Long-Term Bonds	—	2,015,746,175	—	2,015,746,175
Short-Term Investment
Unaffiliated Investment Company	42,031,566	—	—	42,031,566
Total Investments in Securities	42,031,566	2,015,746,175	—	2,057,777,741
Other Financial Instruments
Futures Contracts (b)	266,617	—	—	266,617
Total Investments in Securities and Other Financial Instruments	$ 42,298,183	$ 2,015,746,175	$ —	$ 2,058,044,358

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Strategic Bond Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.6%
Asset-Backed Securities 14.8%
Automobile Asset-Backed Securities 6.8%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 1,118,613	$ 1,121,927
Series 2025-B, Class G
9.935%, due 9/15/33	2,179,057	2,188,123
Series 2025-A, Class G
10.219%, due 6/15/33	1,515,878	1,528,000
Series 2024-B, Class G
11.395%, due 9/15/32	737,192	757,097
Series 2024-A, Class G
12.748%, due 5/17/32	1,085,871	1,128,526
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-8A, Class D
7.52%, due 2/20/30	3,000,000	3,103,128
Series 2023-1A, Class D
7.59%, due 4/20/29	1,740,000	1,795,278
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class D
5.41%, due 8/15/31	2,000,000	2,031,363
Series 2025-2, Class D
5.62%, due 3/17/31	2,910,000	2,963,194
Series 2025-3, Class E
6.62%, due 5/17/32 (a)	4,410,000	4,445,253
Series 2026-1, Class E
6.63%, due 2/15/33 (a)	3,205,000	3,234,005
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,356,184
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	2,835,000	2,862,139
Series 2025-A, Class D
5.86%, due 7/15/31	1,760,000	1,801,879
CPS Auto Receivables Trust
Series 2024-C, Class E
8.04%, due 3/15/32 (a)	2,360,000	2,479,934
DT Auto Owner Trust
Series 2021-3A, Class D
1.31%, due 5/17/27 (a)	606,767	605,925
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	3,790,000	3,775,358
Series 2025-3A, Class D
5.57%, due 10/15/31	1,820,000	1,856,784
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	3,225,000	3,149,876

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Exeter Automobile Receivables Trust
Series 2025-4A, Class E
6.99%, due 4/15/33 (a)	$ 4,000,000	$ 4,045,514
Series 2025-1A, Class E
7.48%, due 9/15/32 (a)	3,500,000	3,641,918
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	2,535,000	2,623,363
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	813,889	804,133
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,367,970
Series 2021-4, Class C
1.96%, due 12/15/27	354,703	352,718
Series 2021-4, Class D
2.26%, due 12/15/27	2,507,000	2,393,011
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,852,940
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,944,211
Series 2020-1, Class E
3.52%, due 6/15/27	1,003,005	1,002,166
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	971,235
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	835,324
Series 2020-3, Class E
4.98%, due 12/15/27	843,972	844,144
Series 2022-2, Class D
5.80%, due 4/17/28	4,430,000	3,981,102
Series 2024-3, Class E
8.83%, due 1/15/32	4,640,000	4,411,369
GLS Auto Receivables Issuer Trust (a)
Series 2022-2A, Class E
5.50%, due 6/15/29	3,740,000	3,760,947
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	690,576
Hertz Vehicle Financing III LLC (a)
Series 2025-6A, Class A
4.89%, due 5/25/32	3,000,000	3,024,558
Series 2025-6A, Class B
5.14%, due 5/25/32	3,450,000	3,441,082
Series 2025-1A, Class D
7.98%, due 9/25/29	2,000,000	2,055,442
Series 2025-6A, Class D
8.30%, due 5/25/32	2,200,000	2,245,792
Series 2025-3A, Class D
8.55%, due 12/26/29	3,790,000	3,949,447

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class A
1.68%, due 12/27/27	$ 2,870,000	$ 2,823,767
Series 2021-2A, Class C
2.52%, due 12/27/27	1,577,000	1,550,579
Series 2021-2A, Class D
4.34%, due 12/27/27	3,000,000	2,965,882
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2025-2, Class E
10.303% (SOFR 30A + 6.60%), due 9/20/33	1,341,618	1,349,544
Series 2024-1, Class E
11.953% (SOFR 30A + 8.25%), due 5/20/32	521,053	536,160
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,268,746
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	1,509,891	1,587,310
Santander Drive Auto Receivables Trust
Series 2024-4, Class D
5.32%, due 12/15/31	1,305,000	1,325,085
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class D
9.685%, due 9/26/33 (a)	2,022,794	2,037,023
		108,867,031
Home Equity Asset-Backed Securities 0.1%
GSAA Home Equity Trust
Series 2007-8, Class A3
4.687% (1 Month SOFR + 1.014%), due 8/25/37 (b)	1,601	1,596
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	2,359,888	2,387,487
		2,389,083
Other Asset-Backed Securities 7.9%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.07% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	2,550,000	2,550,564
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.05% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,300,000	1,303,991
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.22% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	500,000	501,281
AIMCO CLO
Series 2018-AA, Class B1R
5.318% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,650,000	1,655,259

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	$ 510,432	$ 500,018
Series 2021-1, Class B
3.95%, due 7/11/30	835,700	803,133
Series 2016-1, Class A
4.10%, due 1/15/28	698,807	688,831
Apex Credit CLO Ltd. (a)(b)
Series 2022-1A, Class D1R
7.169% (3 Month SOFR + 3.50%), due 10/22/38	1,900,000	1,890,487
Series 2022-1A, Class ER
11.489% (3 Month SOFR + 7.82%), due 10/22/38	500,000	484,140
Apidos CLO
Series 2018-18A, Class BR2
5.369% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,700,000	1,708,128
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.218% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	870,000	871,957
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.418% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	850,000	850,768
Ares Loan Funding IX Ltd.
Series 2025-ALF9A, Class A2
5.072% (3 Month SOFR + 1.40%), due 3/31/38 (a)(b)	1,500,000	1,502,517
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	13,273	13,303
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.62% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	800,000	790,304
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.956% (SOFR + 1.28%), due 4/11/48 (a)(b)	3,100,000	3,106,479
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.29% (3 Month SOFR + 1.62%), due 7/17/37 (a)(b)	1,640,000	1,648,016
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A, Class AR
4.878% (3 Month SOFR + 1.21%), due 10/25/38 (a)(b)	1,000,000	1,004,054
Blackrock Rainier CLO VI Ltd.
Series 2021-6A, Class A1R
5.218% (3 Month SOFR + 1.55%), due 4/20/37 (a)(b)	1,200,000	1,204,043
BXDL Static CLO LLC (a)(b)
Series 2025-1A, Class A1
4.97% (3 Month SOFR + 1.30%), due 7/20/35	1,954,052	1,954,787
Series 2025-1A, Class C
5.87% (3 Month SOFR + 2.20%), due 7/20/35	2,000,000	2,005,228

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	$ 2,322,628	$ 1,883,547
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	2,429,603
Series 2020-1, Class A2
1.99%, due 7/15/60	1,495,594	1,256,033
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,337,508
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,541,952
Consolidated Communications LLC
Series 2025-4A, Class A2
5.522%, due 12/20/55 (a)	2,225,000	2,252,939
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	1,255,000	1,238,198
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	2,566,937	2,553,878
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.24% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,600,000	1,604,952
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
(zero coupon) (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	2,000,000	2,000,000
Golub Capital Partners CLO 49M Ltd.
Series 2020-49A, Class A2R2
5.348% (3 Month SOFR + 1.68%), due 7/20/38 (a)(b)	2,650,000	2,653,501
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
6.065% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	1,800,000	1,801,672
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.038% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,200,000	1,202,434
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.05% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,550,000	1,554,050
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.152% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	1,630,000	1,634,341
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	758,001	743,668
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.272% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	800,000	801,994

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Kinetic ABS Issuer LLC (a)
Series 2026-1A, Class B
5.561%, due 2/25/56	$ 1,250,000	$ 1,250,000
Series 2026-1A, Class C
7.653%, due 2/25/56	3,500,000	3,562,195
Madison Park Funding XXXVIII Ltd.
Series 2021-38A, Class A1R
4.908% (3 Month SOFR + 1.24%), due 10/17/38 (a)(b)	1,000,000	1,002,815
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.948% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	2,450,000	2,456,196
Marathon CLO Ltd.
Series 2021-16A, Class A2R
5.222% (3 Month SOFR + 1.55%), due 4/15/34 (a)(b)	2,200,000	2,201,047
MFIC Bethesda CLO LLC
Series 1A, Class A2R
5.321% (3 Month SOFR + 1.65%), due 10/23/37 (a)(b)	2,000,000	2,006,452
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	967,360
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,583,750
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,945,000	2,489,955
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.038% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,103,363
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.768% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	1,000,000	1,002,722
Point Broadband Funding LLC
Series 2025-1A, Class C
8.156%, due 7/20/55 (a)	3,000,000	3,100,999
Progress Residential Trust
Series 2025-SFR4, Class C
5.05%, due 8/17/42 (a)	2,795,000	2,782,481
QTS Issuer ABS II LLC
Series 2026-3A, Class A2
6.156%, due 1/5/56 (a)	3,650,000	3,650,073
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.128% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	602,280
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.318% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,650,000	1,659,730

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.068% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	$ 1,100,000	$ 1,103,512
Regatta XXII Funding Ltd.
Series 2022-2A, Class A1R2
4.933% (3 Month SOFR + 1.26%), due 1/15/39 (a)(b)	3,500,000	3,508,365
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	2,465,000	2,462,896
RIN V LLC
Series 2023-2A, Class A1R
5.007% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	3,000,000	2,999,931
Shentel Issuer LLC
Series 2025-1A, Class A2
5.64%, due 12/20/55 (a)	4,355,000	4,424,407
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.068% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	902,467
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.622% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	803,637
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2
4.82% (3 Month SOFR + 1.15%), due 1/20/38 (a)(b)	2,400,000	2,401,118
Subway Funding LLC (a)
Series 2024-1A, Class A2I
6.028%, due 7/30/54	2,970,000	3,009,134
Series 2024-1A, Class A2II
6.268%, due 7/30/54	1,173,150	1,196,822
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.368% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	1,000,000	1,007,248
Tricon American Homes (a)
Series 2020-SFR1, Class C
2.249%, due 7/17/38	1,500,000	1,481,975
Series 2020-SFR1, Class D
2.548%, due 7/17/38	3,560,000	3,517,647
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	496,550	508,874
Uniti Fiber ABS Issuer LLC
Series 2025-2A, Class C
7.834%, due 1/20/56 (a)	2,800,000	2,857,711
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165%, due 10/15/46 (a)	3,000,000	2,947,024

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Zayo Issuer LLC (a)
Series 2025-2A, Class B
6.586%, due 6/20/55	$ 2,680,000	$ 2,766,225
Series 2025-3A, Class C
8.435%, due 10/20/55	1,330,000	1,395,001
		126,242,970
Total Asset-Backed Securities (Cost $238,853,451)		237,499,084
Corporate Bonds 28.3%
Agriculture 0.1%
MHP Lux SA
10.50%, due 7/28/29 (a)	898,000	924,062
Airlines 0.9%
American Airlines, Inc. (a)
5.50%, due 4/20/26	91,668	91,734
5.75%, due 4/20/29	2,450,000	2,475,490
Avianca Midco 2 plc
9.50%, due 1/28/31 (a)	827,000	843,540
Series Reg S
9.625%, due 2/14/30	3,400,000	3,483,300
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	2,442,917	2,461,388
Grupo Aeromexico SAB de CV
Series Reg S
8.25%, due 11/15/29	1,114,000	1,144,635
8.625%, due 11/15/31 (a)	450,000	464,625
Series Reg S
8.625%, due 11/15/31	286,000	295,295
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31 (d)	3,200,000	3,372,150
		14,632,157
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,295,000	1,288,691
6.054%, due 11/5/31	590,000	609,366
6.80%, due 5/12/28	2,105,000	2,202,768
6.95%, due 3/6/26	1,195,000	1,197,047
7.20%, due 6/10/30	625,000	672,348
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	1,061,984
2.70%, due 6/10/31	1,525,000	1,386,912
4.30%, due 4/6/29	1,090,000	1,091,342

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	$ 3,610,000	$ 3,534,904
7.05%, due 9/15/28	975,000	1,010,957
		14,056,319
Auto Parts & Equipment 0.3%
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	2,735,000	2,895,561
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	1,880,000	1,919,416
		4,814,977
Banks 3.8%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(e)	1,100,000	1,145,252
Banco Bradesco SA
6.50%, due 1/22/30 (a)	450,000	472,248
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	1,365,000	1,423,968
Banco Mercantil del Norte SA
Series Reg S
8.75% (10 Year Treasury Constant Maturity Rate + 4.299%), due 5/20/35 (b)(e)	1,950,000	2,110,157
Banco Santander SA
2.749%, due 12/3/30	1,000,000	911,949
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,400,944
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(e)	1,150,000	1,206,804
Barclays plc (b)(e)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,315,285
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	900,000	962,140
BNP Paribas SA (a)
3.052%, due 1/13/31 (f)	1,605,000	1,519,905
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(e)	1,315,000	1,310,071
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(e)	1,610,000	1,502,204
6.875% (5 Year Treasury Constant Maturity Rate + 2.853%), due 12/15/33 (b)(e)	375,000	378,394
BPCE SA (a)(f)
2.045%, due 10/19/27	2,240,000	2,208,585
4.76%, due 1/13/32 (d)	2,160,000	2,158,598
6.714%, due 10/19/29	665,000	704,732
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	3,620,000	3,637,212
Deutsche Bank AG
3.035%, due 5/28/32 (f)	460,000	422,190
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,408,226
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,725,054

	Principal Amount	Value
Corporate Bonds
Banks
Huntington Bancshares, Inc.
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	$ 2,030,000	$ 2,020,185
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,287,639
KeyCorp
6.401%, due 3/6/35 (f)	1,275,000	1,381,491
Morgan Stanley (f)
2.484%, due 9/16/36	2,170,000	1,908,146
2.511%, due 10/20/32	3,225,000	2,894,811
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(e)	2,650,000	2,464,049
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	1,315,000	1,371,565
Societe Generale SA (a)(b)(e)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,239,284
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,866,677
Turkiye Is Bankasi A/S
7.375% (5 Year Treasury Constant Maturity Rate + 3.629%), due 4/2/36 (a)(b)	1,600,000	1,592,909
UBS Group AG (a)
3.091%, due 5/14/32 (f)	885,000	821,918
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(e)	2,265,000	2,068,642
USB Realty Corp.
5.081% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(e)	2,590,000	2,176,710
Valley National Bancorp
3.00%, due 6/15/31 (f)	2,005,000	1,919,845
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	2,330,000	2,172,571
		61,110,360
Building Materials 0.8%
Cimko Cimento ve Beton Sanayi ve Ticaret AS
10.75%, due 5/21/30 (a)	1,450,000	1,565,255
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	2,670,000	2,768,859
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	2,500,000	2,567,657
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)(d)	3,305,000	3,210,775
Sisecam UK plc
8.375%, due 1/23/33 (a)	2,179,000	2,229,046
		12,341,592
Chemicals 0.8%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,072,403
Series Reg S
3.25%, due 2/25/31	400,000	341,802

	Principal Amount	Value
Corporate Bonds
Chemicals
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	$ 3,115,000	$ 3,295,381
Huntsman International LLC
4.50%, due 5/1/29	4,000,000	3,848,961
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,020,000	1,984,650
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	930,000	952,368
Qnity Electronics, Inc.
5.75%, due 8/15/32 (a)	1,520,000	1,548,445
		13,044,010
Coal 0.1%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	2,400,000	2,263,145
Commercial Services 0.6%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,625,399
Kaspi.KZ JSC
Series Reg S
6.25%, due 3/26/30	2,550,000	2,617,011
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	2,670,000	2,631,018
Valvoline, Inc.
3.625%, due 6/15/31 (a)	3,185,000	2,925,390
		9,798,818
Cosmetics & Personal Care 0.1%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,998,915
Diversified Financial Services 1.2%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,600,649
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	1,315,000	1,260,440
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,104,467
4.70%, due 1/30/31	1,975,000	1,964,480
5.75%, due 11/15/29	1,575,000	1,636,535
Banco BTG Pactual SA
Series Reg S
5.75%, due 1/22/30	815,000	827,225
Bread Financial Holdings, Inc. (a)
6.75%, due 5/15/31	3,175,000	3,269,856
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (b)	1,250,000	1,282,990

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Capital One Financial Corp.
4.722%, due 1/30/32 (f)	$ 2,420,000	$ 2,420,722
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,691,253
OneMain Finance Corp.
6.75%, due 3/15/32	1,105,000	1,129,360
		19,187,977
Electric 2.3%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,178,406
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	950,000	1,009,765
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,035,000	3,146,694
Axia Energia
6.50%, due 1/11/35 (a)	600,000	624,780
Aydem Yenilenebilir Enerji A/S
9.875%, due 9/30/30 (a)	2,161,000	2,168,482
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	396,203	412,095
Clearway Energy Operating LLC
5.75%, due 1/15/34 (a)	3,010,000	3,020,973
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	925,000	963,430
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	2,870,000	2,970,106
EnfraGen Energia Sur SA
Series Reg S
5.375%, due 12/30/30 (d)	980,000	914,158
5.375%, due 12/30/30 (a)	1,305,000	1,217,323
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,513,767
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,772,605
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	592,173
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,254,899
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	1,135,000	1,165,650
ReNew Treasury IFSC Pvt. Ltd.
6.50%, due 2/2/31 (a)	814,000	815,059
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	2,130,064
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,628,647

	Principal Amount	Value
Corporate Bonds
Electric
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	$ 2,990,000	$ 3,085,333
8.375%, due 1/15/31 (d)	1,140,000	1,197,478
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	3,725,000	3,470,457
		36,252,344
Electrical Components & Equipment 0.2%
Energizer Holdings, Inc.
4.375%, due 3/31/29 (a)	2,940,000	2,823,817
Engineering & Construction 0.1%
Artera Services LLC
8.50%, due 2/15/31 (a)(d)	2,000,000	1,625,694
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	700,000	688,526
		2,314,220
Food 0.5%
Grupo Nutresa SA (a)
8.00%, due 5/12/30	460,000	489,889
9.00%, due 5/12/35	1,150,000	1,282,825
JBS NV
6.375%, due 2/25/55	3,435,000	3,545,667
Post Holdings, Inc. (a)
4.50%, due 9/15/31	480,000	454,735
4.625%, due 4/15/30	1,054,000	1,029,243
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,397,326
		8,199,685
Forest Products & Paper 0.4%
Eldorado International Finance GmbH
8.50%, due 12/1/32 (a)	2,200,000	2,285,147
Suzano Austria GmbH
Series DM3N
3.125%, due 1/15/32	700,000	628,133
3.75%, due 1/15/31	3,165,000	2,986,148
		5,899,428
Gas 0.3%
AmeriGas Partners LP
9.375%, due 6/1/28 (a)	2,455,000	2,538,487
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,551,057
		4,089,544

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.5%
Global Medical Response, Inc.
7.375%, due 10/1/32 (a)	$ 2,500,000	$ 2,584,975
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	3,020,000	3,095,041
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	2,170,000	2,259,512
Rede D'or Finance SARL
6.45%, due 9/9/35 (a)	400,000	409,210
		8,348,738
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	3,170,000	3,323,571
Insurance 0.3%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,395,989
Lincoln National Corp.
6.471% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	3,073,360
		4,469,349
Internet 1.0%
Cogent Communications Group LLC (a)
6.50%, due 7/1/32	805,000	739,202
7.00%, due 6/15/27	3,200,000	3,186,240
Prosus NV
Series Reg S
4.027%, due 8/3/50	2,350,000	1,647,361
Series Reg S
4.987%, due 1/19/52	3,795,000	3,044,451
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	2,500,000	2,800,884
Wayfair LLC
6.75%, due 11/15/32 (a)	4,980,000	5,147,189
		16,565,327
Investment Companies 0.3%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	2,645,000	2,686,936
Series Reg S
5.375%, due 1/29/54	3,256,000	2,950,657
		5,637,593
Iron & Steel 0.7%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	2,110,000	2,232,203

	Principal Amount	Value
Corporate Bonds
Iron & Steel
Metinvest BV
Series Reg S
8.50%, due 4/23/26	$ 2,700,000	$ 2,510,002
Mineral Resources Ltd. (a)
7.00%, due 4/1/31 (d)	1,105,000	1,161,306
9.25%, due 10/1/28	2,400,000	2,520,982
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (g)	2,664,584	2,662,811
Usiminas International SARL
7.50%, due 1/27/32 (a)	296,000	307,064
		11,394,368
Leisure Time 0.3%
Carnival Corp.
5.75%, due 8/1/32 (a)	3,140,000	3,224,855
NCL Finance Ltd.
6.125%, due 3/15/28 (a)	2,095,000	2,153,474
		5,378,329
Lodging 0.7%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	1,600,000	1,651,628
Las Vegas Sands Corp.
5.625%, due 6/15/28	2,735,000	2,800,129
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,300,259
6.50%, due 9/24/33 (a)	800,000	798,109
Sands China Ltd.
3.25%, due 8/8/31 (c)	2,400,000	2,220,064
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,170,628
Series Reg S
6.50%, due 1/15/28	960,000	960,278
		11,901,095
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	2,540,000	2,600,729
Media 0.5%
CCO Holdings LLC
6.375%, due 9/1/29 (a)	2,785,000	2,811,622
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,535,825

	Principal Amount	Value
Corporate Bonds
Media
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	$ 730,000	$ 725,592
Paramount Global
4.95%, due 1/15/31	2,675,000	2,559,123
		7,632,162
Mining 1.0%
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	1,230,000	1,304,582
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	2,950,000	3,003,831
Series Reg S
6.20%, due 4/14/52	1,745,000	1,775,019
Navoi Mining & Metallurgical Combinat (a)
6.70%, due 10/17/28	500,000	517,602
6.75%, due 5/14/30	400,000	421,146
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,116,215
Vedanta Resources Finance II plc
9.125%, due 10/15/32 (a)	535,000	560,431
10.875%, due 9/17/29 (a)	1,600,000	1,714,012
Series Reg S
10.875%, due 9/17/29	1,390,000	1,489,048
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,285,176
Series Reg S
9.375%, due 2/14/31	1,245,000	1,287,350
Series Reg S
9.50%, due 10/6/28	500,000	515,466
		15,989,878
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.848% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,140,000	1,929,204
Oil & Gas 2.6%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	2,715,000	2,524,337
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	647,000	654,614
Series Reg S
8.125%, due 1/23/30	500,000	505,884
8.625%, due 1/22/33 (a)	1,073,000	1,072,138
California Resources Corp.
8.25%, due 6/15/29 (a)	3,200,000	3,365,696

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	$ 3,845,000	$ 3,869,516
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	2,500,000	2,658,325
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	1,655,000	1,636,590
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	3,680,000	3,680,883
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	2,382,000	2,437,784
Kosmos Energy Ltd.
Series Reg S
7.50%, due 3/1/28	1,550,000	1,171,389
Series Reg S
8.75%, due 10/1/31	3,080,000	1,943,974
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	2,130,000	2,071,463
Raizen Fuels Finance SA
Series Reg S
5.70%, due 1/17/35	239,000	185,345
Series Reg S
6.45%, due 3/5/34	635,000	520,700
Series Reg S
6.70%, due 2/25/37 (d)	200,000	163,000
6.95%, due 3/5/54 (a)	2,515,000	1,918,191
Series Reg S
6.95%, due 3/5/54	750,000	572,025
SEPLAT Energy plc
9.125%, due 3/21/30 (a)	1,550,000	1,627,702
SM Energy Co.
6.75%, due 8/1/29 (a)	2,100,000	2,123,904
Transocean International Ltd.
8.75%, due 2/15/30 (a)	1,601,250	1,669,197
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	4,030,000	3,103,100
Valaris Ltd.
8.375%, due 4/30/30 (a)	2,000,000	2,089,820
		41,565,577
Oil & Gas Services 0.1%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,908,220	2,117,611

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.4%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	$ 577,000	$ 577,324
Cascades, Inc.
6.75%, due 7/15/30 (a)	3,000,000	3,105,810
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	2,500,000	2,519,511
		6,202,645
Pharmaceuticals 0.1%
Hikma Finance USA LLC
Series Reg S
5.125%, due 7/8/30	1,440,000	1,441,971
Pipelines 1.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,464,180
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,496,902
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,844,196
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	1,110,000	1,117,333
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(e)	2,520,000	2,531,642
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,294,147
Greensaif Pipelines Bidco SARL
Series Reg S
6.103%, due 8/23/42	1,500,000	1,549,961
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	1,012,840
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	1,800,000	1,545,770
		16,856,971
Real Estate 0.8%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	1,300,000	1,305,259
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,450,000	1,462,074
InRetail Shopping Malls
5.65%, due 10/16/32 (a)	3,100,000	3,090,080
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(e)	3,200,000	3,298,246

	Principal Amount	Value
Corporate Bonds
Real Estate
Omniyat Sukuk 1 Ltd.
Series Reg S
8.375%, due 5/6/28	$ 3,000,000	$ 3,086,799
		12,242,458
Real Estate Investment Trusts 0.7%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	1,600,000	1,714,171
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	2,565,000	2,565,026
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,172,000	3,151,066
6.00%, due 4/15/30	1,625,000	1,670,271
Trust 2401
7.70%, due 1/23/32 (a)	1,731,000	1,900,378
Trust Fibra Uno
8.25%, due 1/23/37 (a)	180,000	204,190
		11,205,102
Retail 1.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,401,065
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,125,767
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	2,485,000	2,544,898
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	681,000	731,354
Series Reg S
6.658%, due 1/22/37	300,000	322,182
Macy's Retail Holdings LLC (a)
6.125%, due 3/15/32	90,000	90,967
7.375%, due 8/1/33 (d)	3,400,000	3,590,305
PetSmart LLC
7.50%, due 9/15/32 (a)	3,750,000	3,845,479
Sally Holdings LLC
6.75%, due 3/1/32 (d)	765,000	792,926
Staples, Inc.
10.75%, due 9/1/29 (a)	1,480,000	1,454,296
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)(d)	3,070,000	3,001,976
Victra Holdings LLC
8.75%, due 9/15/29 (a)	2,135,000	2,247,517
		22,148,732
Semiconductors 0.2%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	2,720,000	2,809,929

	Principal Amount	Value
Corporate Bonds
Software 0.2%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	$ 1,720,000	$ 1,709,280
8.25%, due 6/30/32	2,135,000	2,171,472
		3,880,752
Telecommunications 1.2%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	991,904
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	1,860,000	1,886,790
Iliad Holding SAS
8.50%, due 4/15/31 (a)	2,135,000	2,286,201
Silk Road Group Holding LLC
Series Reg S
7.50%, due 9/15/30	1,100,000	1,123,650
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	1,150,000	1,132,951
Series Reg S
11.125%, due 12/31/32	1,450,000	1,392,000
Uniti Services LLC
7.50%, due 10/15/33 (a)	1,390,000	1,435,110
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	2,560,000	2,444,690
Windstream Services LLC
8.25%, due 10/1/31 (a)	2,705,000	2,833,555
WULF Compute LLC
7.75%, due 10/15/30 (a)	3,730,000	3,890,465
		19,417,316
Transportation 0.2%
Danaos Corp.
6.875%, due 10/15/32 (a)	1,720,000	1,776,488
Yinson Bergenia Production BV
8.498%, due 1/31/45 (a)	1,950,000	2,119,833
		3,896,321
Water 0.1%
Aegea Finance SARL (a)
7.625%, due 1/20/36	1,120,000	1,093,030
9.00%, due 1/20/31	345,000	366,654
		1,459,684
Total Corporate Bonds (Cost $452,513,962)		454,166,782

	Principal Amount	Value
Foreign Government Bonds 5.6%
Angola 0.2%
Angola Government Bond
8.75%, due 4/14/32 (a)	$ 3,075,000	$ 3,007,908
Argentina 0.6%
Argentina Government Bond
1.00%, due 7/9/29	2,751,000	2,420,880
3.50%, due 7/9/41 (c)	2,268,000	1,639,764
4.125%, due 7/9/35 (c)	2,750,030	2,127,148
Provincia de Cordoba
8.60%, due 2/3/35 (a)	1,430,000	1,401,648
YPF SA
8.25%, due 1/17/34 (a)	1,700,000	1,730,692
		9,320,132
Bahamas 0.2%
Bahamas Government Bond
8.25%, due 6/24/36 (a)	1,250,000	1,394,137
Series Reg S
8.25%, due 6/24/36	1,825,000	2,035,441
		3,429,578
Chile 0.3%
Corp. Nacional del Cobre de Chile
6.33%, due 1/13/35 (a)	1,600,000	1,698,304
6.44%, due 1/26/36 (a)	1,875,000	2,018,093
Series Reg S
6.44%, due 1/26/36	520,000	559,684
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,049,000	966,683
		5,242,764
Colombia 0.4%
Colombia Government Bond
7.75%, due 11/7/36	2,725,000	2,846,808
Ecopetrol SA
5.875%, due 5/28/45 (d)	3,530,000	2,667,591
6.875%, due 4/29/30	275,000	278,004
8.375%, due 1/19/36	910,000	941,506
		6,733,909
Cote D'Ivoire 0.2%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	2,140,000	2,308,939

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic 0.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	$ 610,000	$ 583,300
4.875%, due 9/23/32 (a)	2,160,000	2,065,457
		2,648,757
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (c)	2,442,000	2,224,662
8.75%, due 1/29/34 (a)	1,210,000	1,222,100
		3,446,762
El Salvador 0.1%
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32 (d)	1,500,000	1,612,080
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	2,313,000	2,218,063
Kenya 0.1%
Kenya Government Bond
8.80%, due 10/9/38 (a)	2,220,000	2,245,277
Mexico 0.5%
Mexico Government Bond
6.338%, due 5/4/53	3,400,000	3,220,820
Petroleos Mexicanos
7.69%, due 1/23/50	600,000	539,772
8.75%, due 6/2/29	675,000	724,752
10.00%, due 2/7/33	2,935,000	3,421,550
		7,906,894
Morocco 0.3%
OCP SA
Series Reg S
6.75%, due 5/2/34	1,500,000	1,605,213
Series Reg S
6.875%, due 4/25/44	3,365,000	3,474,362
		5,079,575

	Principal Amount	Value
Foreign Government Bonds
Paraguay 0.1%
Paraguay Government Bond
Series Reg S
6.10%, due 8/11/44	$ 450,000	$ 458,384
6.10%, due 8/11/44 (a)	1,150,000	1,171,424
		1,629,808
Poland 0.1%
Poland Government Bond
5.125%, due 9/18/34	2,240,000	2,272,062
Romania 0.1%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	2,020,000	1,840,824
Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34 (d)	2,985,000	3,060,327
Saudi Arabian Oil Co.
Series Reg S
5.75%, due 7/17/54	2,200,000	2,087,481
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	341,662
		5,489,470
Supranational 0.9%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29 (d)	1,600,000	1,637,681
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(e)	1,820,000	1,856,778
Series Reg S
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (b)(e)	550,000	561,114
African Development Bank
(zero coupon), due 4/5/46	ZAR 163,500,000	1,872,398
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	$ 3,350,000	3,110,513
Banque Ouest Africaine de Developpement
Series Reg S
4.70%, due 10/22/31	2,100,000	1,951,094
European Bank for Reconstruction & Development
(zero coupon), due 2/2/32	BRL 6,250,000	611,240
(zero coupon), due 7/11/36	TRY 1,350,000,000	2,375,457

	Principal Amount	Value
Foreign Government Bonds
Supranational
International Finance Corp.
11.75%, due 7/18/30	BRL 3,600,000	$ 685,064
		14,661,339
Ukraine 0.2%
Ukraine Government Bond (c)
4.50%, due 2/1/29 (a)	$ 735,525	570,828
Series Reg S
4.50%, due 2/1/29	2,798,325	2,171,731
		2,742,559
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	2,515,000	2,625,067
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,915,000	2,049,873
Uzbekneftegaz JSC
8.75%, due 5/7/30 (a)	1,500,000	1,622,297
		3,672,170
Total Foreign Government Bonds (Cost $86,509,149)		90,133,937
Loan Assignments 1.9%
Automobile 0.1%
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.172% (1 Month SOFR + 2.50%), due 1/30/31 (b)	1,658,760	1,655,995
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.422% (3 Month SOFR + 1.75%), due 4/10/31 (b)	2,416,962	2,413,117
Chemicals, Plastics & Rubber 0.3%
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.022% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,719,580	1,890,108
Magnera Corp.
First Lien Term Loan
8.072% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,413,445	3,382,154
		5,272,262

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 0.0% ‡
TruGreen LP
First Lien Term Loan B
7.667% (3 Month SOFR + 4.00%), due 11/2/27 (b)	$ 742,623	$ 724,522
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.022% (1 Month SOFR + 3.25%), due 12/6/27 (b)	2,479,139	2,466,744
Champ Acquisition Corp.
First Lien Initial Term Loan
6.966% (1 Month SOFR + 3.25%), due 11/7/31 (b)	1,974,684	1,967,278
Fortress Intermediate 3, Inc.
First Lien Term Loan B
6.675% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,841,088	1,785,855
		6,219,877
High Tech Industries 0.1%
Ahead DB Holdings LLC
First Lien Term Loan B3
6.172% (3 Month SOFR + 2.50%), due 2/3/31 (b)	1,541,623	1,514,644
Media 0.3%
DIRECTV Financing LLC (b)
First Lien Closing Date Term Loan
8.928% (3 Month SOFR + 5.00%), due 8/2/27	350,811	350,701
First Lien 2024 Refinancing Term Loan B
9.178% (3 Month SOFR + 5.25%), due 8/2/29	1,869,780	1,869,112
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.045% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,900,000	2,886,225
		5,106,038
Personal Transportation 0.1%
First Student Bidco, Inc. (b)
First Lien Term Loan C
6.172% (3 Month SOFR + 2.50%), due 8/15/30	398,937	398,189
First Lien Term Loan B
6.172% (3 Month SOFR + 2.50%), due 8/15/30	1,301,063	1,298,275
		1,696,464
Services: Business 0.2%
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.922% (3 Month SOFR + 3.25%), due 9/13/32 (b)	1,100,000	1,102,750
Staples, Inc.
First Lien Closing Date Term Loan
9.604% (3 Month SOFR + 5.75%), due 8/23/29 (b)	2,124,244	2,023,874
		3,126,624

	Principal Amount	Value
Loan Assignments
Software 0.2%
OPAL US LLC
First Lien Facility Term Loan B4
6.686% (3 Month SOFR + 3.00%), due 4/28/32 (b)	$ 2,493,750	$ 2,494,920
Total Loan Assignments (Cost $30,966,295)		30,224,463
Mortgage-Backed Securities 26.8%
Agency (Collateralized Mortgage Obligations) 3.9%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(h)	2,771,824	56,470
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(h)	2,105,761	46,293
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,033,699	1,699,967
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	679,822	560,918
REMIC, Series 5363
(zero coupon), due 12/25/53	796,920	683,980
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	891,054	567,988
REMIC, Series 5514, Class SA
1.403% (SOFR 30A + 5.10%), due 3/25/55 (b)(h)	6,143,988	185,166
REMIC, Series 5471, Class SK
1.653% (SOFR 30A + 5.35%), due 8/25/54 (b)(h)	4,530,682	163,177
REMIC, Series 5472, Class SB
1.653% (SOFR 30A + 5.35%), due 11/25/54 (b)(h)	14,786,907	568,681
REMIC, Series 5531, Class SD
2.203% (SOFR 30A + 5.90%), due 4/25/55 (b)(h)	7,839,116	490,740
REMIC, Series 4993, Class KS
2.238% (SOFR 30A + 5.936%), due 7/25/50 (b)(h)	4,085,658	546,432
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (h)	1,356,054	212,460
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (h)	862,102	133,735
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (h)	1,252,694	127,661
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (h)	2,946,525	509,879
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (h)	1,031,415	165,203
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,434,981	231,259
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (h)	3,551,088	519,110
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,687,843	186,066

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (h)	$ 3,393,899	$ 562,508
REMIC, Series 5547, Class ES
3.303% (SOFR 30A + 7.00%), due 6/25/55 (b)(h)	3,343,388	227,758
REMIC, Series 5191
3.50%, due 9/25/50 (h)	1,807,524	323,370
REMIC, Series 5036
3.50%, due 11/25/50 (h)	2,216,722	483,154
REMIC, Series 5040
3.50%, due 11/25/50 (h)	1,099,299	200,894
FHLMC MSCR Trust
REMIC, Series 2025-MN12, Class B1
8.197% (SOFR 30A + 4.50%), due 11/25/45 (a)(b)	3,380,000	3,436,780
FHLMC, Strips (h)
Series 311, Class S1
2.128% (SOFR 30A + 5.836%), due 8/15/43 (b)	3,625,830	374,660
Series 397, Class C61
5.50%, due 1/25/53	2,488,868	429,131
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(h)	36,364,524	391,417
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	964,071	821,085
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,089,411	861,587
REMIC, Series 2025-44, Class SD
1.403% (SOFR 30A + 5.10%), due 6/25/55 (b)(h)	10,282,417	390,243
REMIC, Series 2024-82, Class DS
1.453% (SOFR 30A + 5.15%), due 11/25/54 (b)(h)	7,740,989	244,626
REMIC, Series 2022-10, Class SA
2.053% (SOFR 30A + 5.75%), due 2/25/52 (b)(h)	1,978,763	225,421
REMIC, Series 2025-103, Class SA
2.133% (SOFR 30A + 5.83%), due 6/25/55 (b)(h)	6,876,722	428,486
REMIC, Series 2024-48, Class SB
2.203% (SOFR 30A + 5.90%), due 7/25/54 (b)(h)	10,084,009	556,362
REMIC, Series 2016-57, Class SN
2.238% (SOFR 30A + 5.936%), due 6/25/46 (b)(h)	1,646,755	178,509
REMIC, Series 2019-32, Class SB
2.238% (SOFR 30A + 5.936%), due 6/25/49 (b)(h)	1,246,712	135,178
REMIC, Series 2020-23, Class PS
2.238% (SOFR 30A + 5.936%), due 2/25/50 (b)(h)	2,158,430	258,257
REMIC, Series 2016-19, Class SD
2.288% (SOFR 30A + 5.986%), due 4/25/46 (b)(h)	3,136,009	292,627
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (h)	3,583,214	609,918
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,623,414	254,885

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	$ 4,259,128	$ 563,299
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	583,862	68,522
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,747,361	666,938
REMIC, Series 2025-18, Class SM
3.403% (SOFR 30A + 7.10%), due 9/25/54 (b)(h)	2,810,198	196,013
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	4,430,662	947,439
FNMA, Strips (h)
Series 426, Class C32
1.50%, due 2/25/52	6,039,820	573,777
Series 440, Class C46
4.00%, due 10/25/53	5,803,545	1,228,623
Series 438, Class C34
6.00%, due 8/25/53	3,160,711	699,446
Series 2024-81
6.00%, due 7/25/54	3,349,276	601,423
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(h)	3,119,060	13,113
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(h)	4,000,036	29,948
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(h)	6,393,377	20,166
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(h)	6,089,168	21,941
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(h)	7,570,576	76,554
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(h)	5,198,160	4,484
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(h)	6,431,331	61,763
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(h)	3,220,966	31,792
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(h)	16,232,530	169,550
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,725,238	1,394,626
REMIC, Series 2023-53
(zero coupon), due 4/20/53	527,229	432,730
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	672,815	567,689
REMIC, Series 2021-158, Class SB
0.038% (SOFR 30A + 3.70%), due 9/20/51 (b)(h)	4,016,181	107,552

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-78, Class S
0.038% (SOFR 30A + 3.70%), due 4/20/52 (b)(h)	$ 3,368,413	$ 62,300
REMIC, Series 2022-121, Class SG
0.267% (SOFR 30A + 3.97%), due 7/20/52 (b)(h)	6,658,444	106,943
REMIC, Series 2024-51, Class SX
1.497% (SOFR 30A + 5.20%), due 3/20/54 (b)(h)	15,426,147	606,595
REMIC, Series 2023-80, Class SA
1.547% (SOFR 30A + 5.25%), due 6/20/53 (b)(h)	5,893,606	261,643
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,197,692	147,683
REMIC, Series 2020-188
2.00%, due 12/20/50 (h)	2,625,060	301,724
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (h)	5,066,401	562,704
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	372,338	308,338
REMIC, Series 2020-34, Class SC
2.26% (1 Month SOFR + 5.936%), due 3/20/50 (b)(h)	1,690,750	212,033
REMIC, Series 2020-96, Class CS
2.31% (1 Month SOFR + 5.986%), due 8/20/49 (b)(h)	7,322,015	891,056
REMIC, Series 2025-131, Class S
2.347% (SOFR 30A + 6.05%), due 8/20/55 (b)(h)	5,255,920	409,256
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(h)	3,501,653	517,757
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	977,447	149,490
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (h)	2,503,995	354,202
REMIC, Series 2021-188
2.50%, due 10/20/51 (h)	4,398,108	723,597
REMIC, Series 2020-146, Class SA
2.51% (1 Month SOFR + 6.186%), due 10/20/50 (b)(h)	2,112,634	285,406
REMIC, Series 2020-167, Class SN
2.51% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	1,159,292	158,903
REMIC, Series 2021-179, Class SA
2.51% (1 Month SOFR + 6.186%), due 11/20/50 (b)(h)	3,350,291	469,575
REMIC, Series 2020-189, Class NS
2.51% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	3,727,982	527,905
REMIC, Series 2020-189, Class SU
2.51% (1 Month SOFR + 6.186%), due 12/20/50 (b)(h)	1,190,246	168,766
REMIC, Series 2021-46, Class TS
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	1,632,033	214,083
REMIC, Series 2021-57, Class SA
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	5,456,886	718,656
REMIC, Series 2021-57, Class SD
2.51% (1 Month SOFR + 6.186%), due 3/20/51 (b)(h)	11,023,132	1,470,833

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-96, Class NS
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	$ 4,762,778	$ 616,416
REMIC, Series 2021-96, Class SN
2.51% (1 Month SOFR + 6.186%), due 6/20/51 (b)(h)	2,912,975	367,711
REMIC, Series 2021-122, Class HS
2.51% (1 Month SOFR + 6.186%), due 7/20/51 (b)(h)	3,337,331	454,915
REMIC, Series 2021-135, Class GS
2.51% (1 Month SOFR + 6.186%), due 8/20/51 (b)(h)	5,666,017	751,621
REMIC, Series 2021-96, Class JS
2.56% (1 Month SOFR + 6.236%), due 6/20/51 (b)(h)	2,743,555	382,744
REMIC, Series 2023-86, Class SE
2.947% (SOFR 30A + 6.65%), due 9/20/50 (b)(h)	2,116,678	318,200
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (h)	3,404,148	590,636
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (h)	2,069,327	351,696
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (h)	427,941	64,102
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	1,419,929	257,864
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (h)	4,115,903	693,787
REMIC, Series 2022-207
3.00%, due 8/20/51 (h)	2,506,089	421,010
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (h)	2,548,913	433,493
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	4,298,195	749,433
REMIC, Series 2023-60, Class ES
3.794% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,136,142	1,054,101
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (h)	2,881,629	671,191
REMIC, Series 2023-66, Class MP
4.894% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,552,095	1,476,333
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.797% (SOFR 30A + 3.10%), due 5/25/55	1,620,000	1,616,320
Series 2024-01, Class M10
7.547% (SOFR 30A + 3.85%), due 7/25/54	660,000	678,220
Series 2025-01, Class B1
8.897% (SOFR 30A + 5.20%), due 5/25/55	5,305,000	5,514,325
Series 2019-01, Class B10
9.312% (SOFR 30A + 5.614%), due 10/25/49	3,400,000	3,466,854
Series 2020-01, Class CE
11.312% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,161,109

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class CE
12.562% (SOFR 30A + 8.864%), due 10/25/49	$ 1,500,000	$ 1,533,178
		62,074,136
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.1%
Alen Mortgage Trust
Series 2021-ACEN, Class A
4.945% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	3,210,000	3,083,241
BAMLL Commercial Mortgage Securities Trust (a)
Series 2016-ISQ, Class A
2.848%, due 8/14/34	4,090,000	3,399,813
Series 2014-520M, Class A
4.185%, due 8/15/46 (i)	3,120,000	2,862,173
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,693,152
Series 2017-BNK8, Class D
2.60%, due 11/15/50 (a)	1,100,000	578,545
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,695,000	2,334,427
Series 2017-BNK8, Class B
3.945%, due 11/15/50 (i)	1,500,000	1,385,732
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (j)	2,045,000	1,815,283
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,880,000	2,506,588
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.086%, due 10/10/51 (a)(i)	1,370,000	1,033,777
Series 2020-B17, Class C
3.371%, due 3/15/53 (j)	1,910,000	1,448,235
Series 2019-B14, Class C
3.778%, due 12/15/62 (i)	2,880,000	2,039,467
BF Mortgage Trust
Series 2019-NYT, Class F
6.978% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	3,438,000	3,068,550
BX Commercial Mortgage Trust (a)
Series 2019-IMC, Class F
6.626% (1 Month SOFR + 2.946%), due 4/15/34 (b)	3,800,000	3,730,886
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (i)	4,480,000	4,812,442
Series 2024-BRBK, Class D
9.648% (1 Month SOFR + 5.971%), due 10/15/41 (b)	1,840,000	1,846,900
BX Trust (a)
Series 2025-VLT7, Class A
5.38% (1 Month SOFR + 1.70%), due 7/15/44 (b)	2,735,000	2,743,543

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2025-ARIA, Class C
5.517%, due 12/13/42 (i)	$ 4,070,000	$ 4,134,744
Series 2025-VOLT, Class B
5.78% (1 Month SOFR + 2.10%), due 12/15/44 (b)	3,335,000	3,351,675
Series 2025-VLT7, Class E
7.43% (1 Month SOFR + 3.75%), due 7/15/44 (b)	1,600,000	1,599,999
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(i)	2,000,000	1,571,740
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class C
3.597%, due 1/15/53 (i)	2,170,000	1,796,001
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,765,000	2,429,567
CFCRE Commercial Mortgage Trust (a)(i)
Series 2016-C3, Class D
3.052%, due 1/10/48	2,205,000	2,138,850
Series 2016-C4, Class D
4.765%, due 5/10/58	1,940,000	1,890,653
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(i)	2,735,000	2,082,579
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (j)	1,165,000	1,103,260
Commercial Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(i)	2,805,000	2,240,067
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	2,070,000	1,524,017
Series 2015-CR22, Class C
3.699%, due 3/10/48 (i)	973,000	904,890
Series 2013-CR6, Class D
3.871%, due 3/10/46 (a)(i)	2,110,000	1,963,042
Series 2016-DC2, Class D
3.882%, due 2/10/49 (a)(i)	4,160,000	3,788,767
Series 2018-HCLV, Class A
4.976% (1 Month SOFR + 1.296%), due 9/15/33 (a)(b)	3,860,000	3,562,695
CSMC OA LLC
Series 2014-USA, Class A2
3.953%, due 9/15/37 (a)	2,740,000	2,521,061
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(i)	3,105,000	1,991,174
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.635%, due 12/27/52 (a)(j)	3,705,000	3,130,018

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Durst Commercial Mortgage Trust
Series 2025-151, Class D
7.018%, due 8/10/42 (a)(i)	$ 2,795,000	$ 2,878,759
Extended Stay America Trust
Series 2026-ESH2, Class D
5.91% (1 Month SOFR + 2.25%), due 2/15/43 (a)(b)(k)	3,250,000	3,272,344
FHLMC MSCR Trust (a)(b)
Series 2021-MN3, Class M1
5.997% (SOFR 30A + 2.30%), due 11/25/51	613,300	613,883
REMIC, Series 2025-MN11, Class M2
6.347% (SOFR 30A + 2.65%), due 7/25/45	3,430,000	3,383,324
Series 2025-MN10, Class M2
6.547% (SOFR 30A + 2.85%), due 2/25/45	2,940,000	2,970,890
Series 2024-MN9, Class M2
6.947% (SOFR 30A + 3.25%), due 10/25/44	4,435,000	4,504,206
Series 2024-MN8, Class M2
7.947% (SOFR 30A + 4.25%), due 5/25/44	2,375,000	2,474,248
Series 2025-MN10, Class B1
8.647% (SOFR 30A + 4.95%), due 2/25/45	4,515,000	4,571,395
REMIC, Series 2024-MN9, Class B1
9.697% (SOFR 30A + 6.00%), due 10/25/44	3,525,000	3,719,085
GNMA (h)
REMIC, Series 2025-112
0.566%, due 3/16/66 (i)	14,503,799	744,193
REMIC, Series 2023-194, Class CI
0.818%, due 10/16/65 (i)	6,707,995	412,653
REMIC, Series 2020-177
0.822%, due 6/16/62 (i)	5,134,724	301,371
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (j)	9,076,742	634,763
REMIC, Series 2020-168, Class IA
0.974%, due 12/16/62 (i)	4,531,791	322,098
REMIC, Series 2021-47
0.992%, due 3/16/61 (i)	10,153,093	671,056
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (i)	4,702,726	321,238
REMIC, Series 2023-172
1.331%, due 2/16/66 (i)	6,123,989	557,328
GS Mortgage Securities Corp. Trust (a)
Series 2017-GPTX, Class A
2.856%, due 5/10/34	3,491,745	3,090,143
Series 2012-BWTR, Class A
2.954%, due 11/5/34	2,972,263	2,642,349
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	3,600,000	2,907,932
Series 2015-GC30, Class D
3.384%, due 5/10/50	6,924,500	3,860,409

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GS Mortgage Securities Trust
Series 2015-GC30, Class B
3.998%, due 5/10/50 (i)	$ 1,039,575	$ 1,008,232
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	1,500,000	1,224,757
IRV Trust
Series 2025-200P, Class A
5.295%, due 3/14/47 (a)(i)	3,500,000	3,595,495
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	686,613	662,581
Series 2022-NLP, Class A
4.527% (1 Month SOFR + 0.847%), due 4/15/37 (b)	1,840,979	1,831,774
Series 2021-1440, Class A
5.095% (1 Month SOFR + 1.414%), due 3/15/36 (b)	3,190,000	3,000,405
Series 2022-NLP, Class G
8.205% (1 Month SOFR + 4.525%), due 4/15/37 (b)	2,817,825	2,709,730
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	406,119
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,575,000	1,215,090
Series 2017-C5, Class B
4.009%, due 3/15/50 (j)	2,870,000	2,404,072
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.687%, due 3/10/50 (a)(i)	1,790,000	1,490,569
MFT Trust
Series 2020-ABC, Class B
3.477%, due 2/10/42 (a)(i)	1,875,000	1,500,587
Morgan Stanley Bank of America Merrill Lynch Trust (a)(i)
Series 2015-C22, Class D
3.973%, due 4/15/48	3,650,000	2,062,615
Series 2015-C23, Class D
4.209%, due 7/15/50	368,063	357,580
Morgan Stanley Capital I Trust (a)
Series 2014-150E, Class A
3.912%, due 9/9/32	1,300,000	1,220,440
Series 2021-230P, Class A
4.964% (1 Month SOFR + 1.284%), due 12/15/38 (b)	1,760,000	1,709,400
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(i)	3,094,800	2,678,579
NCMF Trust
Series 2025-MFS, Class E
7.529%, due 6/10/33 (a)(i)	4,165,000	4,231,603

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	$ 3,340,000	$ 3,550,689
SCMS Mortgage Trust
Series 2025-BNC1, Class AS
5.308%, due 12/15/57 (a)(j)	2,796,000	2,822,754
SKY Trust
Series 2025-LINE, Class D
9.614% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	1,195,808	1,200,343
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.123% (1 Month SOFR + 1.443%), due 2/15/42 (a)(b)	1,930,000	1,916,128
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	998,614
Series 2019-C18, Class C
3.92%, due 12/15/52 (i)	1,621,000	1,388,883
Series 2018-C9, Class C
4.962%, due 3/15/51 (i)	3,115,000	2,134,838
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(i)	2,300,000	2,303,805
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,525,000	2,163,511
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	717,500	601,416
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	3,471,000	2,527,846
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	3,085,000	2,656,197
Series 2017-C39, Class D
4.357%, due 9/15/50 (a)(i)	615,000	538,945
Series 2016-NXS5, Class D
4.875%, due 1/15/59 (i)	3,055,000	2,326,260
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(i)	1,655,000	1,521,675
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(i)	1,940,000	1,648,981
		193,571,733
Whole Loan (Collateralized Mortgage Obligations) 10.8%
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	1,154,526	1,144,769

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (h)(j)	$ 41,791,485	$ 519,092
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (c)	1,322,962	1,322,465
Series 2019-INV1, Class B4
5.026%, due 2/25/49 (j)	2,553,276	2,494,591
Citigroup Mortgage Loan Trust (a)(j)
Series 2014-C, Class B3
4.25%, due 2/25/54	3,125,000	2,688,565
Series 2025-4, Class A2
5.50%, due 10/25/55	1,723,666	1,734,372
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1M2
5.197% (SOFR 30A + 1.50%), due 1/25/45	4,500,000	4,501,389
Series 2021-R03, Class 1M2
5.347% (SOFR 30A + 1.65%), due 12/25/41	5,130,000	5,161,952
Series 2024-R05, Class 2M2
5.397% (SOFR 30A + 1.70%), due 7/25/44	2,750,000	2,760,532
Series 2025-R01, Class 1B1
5.397% (SOFR 30A + 1.70%), due 1/25/45	1,120,000	1,116,509
Series 2024-R03, Class 2M2
5.647% (SOFR 30A + 1.95%), due 3/25/44	1,865,000	1,884,780
Series 2025-R02, Class 1B1
5.647% (SOFR 30A + 1.95%), due 2/25/45	1,460,000	1,471,969
Series 2024-R05, Class 2B1
5.697% (SOFR 30A + 2.00%), due 7/25/44	2,100,000	2,101,321
Series 2021-R03, Class 1B1
6.447% (SOFR 30A + 2.75%), due 12/25/41	870,000	883,050
Series 2023-R05, Class 1M2
6.797% (SOFR 30A + 3.10%), due 6/25/43	2,500,000	2,598,321
Series 2023-R07, Class 2M2
6.947% (SOFR 30A + 3.25%), due 9/25/43	2,780,000	2,876,376
Series 2023-R03, Class 2M2
7.597% (SOFR 30A + 3.90%), due 4/25/43	6,161,732	6,496,122
Series 2021-R03, Class 1B2
9.197% (SOFR 30A + 5.50%), due 12/25/41	1,900,000	1,962,485
Series 2021-R01, Class 1B2
9.697% (SOFR 30A + 6.00%), due 10/25/41	1,691,214	1,744,200
Series 2022-R01, Class 1B2
9.697% (SOFR 30A + 6.00%), due 12/25/41	3,848,000	3,993,008
Series 2020-SBT1, Class 1B1
10.562% (SOFR 30A + 6.864%), due 2/25/40	5,260,000	5,521,369
Series 2022-R02, Class 2B2
11.347% (SOFR 30A + 7.65%), due 1/25/42	3,210,000	3,393,683
Series 2019-HRP1, Class B1
13.062% (SOFR 30A + 9.364%), due 11/25/39	4,424,318	4,670,813

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA2, Class M1
4.897% (SOFR 30A + 1.20%), due 5/25/45	$ 2,832,953	$ 2,836,308
Series 2025-DNA1, Class M2
5.047% (SOFR 30A + 1.35%), due 1/25/45	3,230,000	3,232,944
Series 2025-HQA1, Class M2
5.347% (SOFR 30A + 1.65%), due 2/25/45	2,185,000	2,189,776
Series 2023-DNA2, Class M1B
6.947% (SOFR 30A + 3.25%), due 4/25/43	595,000	619,887
Series 2021-DNA6, Class B1
7.097% (SOFR 30A + 3.40%), due 10/25/41	5,470,000	5,565,725
Series 2020-HQA1, Class B2
8.912% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,276,938
Series 2022-HQA1, Class M2
8.947% (SOFR 30A + 5.25%), due 3/25/42	1,080,000	1,128,935
Series 2021-DNA5, Class B2
9.197% (SOFR 30A + 5.50%), due 1/25/34	3,780,000	4,578,525
Series 2021-HQA3, Class B2
9.947% (SOFR 30A + 6.25%), due 9/25/41	3,311,667	3,406,481
Series 2021-HQA4, Class B2
10.697% (SOFR 30A + 7.00%), due 12/25/41	4,225,000	4,411,153
Series 2022-HQA1, Class B1
10.697% (SOFR 30A + 7.00%), due 3/25/42	2,500,000	2,663,358
Series 2022-DNA1, Class B2
10.797% (SOFR 30A + 7.10%), due 1/25/42	2,010,000	2,106,475
Series 2022-DNA2, Class B2
12.197% (SOFR 30A + 8.50%), due 2/25/42	1,300,000	1,389,754
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.156%, due 8/25/48 (a)(j)	4,797,512	3,744,747
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
8.612% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,279,219
REMIC, Series 2019-FTR1, Class B2
12.162% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,142,597
REMIC, Series 2019-HQA2, Class B2
15.062% (SOFR 30A + 11.364%), due 4/25/49	3,435,000	4,120,943
J.P. Morgan Mortgage Trust (a)
Series 2021-11, Class AX1
0.219%, due 1/25/52 (h)(i)	59,590,039	757,342
Series 2022-1, Class B3
3.085%, due 7/25/52 (i)	2,929,982	2,416,990
Series 2025-NQM4, Class A1F
4.897% (SOFR 30A + 1.20%), due 3/25/66 (b)	965,411	967,316
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
6.823% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	3,280,000	3,305,548

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	$ 1,068,663	$ 677,076
Mill City Mortgage Loan Trust (a)(j)
Series 2018-4, Class B4
3.045%, due 4/25/66	1,732,975	1,034,207
Series 2018-3, Class B2
3.25%, due 8/25/58	6,236,704	4,823,906
Series 2018-3, Class B4
3.672%, due 8/25/58	1,112,628	712,455
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-SPL1, Class A1
4.25%, due 2/25/65 (a)(j)	3,612,943	3,556,538
New Residential Mortgage Loan Trust (a)
Series 2020-RPL1, Class B3
3.83%, due 11/25/59 (j)	3,185,000	2,549,259
Series 2024-RPL1, Class B1
3.873%, due 1/25/64 (i)	2,800,000	2,377,053
Series 2019-RPL3, Class B5
3.977%, due 7/25/59 (j)	3,424,281	2,286,334
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (c)	2,503,121	2,512,418
Series 2026-J1, Class AF
5.039% (SOFR 30A + 1.35%), due 2/25/56 (b)(k)	4,000,000	3,999,600
Series 2024-NQM16, Class A1
5.53%, due 10/25/64 (c)	1,665,668	1,682,339
PMT Loan Trust
Series 2025-J4, Class A35
5.097% (SOFR 30A + 1.40%), due 12/1/56 (a)(b)	3,122,233	3,147,055
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	7,005,550	5,880,283
STACR Trust
Series 2018-HRP1, Class B2
15.562% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	4,207,736	4,958,518
Towd Point Mortgage Trust (a)(j)
Series 2018-2, Class B5
(zero coupon), due 3/25/58	4,686,625	2,076,571
Series 2017-4, Class B5
3.643%, due 6/25/57	1,413,798	1,000,970
Series 2019-1, Class B2
3.779%, due 3/25/58	920,000	719,318
Verus Securitization Trust (a)
Series 2026-R1, Class A1
4.832%, due 10/25/67 (j)	3,045,000	3,045,980
Series 2025-R2, Class A1
5.086%, due 7/25/67 (j)	3,140,629	3,164,518

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Verus Securitization Trust (a)
Series 2023-INV2, Class B2
8.011%, due 8/25/68 (i)	$ 1,000,000	$ 1,001,482
		173,388,574
Total Mortgage-Backed Securities (Cost $425,688,829)		429,034,443
U.S. Government & Federal Agencies 19.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.7%
UMBS Pool, 30 Year
5.00%, due 7/1/40	7,646,272	7,735,388
5.00%, due 12/1/55	2,706,210	2,719,595
		10,454,983
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.4%
UMBS, 30 Year
5.00%, due 9/1/53	8,587,594	8,610,626
5.00%, due 12/1/54	5,769,552	5,771,562
5.50%, due 5/1/54	3,381,060	3,430,458
5.50%, due 2/1/55	5,288,271	5,364,118
		23,176,764
United States Treasury Bonds 1.5%
U.S. Treasury Bonds
4.625%, due 11/15/45	20,350,000	19,793,555
4.625%, due 11/15/55	4,870,000	4,667,590
		24,461,145
United States Treasury Notes 15.6%
U.S. Treasury Notes
3.50%, due 1/31/28	2,835,000	2,833,117
3.50%, due 1/15/29	54,590,000	54,432,201
3.75%, due 1/31/31	7,955,000	7,935,113
4.00%, due 1/31/33	97,275,000	97,107,808
4.00%, due 11/15/35	67,780,000	66,392,628
4.25%, due 12/31/26	20,265,000	20,387,065
		249,087,932
Total U.S. Government & Federal Agencies (Cost $308,281,552)		307,180,824
Total Long-Term Bonds (Cost $1,542,813,238)		1,548,239,533

	Shares	Value

Common Stocks 0.1%
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	$ 86
Tobacco 0.1%
Turning Point Brands, Inc.	6,802	824,062
Total Common Stocks (Cost $0)		824,148
Short-Term Investments 2.6%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.523% (l)	5,286,228	5,286,228
Unaffiliated Investment Companies 0.8%
Dreyfus Treasury Obligations Cash Management Fund, 3.70% (l)(m)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, 3.682% (l)(m)	7,280,102	7,280,102
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.70% (l)(m)	2,000,000	2,000,000
		13,280,102

	Principal Amount

U.S. Treasury Debt 1.4%
U.S. Treasury Bills (n)
3.615%, due 3/26/26	$ 2,800,000	2,785,332
3.618%, due 2/26/26	2,800,000	2,793,246
3.627%, due 2/17/26	550,000	549,171
3.745%, due 4/16/26	3,980,000	3,951,019
3.751%, due 4/30/26	12,500,000	12,391,849
		22,470,617
Total Short-Term Investments (Cost $41,030,716)		41,036,947
Total Investments (Cost $1,583,843,954)	99.3%	1,590,100,628
Other Assets, Less Liabilities	0.7	11,865,483
Net Assets	100.0%	$ 1,601,966,111

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2026.
(c)	Step coupon—Rate shown was the rate in effect as of January 31, 2026.

(d)	All or a portion of this security was held on loan. As of January 31, 2026, the aggregate market value of securities on loan was $14,575,741; the total market value of collateral held by the Fund was $15,232,837. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,952,735. The Fund received cash collateral with a value of $13,280,102.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2026.
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2026.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2026.
(k)	Delayed delivery security.
(l)	Current yield as of January 31, 2026.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 12,650	$ 180,441	$ (187,805)	$ —	$ —	$ 5,286	$ 173	$ —	5,286

Futures Contracts
As of January 31, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 10 Year Ultra Bonds	2,668	March 2026	$ 304,199,877	$ 304,568,875	$ 368,998
Short Contracts
Euro-BTP	(2,149)	March 2026	(307,273,545)	(308,505,580)	(1,232,035)
Net Unrealized Depreciation					$ (863,037)

1.	As of January 31, 2026, cash in the amount of $17,131,857 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2026.
Abbreviation(s):
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
REMIC—Real Estate Mortgage Investment Conduit
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TRY—Turkish lira
UMBS—Uniform Mortgage Backed Securities
USISDA—U.S. International Swaps and Derivatives Association
ZAR—South African Rand
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 237,499,084	$ —	$ 237,499,084
Corporate Bonds	—	454,166,782	—	454,166,782
Foreign Government Bonds	—	90,133,937	—	90,133,937
Loan Assignments	—	30,224,463	—	30,224,463
Mortgage-Backed Securities	—	429,034,443	—	429,034,443
U.S. Government & Federal Agencies	—	307,180,824	—	307,180,824
Total Long-Term Bonds	—	1,548,239,533	—	1,548,239,533
Common Stocks	824,148	—	—	824,148
Short-Term Investments
Affiliated Investment Company	5,286,228	—	—	5,286,228
Unaffiliated Investment Companies	13,280,102	—	—	13,280,102
U.S. Treasury Debt	—	22,470,617	—	22,470,617
Total Short-Term Investments	18,566,330	22,470,617	—	41,036,947
Total Investments in Securities	19,390,478	1,570,710,150	—	1,590,100,628
Other Financial Instruments
Futures Contracts (b)	368,998	—	—	368,998
Total Investments in Securities and Other Financial Instruments	$ 19,759,476	$ 1,570,710,150	$ —	$ 1,590,469,626
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,232,035)	$ —	$ —	$ (1,232,035)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Value Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 1.6%
L3Harris Technologies, Inc.	44,285	$ 15,183,112
Automobile Components 1.1%
Gentex Corp.	474,001	10,906,763
Banks 8.6%
Huntington Bancshares, Inc.	761,784	13,315,984
JPMorgan Chase & Co.	117,869	36,054,949
M&T Bank Corp.	76,114	16,864,579
PNC Financial Services Group, Inc. (The)	72,120	16,104,396
		82,339,908
Beverages 1.3%
Keurig Dr Pepper, Inc.	470,818	12,919,246
Biotechnology 1.9%
Gilead Sciences, Inc.	125,834	17,862,136
Building Products 1.4%
Johnson Controls International plc	114,638	13,671,728
Capital Markets 8.1%
Ares Management Corp.	66,196	9,907,555
KKR & Co., Inc.	103,343	11,807,971
LPL Financial Holdings, Inc.	39,299	14,324,485
Morgan Stanley	87,676	16,027,173
Nasdaq, Inc.	119,677	11,595,505
Raymond James Financial, Inc.	83,110	13,784,625
		77,447,314
Communications Equipment 3.5%
Cisco Systems, Inc.	251,934	19,731,471
F5, Inc. (a)	50,205	13,837,000
		33,568,471
Consumer Staples Distribution & Retail 1.5%
U.S. Foods Holding Corp. (a)	171,793	14,365,331
Diversified Consumer Services 1.0%
H&R Block, Inc.	235,263	9,281,125
Electric Utilities 1.4%
American Electric Power Co., Inc.	112,930	13,526,191
Electrical Equipment 1.5%
Emerson Electric Co.	97,635	14,348,440

	Shares	Value
Common Stocks
Food Products 1.5%
Archer-Daniels-Midland Co.	217,714	$ 14,654,329
Gas Utilities 1.4%
Atmos Energy Corp.	79,684	13,254,636
Health Care Providers & Services 3.7%
Elevance Health, Inc.	50,427	17,434,631
UnitedHealth Group, Inc.	62,270	17,867,131
		35,301,762
Industrial Conglomerates 1.2%
3M Co.	75,854	11,617,799
Insurance 7.7%
American International Group, Inc.	191,340	14,327,539
Chubb Ltd.	48,226	14,928,840
Marsh & McLennan Cos., Inc.	77,156	14,519,988
MetLife, Inc.	189,551	14,951,783
Progressive Corp. (The)	70,566	14,677,728
		73,405,878
Interactive Media & Services 5.0%
Alphabet, Inc., Class C	142,394	48,204,641
IT Services 3.5%
Accenture plc, Class A	65,454	17,256,293
Amdocs Ltd.	193,356	15,843,590
		33,099,883
Machinery 2.7%
Middleby Corp. (The) (a)	76,200	11,214,354
PACCAR, Inc.	116,960	14,375,553
		25,589,907
Metals & Mining 1.2%
Freeport-McMoRan, Inc.	186,222	11,216,151
Multi-Utilities 1.7%
Sempra	182,364	15,867,492
Oil, Gas & Consumable Fuels 6.7%
Antero Resources Corp. (a)	404,904	14,726,358
ConocoPhillips	131,321	13,687,588
Coterra Energy, Inc.	364,063	10,503,217
Marathon Petroleum Corp.	64,099	11,293,603

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Targa Resources Corp.	70,416	$ 14,152,208
		64,362,974
Personal Care Products 1.4%
Unilever plc, Sponsored ADR	196,027	13,400,406
Pharmaceuticals 12.0%
AstraZeneca plc, Sponsored ADR	104,582	9,702,072
Eli Lilly & Co.	8,408	8,720,357
Johnson & Johnson	133,979	30,446,728
Merck & Co., Inc.	224,063	24,707,427
Pfizer, Inc.	657,742	17,390,699
Roche Holding AG	25,962	11,777,858
Zoetis, Inc.	97,915	12,221,750
		114,966,891
Semiconductors & Semiconductor Equipment 3.7%
Broadcom, Inc.	36,040	11,940,052
NVIDIA Corp.	50,688	9,687,997
NXP Semiconductors NV	59,013	13,345,200
		34,973,249
Software 1.2%
Microsoft Corp.	26,421	11,368,692
Specialized REITs 2.7%
Crown Castle, Inc.	156,421	13,578,907
Gaming and Leisure Properties, Inc.	268,229	12,003,248
		25,582,155
Specialty Retail 2.9%
Dick's Sporting Goods, Inc.	65,126	13,155,452
GCI Liberty, Inc. (a)(b)	15,319	—
Industria de Diseno Textil SA, ADR	888,246	14,425,115
		27,580,567
Technology Hardware, Storage & Peripherals 1.2%
NetApp, Inc.	121,811	11,736,490
Trading Companies & Distributors 1.5%
Ferguson Enterprises, Inc.	55,619	14,041,573
Water Utilities 1.1%
American Water Works Co., Inc.	78,461	10,131,669

	Shares	Value
Common Stocks
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc.	77,301	$ 15,244,530
Total Common Stocks (Cost $717,508,634)		941,021,439
Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
NYLI U.S. Government Liquidity Fund, 3.523% (c)	14,388,756	14,388,756
Total Short-Term Investment (Cost $14,388,756)		14,388,756
Total Investments (Cost $731,897,390)	100.0%	955,410,195
Other Assets, Less Liabilities	0.0‡	127,163
Net Assets	100.0%	$ 955,537,358

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 11,372	$ 40,809	$ (37,792)	$ —	$ —	$ 14,389	$ 85	$ —	14,389

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 941,021,439	$ —	$ —	$ 941,021,439
Short-Term Investment
Affiliated Investment Company	14,388,756	—	—	14,388,756
Total Investments in Securities	$ 955,410,195	$ —	$ —	$ 955,410,195

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Winslow Large Cap Growth Fund
Portfolio of Investments January 31, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 3.2%
Axon Enterprise, Inc. (a)	212,280	$ 102,654,362
GE Aerospace	509,671	156,361,966
Howmet Aerospace, Inc.	709,212	147,572,833
		406,589,161
Automobiles 2.3%
Tesla, Inc. (a)	671,895	289,190,327
Biotechnology 1.5%
Vertex Pharmaceuticals, Inc. (a)	395,100	185,657,490
Broadline Retail 7.1%
Amazon.com, Inc. (a)	3,761,763	900,189,886
Capital Markets 2.3%
Ares Management Corp.	817,400	122,340,258
KKR & Co., Inc.	665,100	75,994,326
Nasdaq, Inc.	886,500	85,892,985
		284,227,569
Chemicals 1.1%
Ecolab, Inc.	500,050	141,009,100
Commercial Services & Supplies 1.2%
Cintas Corp.	818,800	156,710,132
Communications Equipment 1.7%
Arista Networks, Inc. (a)	1,510,580	214,109,609
Construction & Engineering 1.3%
Quanta Services, Inc.	343,800	163,177,794
Electrical Equipment 1.7%
GE Vernova, Inc.	303,600	220,525,932
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	1,784,670	257,135,254
Entertainment 3.5%
Netflix, Inc. (a)	3,090,200	258,000,798
Spotify Technology SA (a)	355,421	177,834,897
		435,835,695
Financial Services 4.1%
Mastercard, Inc., Class A	346,888	186,899,786

	Shares	Value
Common Stocks
Financial Services
Visa, Inc., Class A	1,013,180	$ 326,071,719
		512,971,505
Health Care Equipment & Supplies 4.1%
Intuitive Surgical, Inc. (a)	548,883	276,757,786
Stryker Corp.	647,128	239,152,624
		515,910,410
Health Care Providers & Services 1.1%
McKesson Corp.	171,500	142,552,515
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc. (a)	1,964,200	76,348,454
DoorDash, Inc., Class A (a)	1,098,150	224,703,453
Hilton Worldwide Holdings, Inc.	816,597	243,762,370
		544,814,277
Interactive Media & Services 11.7%
Alphabet, Inc., Class C	2,588,330	876,227,355
Meta Platforms, Inc., Class A	835,434	598,588,461
		1,474,815,816
IT Services 3.3%
Shopify, Inc., Class A (a)	1,328,436	174,330,656
Snowflake, Inc., Class A (a)	1,259,160	242,640,132
		416,970,788
Machinery 1.2%
Parker-Hannifin Corp.	166,700	156,004,528
Pharmaceuticals 2.7%
Eli Lilly & Co.	329,521	341,762,705
Semiconductors & Semiconductor Equipment 17.2%
Advanced Micro Devices, Inc. (a)	314,610	74,477,626
ASML Holding NV (Registered)	60,000	85,380,000
Broadcom, Inc.	2,073,920	687,089,696
KLA Corp.	82,500	117,805,050
NVIDIA Corp.	6,198,879	1,184,791,744
Texas Instruments, Inc.	117,700	25,370,235
		2,174,914,351
Software 13.7%
Atlassian Corp., Class A (a)	681,700	80,563,306
Cadence Design Systems, Inc. (a)	403,800	119,670,168
Intuit, Inc.	309,810	154,570,405
Microsoft Corp.	2,521,657	1,085,043,791
OpenAI (a)(b)(c)	29,095	12,510,850

	Shares	Value
Common Stocks
Software
Oracle Corp.	419,932	$ 69,112,409
Palantir Technologies, Inc., Class A (a)	491,700	72,078,303
ServiceNow, Inc. (a)	1,210,625	141,655,231
		1,735,204,463
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	2,908,284	754,641,532
Total Common Stocks (Cost $7,097,292,534)		12,424,920,839
Preferred Stocks 0.9%
Software 0.9%
Anthropic PBC (a)(b)(c)
Series F-1	147,622	38,254,233
Series G-1	139,193	36,069,973

Databricks, Inc. Series L (a)(b)(c)	217,517	41,349,982
Total Preferred Stocks (Cost $98,208,122)		115,674,188
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 3.523% (d)(e)	77,971,066	77,971,066
Total Short-Term Investment (Cost $77,971,066)		77,971,066
Total Investments (Cost $7,273,471,722)	99.8%	12,618,566,093
Other Assets, Less Liabilities	0.2	19,471,425
Net Assets	100.0%	$ 12,638,037,518

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Restricted security.

(d)	As of January 31, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of January 31, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 89,496	$ 1,051,069	$ (1,062,594)	$ —	$ —	$ 77,971	$ 1,054	$ —	77,971

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 12,412,409,989	$ —	$ 12,510,850	$ 12,424,920,839
Preferred Stocks	—	—	115,674,188	115,674,188
Short-Term Investment
Affiliated Investment Company	77,971,066	—	—	77,971,066
Total Investments in Securities	$ 12,490,381,055	$ —	$ 128,185,038	$ 12,618,566,093

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds
Notes to Portfolios of Investments January 31, 2026 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2026, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.